UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07917

                        WILSHIRE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        WILSHIRE ASSOCIATES INCORPORATED
                          1299 OCEAN AVENUE, SUITE 700
                           SANTA MONICA, CA 90401-1085

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                           LAWRENCE DAVANZO, PRESIDENT
                          1299 OCEAN AVENUE, SUITE 700
                           SANTA MONICA, CA 90401-1085

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639
                      DATE OF FISCAL YEAR END: DECEMBER 31
                     DATE OF REPORTING PERIOD: JUNE 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    [LOGO] WILSHIRE VARIABLE INSURANCE TRUST

                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                                   EQUITY FUND
                                  BALANCED FUND
                                   INCOME FUND
                           SHORT-TERM INVESTMENT FUND
                              SMALL CAP GROWTH FUND
                            INTERNATIONAL EQUITY FUND
                            SOCIALLY RESPONSIBLE FUND

                                  JUNE 30, 2008
                                 ---------------

                                TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Fund Commentaries .........................................................    2
Disclosure of Fund Expenses ...............................................    9
Schedules of Investments ..................................................   11
Statements of Assets and Liabilities ......................................   47
Statements of Operations ..................................................   48
Statements of Changes in Net Assets .......................................   49
Financial Highlights ......................................................   51
Notes to the Financial Statements .........................................   58
Additional Fund Information ...............................................   68

          ------------------------------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES. THIS
   REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
    SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust"). This report covers the period from January 1, 2008, to June 30, 2008 (the "Period"), for the Equity, Balanced, Income, Short-Term Investment, Small Cap Growth, International Equity and Socially Responsible Funds (the "Funds").

MARKET ENVIRONMENT

The first half of 2008 has been one of the most challenging periods for the U.S. economy and capital markets. Employment has been weak with recent unemployment claims rising to a six year high and June's unemployment rate at 5.5%. GDP growth has been muted for several quarters with recent quarters being revised downward. The second quarter GDP grew at a 1.9% rate, boosted by the $80 billion tax rebate program. First quarter growth was revised down to 0.9%. While technically not in a recession (which traditionally is defined as two consecutive quarters of negative GDP growth), the economy will continue to face numerous challenges for the remainder of the year.

There are some bright spots. Interest rates continue to remain low, with the Fed's recent decision to maintain the Fed Funds rate at 2%. Although inflation is running at a 4.1% annual rate for the year ended June 30, recent declines in oil prices and other commodities have reduced the pressure on the Fed to raise rates to tamp down a higher inflation. While housing prices continue to decline in most markets, the June index for sales contracts rose 5.3%, a leading indicator of existing home sales. The Government's housing legislation to shore up Fannie Mae and Freddie Mac is expected to reduce foreclosures. Lastly, productivity has shown surprising strength.

The U.S. stock market has experienced significant volatility over the past six months as investors have wrestled with the many challenges facing the economy. During the first quarter, the market declined significantly in reaction to numerous factors, notably the weak economic data, the collapse of Bear Stearns and rising energy prices. Then in mid-March, stocks began to rally but by early May, investors began selling again with declining stock prices continuing through the month of June. For the six months ended June 30, the Dow Jones Wilshire 5000 Index, the broadest measure of the stock market, declined 10.9%. Value stocks fell 13.6%, trailing growth stocks which declined only 9.1%. Financial stocks, which comprise 14% of the overall market and 28% of value stocks, declined nearly 30% for the six months. Energy stocks, making up 16% of the market, were up over 8%. But there were dramatic swings in both sectors throughout the market, making it very difficult for investors to take advantage of any long-term trends.

In many ways, this created a two decision market. Investors who made the right call underweighting Financials and overweighting Energy stocks looked like heroes. Unfortunately there weren't many heroes around for the past six months.

Overseas stock markets have also been affected by weak local economies. For the six months, non-U.S. equity markets, measured by the MSCI EAFE Index, declined 11%, in line with the returns of U.S. stocks. Unfortunately, investors did not benefit by diversifying their equity holdings globally. World economies are all being impacted by the same factors, including rising commodity prices, inflation pressures, weak local housing markets, and the pressure on companies in the financial sector. Consequently, global equity markets are all struggling.

The U.S. bond market, while not experiencing the magnitude of negative returns as common stocks, has also been under severe pressure. Since the summer of 2007, credit markets have been digesting billions of dollars of losses associated with subprime mortgages. For many months now, liquidity in the bond market has been nonexistent, making it difficult for bond managers to transact in their portfolios. Although the general level of interest rates has not changed significantly, the yield curve now reflects a more normal pattern with short term rates below long term rates. All of this has contributed to negative returns for the Period of 1-2% for corporate and mortgage bonds vs. a positive return over 2% for U.S. Treasuries.

Thank you for your continued confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo

Lawrence E. Davanzo
President

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................   (13.45)%
ONE YEAR ENDED 06/30/08 .............................................   (17.22)%
FIVE YEARS ENDED 06/30/08............................................     6.80%
TEN YEARS ENDED 06/30/08 ............................................     1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

UTILITIES                                                                   2.0%
U.S. TREASURY OBLIGATIONS                                                   0.5%
INFORMATION TECHNOLOGY                                                     22.4%
FINANCIALS                                                                 17.4%
HEALTH CARE                                                                15.0%
ENERGY                                                                     12.2%
INDUSTRIALS                                                                 8.3%
CONSUMER DISCRETIONARY                                                      7.8%
CONSUMER STAPLES                                                            7.7%
MATERIALS                                                                   4.6%
TELECOMMUNICATION SERVICES                                                  2.1%

For the six-month period ended June 30, 2008, the Equity Fund (the "Fund") returned (13.45)% while the S&P 500 Index returned (11.92)%. The Fund underperformed the index by 1.53%. Sector allocation was the chief contributor to the underperformance. The Fund's overweight position to the Financials sector detracted from performance as the market continues to be bearish over the financial turmoil which began in 2007. At the same time, oil prices continue to surge and as a result our underexposure to energy related holdings also detracted.

** BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (8.96)%
ONE YEAR ENDED 06/30/08 ..............................................   (9.83)%
FIVE YEARS ENDED 06/30/08 ............................................    5.25%
TEN YEARS ENDED 06/30/08 .............................................    2.97%

THE BALANCED FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN OTHER FUNDS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE BALANCED FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE BALANCED FUND. THE BALANCED FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              58.9%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              41.1%

The Balanced Fund (the "Fund") is structured to provide long-term investors with an appropriate exposure to both equities and fixed income securities. In achieving the desired exposure to the blend of equities and fixed income, the Fund invests 60% and 40% of its assets in the Equity Fund and the Income Fund respectively.

For the six-month period ended June 30, 2008 (the "Period"), the Fund returned (8.96)%, slightly underperforming its custom blended benchmark. The Fund's allocation to the U.S. equity market provided the bulk of the underperformance as the S&P 500 Index lost 11.92% for the Period. The Fund's investment in fixed income hurt overall performance because bonds declined as interest rates spiked across the yield curve and inflation rose.

** BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (1.95)%
ONE YEAR ENDED 06/30/08 ..............................................    2.18%
FIVE YEARS ENDED 06/30/08 ............................................    2.73%
TEN YEARS ENDED 06/30/08 .............................................    4.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

PREFERRED STOCK                                                             0.5%
U.S. GOVERNMENT & AGENCY OBLIGATIONS                                        0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS                                        48.8%
CORPORATE BONDS                                                            18.6%
REPURCHASE AGREEMENTS                                                      10.4%
U.S. TREASURY OBLIGATIONS                                                   9.9%
FOREIGN BONDS                                                               7.9%
ASSET BACKED SECURITIES                                                     3.6%

For the six-month period ended June 30, 2008, the Income Fund (the "Fund") returned (1.95)% while the Lehman Aggregate Index returned 1.13%. The Fund underperformed the index by 3.08%. The continued weakness in U.S. housing and concerns of a slowing economy led to investors' increased risk aversion. The Fund's underperformance can be attributed to its exposure to high yield credit, CMBS, and mortgage-backed securities. Despite the first six month's underperformance, we expect the Fund's positioning to be beneficial when markets return to normal. The Fed actions continue to play a role in the stability of the markets.

** BASED ON PERCENT OF FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND                                                [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* .............................................   1.13%
ONE YEAR ENDED 06/30/08 ................................................   3.49%
FIVE YEARS ENDED 06/30/08 ..............................................   3.03%
TEN YEARS ENDED 06/30/08 ...............................................   3.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.94% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

CORPORATE BOND                                                              0.7%
U.S. GOVERNMENT & AGENCY OBLIATIONS                                        60.0%
REPURCHASE AGREEMENTS                                                      21.4%
COMMERCIAL PAPER                                                           16.9%
CERTIFICATE OF DEPOSIT                                                      1.0%

The Short Term Investment Fund (the "Fund") returned 1.13% for the six-month period ended June 30, 2008 (the "Period"). The Fund was essentially flat against the benchmark. Short term bonds rallied during the Period as the Fed lowered interest rates in response to continued uncertainty in the macroeconomic environment. At the same time, higher quality instruments received increased demand as investors reduced their exposure to riskier positions and moved to safer short-term assets. As such, the Fund fared well over the Period.

** BASED ON PERCENT OF FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................   (16.65)%
ONE YEAR ENDED 06/30/08 .............................................   (15.71)%
FIVE YEARS ENDED 06/30/08 ...........................................     7.89%
TEN YEARS ENDED 06/30/08 ............................................     1.81%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.27% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

CONSUMER STAPLES                                                            1.0%
TELECOMMUNICATION SERVICES                                                  0.6%
UTILITIES                                                                   0.3%
INFORMATION TECHNOLOGY                                                     25.9%
HEALTH CARE                                                                19.4%
INDUSTRIALS                                                                18.8%
ENERGY                                                                     15.0%
CONSUMER DISCRETIONARY                                                     12.2%
FINANCIALS                                                                  3.3%
EXCHANGE TRADED FUND                                                        2.2%
MATERIALS                                                                   1.3%

For the six-month period ended June 30, 2008, the Small Cap Growth Fund (the "Fund") returned (16.65)% while the Russell 2000 Growth Index returned (8.92)%. The Fund underperformed the index by 7.73%. Security selection was the chief contributor to the underperformance. The Fund had several areas of disappointment. Security selection was weak in the Information Technology, Industrials and the Financials sectors. The first six months of the year had been tough for the Fund given the market's sentiment of the overall health of the economy. Within small caps, the market shied away from high growth stocks and took safety in defensive names. This has been an anomalous environment. The Fund recouped in the second quarter of 2008; however, it was not enough to overcome the underperformance of the first quarter.

** BASED ON PERCENT OF FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................    (9.36)%
ONE YEAR ENDED 06/30/08 .............................................   (10.15)%
FIVE YEARS ENDED 06/30/08 ...........................................    12.91%
TEN YEARS ENDED 06/30/08 ............................................     3.62%

FOREIGN SECURITIES MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK DUE TO CURRENCY FLUCTUATIONS, LACK OF LIQUIDITY, AND POLITICAL AND ECONOMIC INSTABILITY. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.21% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                      4.8%
EXCHANGE TRADED FUND                                                        1.1%
FINANCIALS                                                                 21.9%
MATERIALS                                                                  13.7%
ENERGY                                                                     12.9%
INDUSTRIALS                                                                11.1%
CONSUMER DISCRETIONARY                                                      9.1%
CONSUMER STAPLES                                                            7.7%
HEALTH CARE                                                                 6.1%
UTILITIES                                                                   5.9%
TELECOMMUNICATION SERVICES                                                  5.7%

For the six-month period ended June 30, 2008, the International Equity Fund (the "Fund") returned (9.36)% while the MSCI EAFE Index returned (10.96)%. The Fund outperformed the index by 1.60%. The Fund's positive relative performance was attributed to security selection and sector allocation decisions. The Fund's overexposure to energy type holdings and its underexposure to financials benefited performance.

** BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................   (15.60)%
ONE YEAR ENDED 06/30/08 .............................................   (22.74)%
FIVE YEARS ENDED 06/30/08 ...........................................     6.52%
TEN YEARS ENDED 06/30/08 ............................................     3.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling less than 0.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

UTILITIES                                                                   3.8%
TELECOMMUNICATION SERVICES                                                  2.9%
FINANCIALS                                                                 21.3%
INFORMATION TECHNOLOGY                                                     18.9%
CONSUMER STAPLES                                                           15.0%
HEALTH CARE                                                                11.0%
INDUSTRIALS                                                                 9.3%
CONSUMER DISCRETIONARY                                                      7.9%
ENERGY                                                                      5.2%
MATERIALS                                                                   4.7%

For the six-month period ended June 30, 2008, the Socially Responsible Fund (the "Fund") returned (15.60)% while the S&P 500 Index returned (11.92)%. The Fund underperformed the index by 3.68%. The Fund's underperformance was driven entirely by its sector allocations. Due to the socially responsible nature of the mandate, the Fund has underexposures to the Energy sector. This was offset by overexposures to the Financials sector. Year-to-date, the best performing sector in the index is the Energy sector and the worst performing sector in the index is the Financials sector.

** BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                               Beginning     Ending
                                Account      Account                      Expenses Paid
                                 Value        Value      Expense          During Period
                               01/01/2008   06/30/2008   Ratio(1)   01/01/2008-06/30/2008(2)(3)
                               ----------   ----------   --------   ---------------------------
EQUITY FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   865.50     1.15%              $ 5.35
Hypothetical 5% Return ......  $ 1,000.00   $ 1,019.14     1.15%              $ 5.77

BALANCED FUND(4)
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   910.40     0.12%              $ 0.57
Hypothetical 5% Return ......  $ 1,000.00   $ 1,024.27     0.12%              $ 0.60

INCOME FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   980.50     1.04%              $ 5.12
Hypothetical 5% Return ......  $ 1,000.00   $ 1,019.69     1.04%              $ 5.22

SHORT-TERM INVESTMENT FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $ 1,011.30     0.06%              $ 0.30
Hypothetical 5% Return ......  $ 1,000.00   $ 1,024.57     0.06%              $ 0.30

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   833.50     1.61%              $ 7.34
Hypothetical 5% Return ......  $ 1,000.00   $ 1,016.86     1.61%              $ 8.07

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   906.40     1.72%              $ 8.15
Hypothetical 5% Return ......  $ 1,000.00   $ 1,016.31     1.72%              $ 8.62

SOCIALLY RESPONSIBLE FUND
-----------------------------------------------------------------------------------------------
Actual Fund Return ..........  $ 1,000.00   $   844.00     1.35%              $ 6.19
Hypothetical 5% Return ......  $ 1,000.00   $ 1,018.15     1.35%              $ 6.77

----------
(1)   ANNUALIZED, BASED ON THE FUND'S MOST RECENT FISCAL HALF-YEAR EXPENSES.

(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

(3)   EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

(4)   THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCK -- 98.5%

CONSUMER DISCRETIONARY -- 7.8%
       6,431   Abercrombie & Fitch Co., Class A ................   $    403,095
       2,812   Advance Auto Parts, Inc. ........................        109,190
       9,528   American Eagle Outfitters, Inc. .................        129,867
       3,277   Autozone, Inc.+ .................................        396,550
      26,447   Best Buy Co., Inc.(a) ...........................      1,047,301
       6,365   Big Lots, Inc.+ .................................        198,843
       2,951   Black & Decker Corp. ............................        169,712
          86   BorgWarner, Inc. ................................          3,817
       6,615   Carnival Corp.(a) ...............................        218,030
       3,344   Centex Corp. ....................................         44,709
       4,621   Clear Channel Communications, Inc. ..............        162,659
       3,070   Coach, Inc.+ ....................................         88,662
      37,586   Comcast Corp. Special Class A ...................        713,006
       5,333   Darden Restaurants, Inc. ........................        170,336
      51,061   DIRECTV Group, Inc. (The)+ ......................      1,322,991
       3,460   Dollar Tree, Inc.+ ..............................        113,107
      20,636   DR Horton, Inc.(a) ..............................        223,901
      11,596   Expedia, Inc.+ ..................................        213,134
       9,243   Family Dollar Stores, Inc. ......................        184,305
      34,336   Gap, Inc. (The)(a) ..............................        572,381
       5,691   Hanesbrands, Inc.+(a) ...........................        154,454
      10,864   Hasbro, Inc. ....................................        388,062
     169,376   Home Depot, Inc. (The) ..........................      3,966,785
      13,786   IAC/InterActiveCorp+ ............................        265,795
      49,500   J.C. Penney Co., Inc. ...........................      1,796,355
         782   Jones Apparel Group, Inc. .......................         10,753
       4,373   KB Home(a) ......................................         74,035
      49,658   Kohl's Corp.+ ...................................      1,988,307
       6,023   Leggett & Platt, Inc.(a) ........................        101,006
       9,167   Lennar Corp., Class A(a) ........................        113,121
      30,547   Lowe's Cos., Inc. ...............................        633,850
      13,540   Macy's, Inc. ....................................        262,947
      21,075   Magna International, Inc., Class A(a) ...........      1,248,483
      47,925   Mattel, Inc. ....................................        820,476
      22,919   McDonald's Corp. ................................      1,288,507
       7,854   McGraw-Hill Cos., Inc. (The)(a) .................        315,102
      25,622   Nike, Inc., Class B .............................      1,527,326
         305   NVR, Inc.+(a) ...................................        152,524
      15,279   Omnicom Group, Inc. .............................        685,722
       4,463   Polo Ralph Lauren Corp. .........................        280,187
      15,857   Pulte Homes, Inc.(a) ............................        152,703
       6,157   RadioShack Corp. ................................         75,546
       2,998   Ross Stores, Inc. ...............................        106,489
       2,031   Sears Holdings Corp.+(a) ........................        149,603
       6,843   Sherwin-Williams Co. (The) ......................        314,299
       1,082   Snap-On, Inc.(a) ................................         56,275
       4,346   Stanley Works (The) .............................        194,831
      23,428   Staples, Inc.(a) ................................        556,415
      42,000   Starbucks Corp.+ ................................        661,080
       7,000   Target Corp. ....................................        325,430
     123,891   Time Warner, Inc.(a) ............................      1,833,587
      71,244   TJX Cos., Inc.(a) ...............................      2,242,049
         909   Tupperware Brands Corp. .........................         31,106

   Shares                                                              Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
         855   Wendy's International, Inc. .....................   $     23,273
      43,625   Whirlpool Corp.(a) ..............................      2,692,971
                                                                   ------------
                                                                     31,975,050
                                                                   ------------
CONSUMER STAPLES -- 7.6%
      64,496   Altria Group, Inc. ..............................      1,326,037
       1,281   Anheuser-Busch Cos., Inc. .......................         79,576
       3,626   Archer-Daniels-Midland Co. ......................        122,378
       2,936   Church & Dwight Co., Inc. .......................        165,444
      48,885   Coca-Cola Co. (The) .............................      2,541,041
      21,680   Coca-Cola Enterprises, Inc. .....................        375,064
      31,724   Colgate-Palmolive Co. ...........................      2,192,128
       1,113   Corn Products International, Inc. ...............         54,659
      34,500   Costco Wholesale Corp.(a) .......................      2,419,830
       2,099   Estee Lauder Cos., Inc. (The), Class A ..........         97,499
       2,428   General Mills, Inc. .............................        147,550
       2,689   Hormel Foods Corp. ..............................         93,066
       4,145   Kimberly-Clark Corp. ............................        247,788
      49,075   Kraft Foods, Inc., Class A ......................      1,396,184
       1,848   Molson Coors Brewing Co., Class B ...............        100,402
      10,355   Pepsi Bottling Group, Inc. ......................        289,112
      37,452   PepsiCo, Inc. ...................................      2,381,573
      24,040   Philip Morris International, Inc. ...............      1,187,336
      56,938   Procter & Gamble Co. ............................      3,462,400
       7,877   Reynolds American, Inc. .........................        367,620
      30,313   Safeway, Inc. ...................................        865,436
     114,000   Sara Lee Corp. ..................................      1,396,500
       5,890   SUPERVALU, Inc. .................................        181,942
      13,775   SYSCO Corp. .....................................        378,950
       3,165   Tyson Foods, Inc., Class A ......................         47,285
     103,932   Wal-Mart Stores, Inc. ...........................      5,840,979
      47,520   Wm. Wrigley Jr. Co. .............................      3,696,105
                                                                   ------------
                                                                     31,453,884
                                                                   ------------
ENERGY -- 12.1%
      12,929   Apache Corp. ....................................      1,797,131
       1,275   Arch Coal, Inc. .................................         95,663
      11,000   Baker Hughes, Inc. ..............................        960,740
      33,725   BP PLC ADR ......................................      2,346,248
      26,900   Cameron International Corp.+ ....................      1,488,915
      26,420   Chesapeake Energy Corp.(a) ......................      1,742,663
      21,862   Chevron Corp. ...................................      2,167,180
       4,972   Cimarex Energy Co. ..............................        346,399
      36,196   ConocoPhillips ..................................      3,416,540
       2,755   Denbury Resources, Inc.+ ........................        100,558
      16,057   Devon Energy Corp. ..............................      1,929,409
      10,926   ENSCO International, Inc. .......................        882,165
      37,300   EOG Resources, Inc. .............................      4,893,760
      77,834   Exxon Mobil Corp. ...............................      6,859,511
       5,787   FMC Technologies, Inc.+ .........................        445,194
       6,177   Helmerich & Payne, Inc. .........................        444,868
      13,582   Hess Corp. ......................................      1,713,913
         724   Massey Energy Co. ...............................         67,875
      11,671   Murphy Oil Corp. ................................      1,144,342

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
ENERGY (CONTINUED)
      13,072   Nabors Industries, Ltd.+ ........................   $    643,535
      22,168   National Oilwell Varco, Inc.+ ...................      1,966,745
      10,808   Noble Corp.(a) ..................................        702,088
       2,251   Noble Energy, Inc. ..............................        226,361
      24,937   Occidental Petroleum Corp. ......................      2,240,839
       9,333   Patterson-UTI Energy, Inc. ......................        336,361
       2,206   Plains Exploration & Production Co.+ ............        160,972
       7,449   Pride International, Inc.+ ......................        352,263
      64,836   Schlumberger, Ltd. ..............................      6,965,331
       4,416   Sunoco, Inc. ....................................        179,687
       4,222   Superior Energy Services, Inc.+ .................        232,801
       2,216   Tesoro Corp.(a) .................................         43,810
         844   Tidewater, Inc. .................................         54,885
      15,203   Transocean, Inc. ................................      2,316,785
      15,229   Valero Energy Corp. .............................        627,130
                                                                   ------------
                                                                     49,892,667
                                                                   ------------
FINANCIALS -- 17.2%
      23,055   ACE, Ltd. .......................................      1,270,100
      23,199   Aflac, Inc. .....................................      1,456,897
      78,438   Allstate Corp. (The) ............................      3,575,988
      19,132   American Express Co.(a) .........................        720,702
      11,725   American International Group, Inc. ..............        310,244
      17,220   Ameriprise Financial, Inc. ......................        700,337
       2,886   AON Corp. .......................................        132,583
       6,350   Assurant, Inc. ..................................        418,846
      99,400   Bank of America Corp. ...........................      2,372,678
      42,255   Bank of New York Mellon Corp. (The) .............      1,598,507
      36,700   Blackstone Group LP (The)(a) ....................        668,307
     108,162   Capital One Financial Corp.(a) ..................      4,111,238
      64,668   Charles Schwab Corp. (The) ......................      1,328,281
     259,803   Citigroup, Inc. .................................      4,354,298
      14,435   CME Group, Inc. .................................      5,531,348
      50,525   Comerica, Inc.(a) ...............................      1,294,955
     198,084   Countrywide Financial Corp. .....................        841,857
       2,176   Cullen/Frost Bankers, Inc. ......................        108,474
      36,194   Discover Financial Services .....................        476,675
       2,312   Everest Re Group, Ltd. ..........................        184,290
     169,268   Fannie Mae ......................................      3,302,419
       2,468   Federated Investors, Inc., Class B ..............         84,949
      92,600   Fidelity National Financial, Inc., Class A ......      1,166,760
         688   First American Corp. ............................         18,163
      31,648   Franklin Resources, Inc. ........................      2,900,539
     188,650   Freddie Mac .....................................      3,093,860
      31,349   Genworth Financial, Inc., Class A ...............        558,326
      21,216   Goldman Sachs Group, Inc. (The) .................      3,710,678
       6,032   HCC Insurance Holdings, Inc. ....................        127,516
       3,330   Hudson City Bancorp, Inc.(a) ....................         55,544
       2,037   Janus Capital Group, Inc. .......................         53,919
       1,007   Jones Lang LaSalle, Inc. ........................         60,611
      81,974   JPMorgan Chase & Co. ............................      2,812,528
       3,815   Legg Mason, Inc. ................................        166,220
      63,725   Lehman Brothers Holdings, Inc.(a) ...............      1,262,392
         260   Lincoln National Corp. ..........................         11,783

   Shares                                                              Value
------------                                                       ------------
FINANCIALS (CONTINUED)
      33,649   Loews Corp. .....................................   $  1,578,138
       4,479   Merrill Lynch & Co., Inc.(a) ....................        142,029
      28,468   MetLife, Inc. ...................................      1,502,256
      77,717   Morgan Stanley(a) ...............................      2,803,252
     119,605   National City Corp.(a) ..........................        570,516
      14,066   Northern Trust Corp. ............................        964,506
      19,100   NYSE Euronext ...................................        967,606
      12,180   Old Republic International Corp. ................        144,211
      17,731   Principal Financial Group, Inc.(a) ..............        744,170
         506   Protective Life Corp. ...........................         19,253
      21,305   Prudential Financial, Inc. ......................      1,272,761
         831   Safeco Corp. ....................................         55,810
       1,455   StanCorp Financial Group, Inc. ..................         68,327
      20,234   State Street Corp. ..............................      1,294,774
      50,175   Torchmark Corp. .................................      2,942,764
      16,028   Travelers Cos., Inc. (The) ......................        695,615
       9,568   Unum Group ......................................        195,666
       8,254   W.R. Berkley Corp. ..............................        199,417
     150,950   Wachovia Corp.(a) ...............................      2,344,253
         613   Waddell & Reed Financial, Inc., Class A .........         21,461
     153,975   Washington Mutual, Inc.(a) ......................        759,097
      12,522   Wells Fargo & Co.(a) ............................        297,398
      17,900   XL Capital, Ltd., Class A .......................        368,024
                                                                   ------------
                                                                     70,794,116
                                                                   ------------
HEALTH CARE -- 14.8%
      60,353   Abbott Laboratories .............................      3,196,898
      16,222   Aetna, Inc. .....................................        657,478
      22,450   Alcon, Inc. .....................................      3,654,636
      72,256   AmerisourceBergen Corp., Class A ................      2,889,517
     112,607   Amgen, Inc.+ ....................................      5,310,546
       4,714   Applera Corp. - Applied Biosystems Group ........        157,824
      33,501   Baxter International, Inc. ......................      2,142,054
      16,393   Becton Dickinson & Co. ..........................      1,332,751
       2,595   Biogen Idec, Inc.+ ..............................        145,035
     147,475   Bristol-Myers Squibb Co. ........................      3,027,662
       4,004   C.R. Bard, Inc. .................................        352,152
      62,100   Celgene Corp.+ ..................................      3,966,327
       2,486   Cephalon, Inc.+(a) ..............................        165,791
      17,882   Cigna Corp. .....................................        632,844
      19,609   Covidien, Ltd. ..................................        939,075
         571   Dentsply International, Inc.(a) .................         21,013
         456   Edwards Lifesciences Corp.+ .....................         28,290
      16,625   Eli Lilly & Co. .................................        767,410
       7,829   Endo Pharmaceuticals Holdings, Inc.+ ............        189,384
      11,731   Forest Laboratories, Inc.+ ......................        407,535
      33,250   Genentech, Inc.+ ................................      2,523,675
     113,924   Gilead Sciences, Inc.+ ..........................      6,032,276
       3,383   Health Net, Inc.+ ...............................         81,395
          72   Henry Schein, Inc.+ .............................          3,713
       2,985   Hospira, Inc.+ ..................................        119,728
       6,563   Humana, Inc.+ ...................................        261,011
          72   Invitrogen Corp.+ ...............................          2,827

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
      71,564   Johnson & Johnson ...............................   $  4,604,427
         407   Kinetic Concepts, Inc.+(a) ......................         16,243
      13,882   King Pharmaceuticals, Inc.+ .....................        145,345
       2,939   Laboratory Corp. of America Holdings+ ...........        204,643
         627   Lincare Holdings, Inc.+ .........................         17,807
      74,972   Medco Health Solutions, Inc.+ ...................      3,538,677
      20,972   Medtronic, Inc. .................................      1,085,301
      23,726   Merck & Co., Inc. ...............................        894,233
       1,828   Omnicare, Inc. ..................................         47,930
       1,210   Patterson Cos., Inc.+ ...........................         35,562
       1,150   Perrigo Co. .....................................         36,536
     258,109   Pfizer, Inc. ....................................      4,509,163
       1,419   Quest Diagnostics, Inc. .........................         68,779
      49,850   Schering-Plough Corp. ...........................        981,547
         841   Sepracor, Inc.+ .................................         16,753
      79,500   Teva Pharmaceutical Industries, Ltd. ADR(a) .....      3,641,100
      18,994   UnitedHealth Group, Inc. ........................        498,593
       1,144   Universal Health Services, Inc., Class B ........         72,324
       2,404   Varian Medical Systems, Inc.+ ...................        124,647
       7,821   Watson Pharmaceuticals, Inc.+ ...................        212,497
      18,364   WellPoint, Inc.+ ................................        875,228
       9,817   Wyeth ...........................................        470,823
                                                                   ------------
                                                                     61,107,005
                                                                   ------------
INDUSTRIALS -- 8.2%
       2,917   3M Co. ..........................................        202,994
       4,130   AGCO Corp.+(a) ..................................        216,453
       2,646   Allied Waste Industries, Inc.+ ..................         33,393
         957   Avery Dennison Corp. ............................         42,041
      24,981   Boeing Co. ......................................      1,641,751
       2,882   Brink's Co. (The) ...............................        188,540
       7,205   Burlington Northern Santa Fe Corp. ..............        719,707
      22,809   Caterpillar, Inc.(a) ............................      1,683,760
      20,839   CSX Corp. .......................................      1,308,899
      31,000   Deere & Co. .....................................      2,236,031
       2,900   Dover Corp. .....................................        140,273
      14,900   Emerson Electric Co. ............................        736,805
      16,538   FedEx Corp. .....................................      1,303,029
         600   First Solar, Inc.+ ..............................        163,692
         417   Flowserve Corp. .................................         57,004
      10,075   Fluor Corp.(a) ..................................      1,874,756
       9,200   Foster Wheeler, Ltd.+ ...........................        672,980
     118,208   General Electric Co. ............................      3,154,972
      79,550   Honeywell International, Inc. ...................      3,999,775
       3,389   Hubbell, Inc., Class B ..........................        135,119
       9,739   Illinois Tool Works, Inc. .......................        462,700
      13,115   Ingersoll-Rand Co., Ltd., Class A ...............        490,894
       2,555   JB Hunt Transport Services, Inc. ................         85,030
       1,617   Joy Global, Inc. ................................        122,617
       3,411   Kansas City Southern+ ...........................        150,050
      22,935   L-3 Communications Holdings, Inc. ...............      2,084,103
         307   Lincoln Electric Holdings, Inc. .................         24,161
       6,181   Lockheed Martin Corp. ...........................        609,817

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
      16,023   Masco Corp. .....................................   $    252,042
         242   Nordson Corp. ...................................         17,639
       8,496   Norfolk Southern Corp. ..........................        532,444
      50,872   Northrop Grumman Corp. ..........................      3,403,337
       6,201   Parker Hannifin Corp. ...........................        442,255
      11,923   Robert Half International, Inc. .................        285,794
       4,342   Ryder System, Inc. ..............................        299,077
         596   Shaw Group, Inc. (The)+ .........................         36,827
      54,992   Southwest Airlines Co. ..........................        717,096
         412   SPX Corp. .......................................         54,273
      31,200   Textron, Inc. ...................................      1,495,416
      16,130   Tyco International, Ltd. ........................        645,845
      15,760   Union Pacific Corp. .............................      1,189,880
         415   United Parcel Service, Inc., Class B ............         25,510
         117   United Technologies Corp. .......................          7,219
       1,486   Waste Management, Inc. ..........................         56,037
                                                                   ------------
                                                                     34,002,037
                                                                   ------------
INFORMATION TECHNOLOGY -- 22.2%
       5,409   Activision Blizzard, Inc.+ ......................        184,285
      47,696   Affiliated Computer Services, Inc., Class A+ ....      2,551,259
      17,345   Agilent Technologies, Inc.+ .....................        616,442
     718,041   Alcatel-Lucent ADR+ .............................      4,336,968
       9,632   Analog Devices, Inc.(a) .........................        306,009
      68,079   Apple, Inc.+ ....................................     11,399,147
      12,882   Applied Materials, Inc. .........................        245,917
       6,531   Arrow Electronics, Inc.+ ........................        200,632
      12,809   BMC Software, Inc.+ .............................        461,124
      22,650   Broadcom Corp., Class A+ ........................        618,119
       3,120   Broadridge Financial Solutions, Inc. ............         65,676
     121,625   CA, Inc. ........................................      2,808,320
     322,412   Cisco Systems, Inc.+ ............................      7,499,302
       1,648   Citrix Systems, Inc.+ ...........................         48,468
      10,677   Computer Sciences Corp.+ ........................        500,111
      45,656   Dell, Inc.+ .....................................        998,953
      51,791   eBay, Inc.+ .....................................      1,415,448
      10,200   Electronic Arts, Inc.+ ..........................        453,186
      11,874   Electronic Data Systems Corp. ...................        292,575
      76,703   EMC Corp.+ ......................................      1,126,767
       4,570   Fiserv, Inc.+ ...................................        207,341
      20,683   Google, Inc., Class A+ ..........................     10,887,945
     233,257   Hewlett-Packard Co. .............................     10,312,292
     147,943   Intel Corp. .....................................      3,177,815
      24,551   International Business Machines Corp. ...........      2,910,030
       7,212   Kla-Tencor Corp. ................................        293,601
       4,599   Lam Research Corp.+ .............................        166,254
       7,121   Lexmark International, Inc., Class A+ ...........        238,055
      47,100   MEMC Electronic Materials, Inc.+ ................      2,898,534
     262,558   Microsoft Corp. .................................      7,222,970
      10,500   Molex, Inc. .....................................        256,305
       6,412   National Semiconductor Corp. ....................        131,702
      26,048   NetApp, Inc.+ ...................................        564,200
      31,500   Nokia Oyj ADR ...................................        771,750

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
         390   Novell, Inc.+ ...................................   $      2,297
       7,861   Novellus Systems, Inc.+(a) ......................        166,575
     106,300   Nvidia Corp.+ ...................................      1,989,936
      22,458   Oracle Corp.+ ...................................        471,618
       8,907   QLogic Corp.+ ...................................        129,953
      37,080   QUALCOMM, Inc. ..................................      1,645,240
      38,350   Research In Motion, Ltd.+ .......................      4,483,115
      15,100   Salesforce.com, Inc.+ ...........................      1,030,273
       6,970   Sun Microsystems, Inc.+(a) ......................         75,834
       3,106   Sybase, Inc.+ ...................................         91,379
      60,579   Symantec Corp.+ .................................      1,172,204
       4,447   Synopsys, Inc.+ .................................        106,328
         320   Teradyne, Inc.+ .................................          3,542
      55,480   Texas Instruments, Inc. .........................      1,562,317
       8,261   Tyco Electronics, Ltd. ..........................        295,909
       1,941   VeriSign, Inc.+ .................................         73,370
      16,200   VMware, Inc., Class A+(a) .......................        872,532
      13,345   Western Digital Corp.+(a) .......................        460,803
       1,109   Xilinx, Inc. ....................................         28,002
      32,891   Yahoo!, Inc.+ ...................................        679,528
                                                                   ------------
                                                                     91,508,257
                                                                   ------------
MATERIALS -- 4.5%
      24,100   Air Products & Chemicals, Inc.(a) ...............      2,382,526
       1,242   Airgas, Inc. ....................................         72,520
       4,234   Ashland, Inc. ...................................        204,079
       1,885   Ball Corp. ......................................         89,990
       2,880   CF Industries Holdings, Inc.(a) .................        440,064
      12,559   Dow Chemical Co. (The) ..........................        438,435
       2,121   Eastman Chemical Co.(a) .........................        146,052
      15,367   Freeport-McMoRan Copper & Gold, Inc. ............      1,800,858
       1,014   Hercules, Inc. ..................................         17,167
       1,566   MeadWestvaco Corp. ..............................         37,333
      64,800   Monsanto Co. ....................................      8,193,313
      14,097   Nucor Corp.(a) ..................................      1,052,623
       9,846   Pactiv Corp.+ ...................................        209,030
       3,264   Reliance Steel & Aluminum Co. ...................        251,622
       2,855   Rio Tinto PLC ADR(a) ............................      1,413,225
       5,456   Terra Industries, Inc.(a) .......................        269,254
       8,274   United States Steel Corp. .......................      1,528,870
                                                                   ------------
                                                                     18,546,961
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.1%
      41,000   America Movil SAB de CV ADR, Series L ...........      2,162,750
     110,471   AT&T, Inc. ......................................      3,721,768
       1,694   Telephone & Data Systems, Inc. ..................         80,075
      72,897   Verizon Communications, Inc. ....................      2,580,554
                                                                   ------------
                                                                      8,545,147
                                                                   ------------
UTILITIES -- 2.0%
      36,997   AES Corp. (The)+ ................................        710,712
      24,627   Edison International ............................      1,265,336
      17,407   FPL Group, Inc. .................................      1,141,551

   Shares                                                              Value
------------                                                       ------------
UTILITIES (CONTINUED)
       6,251   PG&E Corp. ......................................   $    248,102
         309   Public Service Enterprise Group, Inc. ...........         14,192
      40,475   Sempra Energy ...................................      2,284,814
       1,682   Sierra Pacific Resources ........................         21,378
      53,100   Wisconsin Energy Corp. ..........................      2,401,182
                                                                   ------------
                                                                      8,087,267
                                                                   ------------
Total Common Stock (Cost $441,114,156)                              405,912,391
                                                                   ------------

                                      Maturity
                                        Date        Par
                                      --------  -----------
U.S. TREASURY OBLIGATIONS -- 0.5%
U.S. Treasury Bill
1.114% (b)                            07/17/08  $ 1,300,000           1,299,208
1.753% (b)                            07/31/08      900,000             898,627
                                                                   ------------
Total U.S. Treasury Obligations
(Cost $2,197,898)                                                     2,197,835
                                                                   ------------

   Shares
------------
MONEY MARKET FUND -- 10.3%
  42,191,404   PNC Institutional Money
               Market Trust, 2.730%(c)(d)
               (Cost $42,191,404) ..............................     42,191,404
                                                                   ------------
Total Investments -- 109.3%
(Cost $485,503,458)                                                 450,301,630
Other Assets & Liabilities, Net -- (9.3)%                           (38,292,070)
                                                                   ------------
NET ASSETS -- 100.0%                                               $412,009,560
                                                                   ============
FUTURES CONTRACTS - LONG POSITIONS

   Number
     of                                                              Unrealized
 Contracts                                                         Depreciation
 ---------                                                         ------------
    36         CME E-Mini S&P 500, Expires September 2008 ......   $    (74,107)
                                                                   ============

----------
      ADR - American Depositary Receipt

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   The rate reported is the effective yield at time of purchase.

(c) Investment purchased with proceeds from collateral received from securities on loan.

(d)   The rate shown is the 7-day effective yield as of June 30, 2008.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                              JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENT IN UNDERLYING FUNDS -- 100.1%

   6,151,731   Wilshire Variable Insurance Trust Equity Fund* ..   $122,296,403
   7,062,314   Wilshire Variable Insurance Trust Income Fund* ..     85,171,509
                                                                   ------------
Total Investments in Underlying Funds -- 100.1%
(Cost $209,216,417)                                                 207,467,912
Other Assets & Liabilities, Net -- (0.1)%                              (219,989)
                                                                   ------------
NET ASSETS -- 100.0%                                               $207,247,923
                                                                   ============

----------
* Affliated Fund

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
ASSET BACKED SECURITIES -- 4.8%

Amortizing Residential Collateral Trust
2.762%(a)                                 01/01/32   $    37,649   $     25,607
Bayview Financial Acquisition Trust
3.157%(a)                                 02/28/44       113,633        101,947
Conseco Finance Securitization Corp.
8.500%(a)                                 03/01/33       421,325         46,506
Countrywide Home Equity Loan Trust
2.641%(a)                                 03/15/17       488,819        350,360
Delta Funding Home Equity Loan Trust
7.040%                                    06/25/27         7,497          7,496
Green Tree Financial Corp.
9.150%                                    01/15/18        22,339         15,531
Green Tree Home Improvement
   Loan Trust
7.600%                                    07/15/20         6,660          4,810
Green Tree Recreational Equipment &
   Consumer Trust
7.250%                                    03/15/29        38,161         23,128
Lehman XS Trust
2.743%(a)                                 02/25/46       332,644        232,983
Morgan Stanley Mortgage Loan Trust
2.633%(a)                                 03/25/36       192,023        103,347
MSCC Heloc Trust
2.672%(a)                                 07/25/17        22,048         14,917
Nelnet Student Loan Trust
4.100%(a)                                 04/25/24       200,000        200,519
SACO I Trust
2.653%(a)                                 03/25/36       224,688         95,589
2.760%(a)                                 09/25/35        79,590         65,753
2.612%(a)                                 06/25/36       285,062         95,916
Salomon Brothers Mortgage
   Securities VII, Inc.
2.783%(a)                                 03/25/32        50,923         49,850
Securitized Asset Backed
   Receivables LLC Trust
2.712%(a)                                 02/25/37     1,095,971        742,176
SG Mortgage Securities Trust
2.723%(a)                                 12/25/36     1,069,961        801,893
WAMU Asset-Backed Certificates
2.653%(a)                                 05/25/37     1,300,000        961,138
2.572%(a)                                 05/25/37       953,514        921,923
2.773%(a)                                 05/25/47     1,300,000        672,315
                                                                   ------------
Total Asset Backed Securities
(Cost $7,850,531)                                                     5,533,704
                                                                   ------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS -- 64.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 50.8%
Federal Home Loan Mortgage Corp.
5.000%                                    08/01/33       935,220        901,921
5.000%                                    09/01/33       283,678        273,577
5.000%                                    10/01/33       615,812        593,886
5.000%                                    09/01/33       633,559        611,001
5.000%                                    09/01/33       305,038        294,177
5.500%                                    12/17/37     1,482,118      1,462,434

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
5.500%                                    12/17/37   $ 2,640,384   $  2,603,666
5.500%                                    10/01/35       295,149        291,598
5.572%(a)                                 01/01/38     1,227,187      1,244,174
5.637%(a)                                 05/01/37     1,218,783      1,235,508
Federal Home Loan Mortgage Corp. TBA
5.000%                                    07/01/36       500,000        479,063
Federal National Mortgage Association
5.390%(a)                                 08/01/37       516,734        523,017
5.500%                                    09/01/35     2,843,048      2,805,676
5.500%                                    04/01/36     1,276,952      1,248,802
5.500%                                    08/01/22     3,900,000      3,915,842
5.500%                                    08/01/37       927,422        915,231
5.500%                                    11/01/36       831,796        820,862
5.500%                                    11/01/21        93,734         94,465
5.500%                                    02/01/22        94,166         94,900
6.053%(a)                                 01/01/37       718,318        735,621
6.500%                                    11/01/37       134,784        138,909
7.000%                                    05/01/32        64,128         68,224
Federal National Mortgage Association TBA
5.000%                                    08/14/37     8,400,000      8,032,500
5.000%                                    07/15/38    15,800,000     15,143,320
5.000%                                    08/15/18     4,300,000      4,242,217
5.500%                                    07/01/22       200,000        201,312
5.500%                                    07/01/37       200,000        197,125
5.500%                                    08/01/37       600,000        589,875
Government National Mortgage Association
5.500%                                    05/15/36       180,043        179,475
5.500%                                    08/01/33     1,700,000      1,686,188
6.000%                                    05/15/33       165,479        168,233
6.000%                                    03/15/37       324,211        329,606
6.000%                                    03/15/35       921,792        937,132
Government National Mortgage
   Association TBA
5.500%                                    07/01/33     3,400,000      3,383,000
6.500%                                    08/15/36     2,300,000      2,365,046
                                                                   ------------
                                                                     58,807,583
                                                                   ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.0%
American Home Mortgage Assets
2.712%(a)                                 05/25/46       280,926        158,885
Asset Securitization Corp.
7.067%(a)                                 02/14/43       100,000        104,846
Banc of America Commercial Mortgage, Inc.
5.658%(a)                                 06/10/49        60,000         56,719
Banc of America Funding Corp.
4.993%(a)                                 09/20/35     1,938,691      1,506,584
Banc of America Mortgage Securities, Inc.
6.785%(a)                                 02/25/34        27,398         27,289
Bear Stearns Adjustable Rate Mortgage Trust
6.750%(a)                                 11/25/34       108,076        108,095
6.816%(a)                                 02/25/34        89,453         81,678
Bear Stearns Commercial Mortgage Securities
5.405%(a)                                 12/11/40       500,000        484,873
Citigroup Mortgage Loan Trust, Inc.
5.400%(a)                                 09/25/34        98,890         95,476
6.733%(a)                                 02/25/34       114,047        111,259

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Countrywide Alternative Loan Trust
2.692%(a)                                 03/20/46   $    88,873   $     62,905
2.792%(a)                                 10/25/35       146,227        109,159
6.784%(a)                                 09/25/34       142,471        129,193
First Horizon Mortgage Pass-Through
   Certificates
6.428%(a)                                 02/25/35       523,508        496,877
GE Capital Commercial Mortgage Corp.
5.543%                                    02/10/17       210,000        196,672
Greenpoint Mortgage Funding Trust
2.693%(a)                                 04/25/36       756,289        529,516
Harborview Mortgage Loan Trust
2.633%(a)                                 03/19/38     1,150,357        805,474
2.702%(a)                                 05/19/35       159,148        120,545
Homebanc Mortgage Trust
2.783%(a)                                 05/25/37       206,362        192,692
Impac CMB Trust
2.752%(a)                                 05/25/35       158,837        121,344
Indymac Index Mortgage Loan Trust
2.683%(a)                                 06/25/47       406,567        317,536
2.603%(a)                                 07/25/36       445,597        319,381
2.792%(a)                                 06/25/35       670,015        524,110
6.279%(a)                                 03/25/35       160,808        126,532
6.867%(a)                                 11/01/37       145,017        142,335
5.099%(a)                                 09/25/35        92,042         75,395
JPMorgan Chase Commercial
   Mortgage Securities Corp.
5.420%                                    01/15/49       110,000        101,939
5.472%(a)                                 01/12/43       100,000         96,653
5.429%                                    12/12/43       450,000        426,241
LB-UBS Commercial Mortgage Trust
4.954%                                    09/15/30       500,000        474,143
Luminent Mortgage Trust
2.672%(a)                                 05/25/46       341,909        244,612
Master Adjustable Rate Mortgages Trust
2.683%(a)                                 05/25/47     1,034,066        724,116
4.820%(a)                                 02/25/35       416,787        363,169
4.594%(a)                                 12/25/46       322,686        228,761
6.762%(a)                                 12/25/34        24,506         24,487
Morgan Stanley Capital I
5.692%(a)                                 04/15/49     1,200,000      1,131,593
4.989%                                    08/13/42       240,000        227,892
Morgan Stanley Mortgage Loan Trust
2.803%(a)                                 01/25/35       347,903        281,138
5.469%(a)                                 08/25/34       161,272        146,847
5.523%(a)                                 07/25/35       219,640        198,329
Prime Mortgage Trust
8.000%                                    07/25/34       240,197        240,912
RBSGC Mortgage Pass Through Certificates
2.932%(a)                                 01/25/37       368,372        275,722
Residential Accredit Loans, Inc.
2.842%(a)                                 01/25/37       416,683        318,756
2.572%(a)                                 10/25/46       399,703        370,078
Residential Asset Securitization Trust
4.750%                                    02/25/19       821,592        739,396

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Structured Adjustable Rate Mortgage
   Loan Trust
5.694%(a)                                 11/25/34   $   159,684   $    132,680
5.188%(a)                                 01/25/35       169,801        160,781
Thornburg Mortgage Securities Trust
6.216%(a)                                 09/25/37       418,361        397,209
6.240%(a)                                 08/30/37       456,925        436,423
WAMU Mortgage Pass-Through Certificates
2.712%(a)                                 04/25/45       154,063        120,173
4.833%(a)                                 10/25/35       462,564        455,539
Washington Mutual MSC Mortgage
   Pass-Through Certificates
5.485%(a)                                 01/25/35        86,290         85,061
Wells Fargo Mortgage Backed
   Securities Trust
3.541%(a)                                 09/25/34       470,000        464,955
5.241%(a)                                 04/25/36       123,636        121,716
Zuni Mortgage Loan Trust
2.612%(a)                                 08/25/36       157,807        150,580
                                                                   ------------
                                                                     16,145,271
                                                                   ------------

Total Collateralized Mortgage
Obligations
(Cost $77,616,751)                                                   74,952,854
                                                                   ------------

CORPORATE BONDS -- 24.6%

CONSUMER DISCRETIONARY -- 2.3%
Boyd Gaming Corp.
6.750%                                    04/15/14        10,000          7,700
7.125%                                    02/01/16        10,000          7,375
Caesars Entertainment, Inc.
8.125%                                    05/15/11        12,000          9,600
CCH I LLC/CCH I Capital
11.000%                                   10/01/15        50,000         37,063
Clear Channel Communications, Inc.
4.250%                                    05/15/09        50,000         48,250
4.900%                                    05/15/15        10,000          5,900
5.500%                                    09/15/14        80,000         48,000
Comcast Corp.
6.500%                                    01/15/15       665,000        675,279
6.500%                                    01/15/17       200,000        201,189
CSC Holdings, Inc.
7.625%                                    04/01/11        20,000         19,600
Daimler Finance NA LLC
6.500%                                    11/15/13        30,000         31,109
7.300%                                    01/15/12       135,000        142,862
DI Finance/DynCorp International
9.500%                                    02/15/13        10,000         10,000
DirecTV Holdings LLC/DirecTV
   Financing Co.
8.375%                                    03/15/13        20,000         20,600
Eastman Kodak Co.
7.250%                                    11/15/13        35,000         34,038

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
CONSUMER DISCRETIONARY (CONTINUED)
Echostar DBS Corp.
7.000%                                    10/01/13   $    20,000   $     19,050
7.125%                                    02/01/16        20,000         18,450
7.750%(b)                                 05/31/15        20,000         19,450
Ford Motor Co.
7.450%                                    07/16/31       200,000        116,500
Ford Motor Co. Cnv.
4.250%(f)                                 12/15/36        20,000         14,900
General Motors Corp.
8.250%                                    07/15/23        70,000         40,775
8.375%                                    07/05/33        30,000         25,506
Hertz Corp.
8.875%                                    01/01/14        35,000         32,025
10.500%                                   01/01/16        15,000         13,650
Idearc, Inc.
8.000%(c)                                 11/15/16        95,000         59,731
Inn of the Mountain Gods
   Resort & Casino
12.000%                                   11/15/10        10,000          8,600
J.C. Penney Corp., Inc.
7.400%                                    04/01/37        10,000          8,979
Lamar Media Corp.
7.250%                                    01/01/13         6,000          5,768
McDonald's Corp. MTN
5.350%                                    03/01/18        80,000         78,051
MGM Mirage
6.750%                                    09/01/12        10,000          8,975
7.625%                                    01/15/17        70,000         57,575
8.500%                                    09/15/10        50,000         49,375
Mohegan Tribal Gaming Authority
8.000%                                    04/01/12         5,000          4,575
Oxford Industries, Inc.
8.875%                                    06/01/11        10,000          9,650
RH Donnelley Corp.
8.875%(b)                                 10/15/17        30,000         17,850
Service Corp. International
6.750%                                    04/01/16        30,000         28,425
7.500%                                    04/01/27        30,000         25,500
Station Casinos, Inc.
6.000%                                    04/01/12        20,000         15,900
7.750%                                    08/15/16        70,000         53,550
Suburban Propane Partners LP
6.875%                                    12/15/13        30,000         28,350
Time Warner Cable, Inc.
7.300%                                    07/01/38       130,000        129,201
Time Warner, Inc.
6.875%                                    05/01/12       400,000        409,220
TL Acquisitions, Inc.
10.500%(b)                                01/15/15        40,000         34,600
Visteon Corp.
8.250%                                    08/01/10        12,000         10,680
12.250%(b)                                12/31/16        28,000         22,400
                                                                   ------------
                                                                      2,665,826
                                                                   ------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
CONSUMER STAPLES -- 0.2%
Dr. Pepper Snapple Group, Inc.
6.820%(b)                                 05/01/18   $   110,000   $    110,454
Reynolds American, Inc.
6.750%                                    06/15/17        90,000         89,531
                                                                   ------------
                                                                        199,985
                                                                   ------------

ENERGY -- 4.1%
Anadarko Petroleum Corp.
3.176%(a)                                 09/15/09       150,000        148,283
5.950%                                    09/15/16        20,000         20,011
6.450%                                    09/15/36       380,000        375,093
Chesapeake Energy Corp.
6.250%                                    01/15/18        25,000         23,000
6.375%                                    06/15/15        10,000          9,450
7.250%                                    12/15/18        55,000         53,488
Complete Production Services, Inc.
8.000%                                    12/15/16        75,000         74,906
ConocoPhillips
4.750%                                    10/15/12        80,000         80,333
5.900%                                    05/15/38       210,000        207,076
Dynegy Holdings, Inc.
7.750%                                    06/01/19       115,000        104,650
El Paso Corp.
7.000%                                    06/15/17       280,000        274,033
7.750%                                    01/15/32        40,000         40,071
7.800%                                    08/01/31       611,000        615,314
Energy Transfer Partners LP
6.700%                                    07/01/18       160,000        161,040
Hess Corp.
7.300%                                    08/15/31       297,000        331,705
7.875%                                    10/01/29        60,000         68,814
Kerr-McGee Corp.
6.950%                                    07/01/24        10,000         10,373
7.875%                                    09/15/31       155,000        180,331
Kinder Morgan Energy Partners LP
5.000%                                    12/15/13        25,000         23,960
5.950%                                    02/15/18       180,000        175,366
6.000%                                    02/01/17       150,000        148,214
6.300%                                    02/01/09        20,000         20,203
6.750%                                    03/15/11        20,000         20,616
6.950%                                    01/15/38       200,000        198,504
7.125%                                    03/15/12         5,000          5,220
Peabody Energy Corp.
6.875%                                    03/15/13        28,000         28,070
Pemex Project Funding Master Trust
6.625%                                    06/15/35       207,000        204,227
Pride International, Inc.
7.375%                                    07/15/14        20,000         19,950
Southern Natural Gas Co.
5.900%(b)                                 04/01/17        30,000         28,660
8.000%                                    03/01/32        75,000         81,013
Tennessee Gas Pipeline Co.
7.625%                                    04/01/37       150,000        156,117

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
ENERGY (CONTINUED)
Williams Cos., Inc.
7.500%                                    01/15/31   $   363,000   $    367,084
7.750%                                    06/15/31        80,000         83,200
XTO Energy, Inc.
5.500%                                    06/15/18        88,000         84,038
7.500%                                    04/15/12       296,000        317,570
                                                                   ------------
                                                                      4,739,983
                                                                   ------------

FINANCIALS -- 10.4%
Allstate Life Global Funding Trust MTN
5.375%                                    04/30/13       100,000         99,608
American Express Co.
6.800%(a)                                 09/01/66       115,000        106,323
American Express Credit Corp. MTN
5.875%                                    05/02/13        70,000         69,592
American General Finance Corp. MTN
6.900%                                    12/15/17       320,000        278,901
American International Group, Inc.
5.850%                                    01/16/18        40,000         37,474
6.250%                                    03/15/37       200,000        156,553
BAC Capital Trust XIV
5.630%(a)                                 03/15/12        10,000          7,803
Bank of America Corp.
8.125%(a)                                 05/15/18       310,000        293,031
Bear Stearns Co., Inc.
7.250%                                    02/01/18       350,000        365,247
Citigroup, Inc.
4.125%                                    02/22/10       400,000        396,296
5.000%                                    09/15/14       245,000        226,910
5.500%                                    04/11/13       130,000        126,877
6.875%                                    03/05/38       320,000        308,798
Countrywide Financial Corp.
6.250%                                    05/15/16        50,000         44,517
Countrywide Home Loans, Inc. MTN
5.625%                                    07/15/09       500,000        487,593
Ford Motor Credit Co. LLC
5.800%                                    01/12/09        80,000         76,389
7.375%                                    02/01/11        60,000         48,691
7.375%                                    10/28/09       270,000        245,911
8.000%                                    12/15/16       420,000        305,240
8.026%(a)                                 06/15/11       103,000         83,816
12.000%                                   05/15/15       340,000        299,087
Forest City Enterprises, Inc.
6.500%                                    02/01/17         8,000          6,960
General Electric Capital Corp.
5.625%                                    05/01/18       260,000        251,434
6.375%(a)                                 11/15/67       420,000        397,240
GMAC LLC
5.625%                                    05/15/09       800,000        740,720
5.850%                                    01/14/09       210,000        199,412
6.875%                                    09/15/11       560,000        402,400
7.250%                                    03/02/11       165,000        121,277
7.750%                                    01/19/10       590,000        504,527

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
FINANCIALS (CONTINUED)
Goldman Sachs Capital II
5.793%(a)                                 12/29/49   $    20,000   $     13,907
Goldman Sachs Group, Inc.
6.600%                                    01/15/12       290,000        298,202
HSBC Finance Corp. MTN
4.625%                                    09/15/10       400,000        396,672
6.375%                                    11/27/12        40,000         41,016
6.500%                                    11/15/08       213,000        214,703
JPMorgan Chase & Co.
5.125%                                    09/15/14       595,000        578,538
5.150%                                    10/01/15       200,000        192,571
5.750%                                    01/02/13       195,000        196,263
Lehman Brothers Holdings Capital
   Trust V MTN
5.857%(a)                                 11/29/49       200,000        130,500
Lehman Brothers Holdings, Inc. MTN
6.200%                                    09/26/14        80,000         76,357
6.500%                                    07/19/17       160,000        148,019
6.750%                                    12/28/17       340,000        319,405
MetLife, Inc.
6.400%                                    12/15/36        40,000         34,925
Morgan Stanley MTN
3.184%(a)                                 10/18/16        40,000         34,697
5.625%                                    01/09/12       300,000        300,223
5.750%                                    08/31/12        70,000         69,445
6.625%                                    04/01/18       100,000         94,753
Residential Capital LLC
8.500%(b)                                 05/15/10        90,000         75,600
9.625%(b)                                 05/15/15       264,000        128,040
SLM Corp. MTN
5.000%                                    04/15/15        10,000          8,462
5.000%                                    10/01/13       355,000        306,955
5.050%                                    11/14/14        50,000         42,465
5.375%                                    05/15/14       345,000        303,093
5.625%                                    08/01/33        35,000         26,353
SunTrust Capital VIII
6.100%(a)                                 12/15/36        50,000         39,710
SunTrust Preferred Capital I
5.853%(a)                                 12/15/11        60,000         43,650
Travelers Cos., Inc. (The)
6.250%(a)                                 03/15/37       270,000        231,968
Unilever Capital Corp.
7.125%                                    11/01/10        55,000         58,692
Ventas Realty LP/Ventas Capital Corp.
6.750%                                    06/01/10        10,000          9,950
8.750%                                    05/01/09        20,000         20,400
9.000%                                    05/01/12        10,000         10,475
Wachovia Capital Trust III
5.800%(a)                                 03/15/11        80,000         54,400
Wachovia Corp.
5.625%                                    10/15/16       690,000        627,401
Wells Fargo & Co.
5.000%                                    11/15/14         5,000          4,940
5.300%                                    08/26/11        90,000         91,563

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
FINANCIALS (CONTINUED)
Wells Fargo Capital X
5.950%                                    12/15/36   $   100,000   $     90,715
                                                                   ------------
                                                                     12,003,655
                                                                   ------------

HEALTH CARE -- 1.0%
AmerisourceBergen Corp.
5.875%                                    09/15/15        20,000         19,537
Community Health Systems, Inc.
8.875%                                    07/15/15        70,000         70,438
DaVita, Inc.
6.625%                                    03/15/13        45,000         43,200
GlaxoSmithKline Capital, Inc.
5.650%                                    05/15/18       380,000        378,549
HCA, Inc.
6.250%                                    02/15/13        14,000         12,145
6.500%                                    02/15/16        79,000         65,768
7.690%                                    06/15/25        30,000         24,533
9.125%                                    11/15/14        10,000         10,225
9.250%                                    11/15/16        60,000         61,800
HCA, Inc. PIK
9.625%                                    11/15/16        20,000         20,600
Humana, Inc.
7.200%                                    06/15/18        60,000         59,448
Tenet Healthcare Corp.
6.375%                                    12/01/11       121,000        115,857
9.250%                                    02/01/15        71,000         69,580
UnitedHealth Group, Inc.
6.000%                                    02/15/18        40,000         38,693
WellPoint, Inc.
5.875%                                    06/15/17        20,000         19,332
Wyeth
5.950%                                    04/01/37       200,000        193,047
                                                                   ------------
                                                                      1,202,752
                                                                   ------------

INDUSTRIALS -- 1.1%
Delta Air Lines, Inc.
6.821%                                    08/10/22        97,284         79,286
7.570%                                    11/18/10       200,000        189,250
DRS Technologies, Inc.
6.625%                                    02/01/16        10,000         10,150
Graham Packaging Co., Inc.
8.500%                                    10/15/12        40,000         37,900
9.875%                                    10/15/14        15,000         13,275
Kansas City Southern Railway Co.
8.000%                                    06/01/15        20,000         20,200
Norfolk Southern Corp.
6.200%                                    04/15/09        90,000         91,397
Terex Corp.
7.375%(c)                                 01/15/14        20,000         19,700
United Parcel Service, Inc.
4.500%                                    01/15/13       380,000        380,766
Waste Management, Inc.
6.875%                                    05/15/09       425,000        433,386
                                                                   ------------
                                                                      1,275,310
                                                                   ------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
INFORMATION TECHNOLOGY -- 0.1%
Electronic Data Systems Corp.
7.125%                                    10/15/09   $    10,000   $     10,313
Freescale Semiconductor, Inc.
8.875%                                    12/15/14        20,000         16,250
Sungard Data Systems, Inc.
9.125%                                    08/15/13        40,000         40,400
Xerox Corp.
6.750%                                    02/01/17        10,000         10,078
                                                                   ------------
                                                                         77,041
                                                                   ------------

MATERIALS -- 0.5%
Freeport-McMoRan Copper &
Gold, Inc.
8.375%                                    04/01/17       345,000        363,976
Georgia Gulf Corp.
9.500%                                    10/15/14        10,000          7,475
PPG Industries, Inc.
5.750%                                    03/15/13        30,000         30,503
6.650%                                    03/15/18        30,000         30,575
Steel Dynamics, Inc.
6.750%                                    04/01/15        60,000         57,450
7.375%(b)                                 11/01/12        15,000         15,000
Westlake Chemical Corp.
6.625%                                    01/15/16        12,000         10,080
Weyerhaeuser Co.
6.750%                                    03/15/12       125,000        128,740
                                                                   ------------
                                                                        643,799
                                                                   ------------

TELECOMMUNICATION SERVICES -- 1.1%
AT&T, Inc.
5.100%                                    09/15/14        80,000         78,422
BellSouth Capital Funding Corp.
7.875%                                    02/15/30       160,000        176,738
BellSouth Corp.
4.750%                                    11/15/12        10,000          9,827
Citizens Communications Co.
7.875%                                    01/15/27        55,000         48,125
9.250%                                    05/15/11        10,000         10,350
Level 3 Financing, Inc.
9.250%                                    11/01/14        25,000         22,750
New Cingular Wireless Services, Inc.
8.125%                                    05/01/12        85,000         93,100
News America, Inc.
6.650%                                    11/15/37        10,000          9,764
Nextel Communications, Inc.
5.950%                                    03/15/14        15,000         12,038
7.375%                                    08/01/15        20,000         16,600
Qwest Communications
   International, Inc.
6.176%(a)                                 02/15/09        13,000         12,935
7.500%                                    02/15/14        28,000         26,600
Qwest Corp.
5.625%                                    11/15/08        30,000         29,925
6.875%                                    09/15/33        20,000         16,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Capital Corp.
6.900%                                    05/01/19   $   230,000   $    201,825
8.375%                                    03/15/12        40,000         39,600
8.750%                                    03/15/32        25,000         23,813
Verizon Communications, Inc.
5.500%                                    02/15/18       210,000        199,775
6.100%                                    04/15/18       165,000        163,808
Verizon Global Funding Corp.
4.375%                                    06/01/13        35,000         33,664
Windstream Corp.
8.625%                                    08/01/16        85,000         84,788
                                                                   ------------
                                                                      1,310,947
                                                                   ------------

UTILITIES -- 3.8%
AES Corp. (The)
7.750%                                    10/15/15        70,000         68,950
7.750%                                    03/01/14         3,000          2,959
8.000%(b)                                 10/15/17       400,000        391,999
8.000%(b)                                 06/01/20       310,000        299,150
8.875%                                    02/15/11        19,000         19,665
9.375%                                    09/15/10        63,000         66,308
Dominion Resources, Inc.
4.750%                                    12/15/10        30,000         30,192
5.700%                                    09/17/12       260,000        263,989
Duke Energy Carolinas LLC
5.625%                                    11/30/12       380,000        390,998
Edison Mission Energy
7.000%                                    05/15/17        60,000         56,100
7.200%                                    05/15/19        80,000         74,600
7.625%                                    05/15/27        40,000         35,900
Energy Future Holdings Corp.
5.550%                                    11/15/14        40,000         31,315
6.500%                                    11/15/24        70,000         51,646
6.550%                                    11/15/34       200,000        145,716
Energy Future Holdings Corp. PIK
11.250%(b)                                11/01/17     1,400,000      1,396,499
Exelon Corp.
5.625%                                    06/15/35       210,000        181,002
FirstEnergy Corp.
6.450%                                    11/15/11       150,000        153,915
7.375%                                    11/15/31       360,000        391,463
NRG Energy, Inc.
7.250%                                    02/01/14        55,000         52,525
7.375%                                    01/15/17        20,000         18,900
7.375%                                    02/01/16        35,000         32,944
Pacific Gas & Electric Co.
5.800%                                    03/01/37        10,000          9,323
6.050%                                    03/01/34       220,000        212,131
                                                                   ------------
                                                                      4,378,189
                                                                   ------------

TOTAL CORPORATE BONDS
(Cost $30,243,034)                                                   28,497,487
                                                                   ------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
FOREIGN BONDS -- 10.5%

AUSTRALIA -- 0.2%
Rio Tinto Finance USA, Ltd.
6.500%(h)                                 07/15/18   $   250,000   $    251,015
                                                                   ------------
BERMUDA -- 0.0%
Intelsat Jackson Holdings, Ltd.
9.250%(h)                                 06/15/16        15,000         15,113
                                                                   ------------
CANADA -- 0.5%
Anadarko Finance Co.
6.750%(h)                                 05/01/11       200,000        207,893
Canadian Government
4.000%(i)                                 12/01/31        30,000         54,834
Conoco Funding Co.
7.250%(h)                                 10/15/31        35,000         40,061
6.350%(h)                                 10/15/11        70,000         74,029
Hydro Quebec
6.300%(h)                                 05/11/11        60,000         63,819
OPTI Canada, Inc.
8.250%(b)(h)                              12/15/14        45,000         44,775
7.875%(b)(h)                              12/15/14        70,000         69,125
Rogers Communications, Inc.
6.750%(h)                                 03/15/15        10,000         10,199
6.375%(h)                                 03/01/14        10,000         10,012
Sun Media Corp.
7.625%(h)                                 02/15/13        10,000          9,675
                                                                   ------------
                                                                        584,422
                                                                   ------------

CAYMAN ISLANDS -- 0.8%
MUFG Capital Finance 1, Ltd.
6.346%(a)(h)                              07/25/49       100,000         86,679
Petrobras International Finance Co.
6.125%(h)                                 10/06/16       100,000        100,000
Systems 2001 Asset Trust LLC
6.664%(b)(h)                              09/15/13       347,457        357,743
Vale Overseas, Ltd.
6.875%(h)                                 11/21/36       385,000        357,563
                                                                   ------------
                                                                        901,985
                                                                   ------------

FRANCE -- 1.9%
Cie Generale de Geophysique-Veritas
7.750%(h)                                 05/15/17        70,000         70,087
7.500%(h)                                 05/15/15        25,000         24,938
France Government OAT
3.750%(i)                                 04/25/17     1,430,000      2,086,889
                                                                   ------------
                                                                      2,181,914
                                                                   ------------

GERMANY -- 0.6%
Bundesrepublik Deutschland
3.750%(i)                                 01/04/17       250,000        372,871
3.750%(i)                                 01/04/15       240,000        360,147
                                                                   ------------
                                                                        733,018
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
JAPAN -- 0.2%
Aiful Corp.
6.000%(b)(h)                              12/12/11   $   200,000   $    165,295
                                                                   ------------

LUXEMBOURG -- 1.2%
FMC Finance III SA
6.875%(b)(h)                              07/15/17       145,000        142,463
Telecom Italia Capital SA
6.999%(h)                                 06/04/18        30,000         30,256
5.250%(h)                                 10/01/15       210,000        192,183
5.250%(h)                                 11/15/13        35,000         33,063
4.950%(h)                                 09/30/14        40,000         36,610
Tyco International Finance SA
7.000%(b)(h)                              06/15/28       378,000        372,728
6.875%(b)(h)                              01/15/29       150,000        149,932
Tyco International Group SA
6.750%(h)                                 02/15/11        80,000         82,139
6.375%(h)                                 10/15/11       100,000        102,333
6.125%(h)                                 11/01/08        60,000         60,188
6.125%(h)                                 01/15/09        10,000         10,096
6.000%(h)                                 11/15/13       220,000        212,281
                                                                   ------------
                                                                      1,424,272
                                                                   ------------

MARSHALL ISLANDS -- 0.0%
Teekay Corp.
8.875%(h)                                 07/15/11        19,000         20,544
                                                                   ------------
MEXICO -- 0.7%
America Movil SAB de CV
5.625%(h)                                 11/15/17       120,000        115,571
Mexico Government MTN
6.750%(h)                                 09/27/34       642,000        681,162
                                                                   ------------
                                                                        796,733
                                                                   ------------
NETHERLANDS -- 0.4%
Deutsche Telekom International
   Finance BV
5.750%(h)                                 03/23/16       195,000        190,264
Koninklijke KPN NV
8.000%(h)                                 10/01/10       230,000        243,349
                                                                   ------------
                                                                        433,613
                                                                   ------------

NORWAY -- 1.6%
Eksportfinans A/S MTN
5.500%(h)                                 06/26/17     1,800,000      1,891,299
                                                                   ------------
RUSSIA -- 1.0%
Russia Federation
7.500%(e)(h)                              03/31/30       989,925      1,110,586
                                                                   ------------

SWEDEN -- 1.2%
Svensk Exportkredit AB MTN
4.875%(h)                                 09/29/11     1,300,000      1,342,298
                                                                   ------------

UNITED KINGDOM -- 0.2%
British Telecommunications PLC
8.375%(h)                                 12/15/10       140,000        150,325

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland
   Group PLC MTN
7.640%(a)(h)                              09/29/17   $   100,000   $     91,433
                                                                   ------------
                                                                        241,758
                                                                   ------------
Total Foreign Bonds
(Cost $11,587,626)                                                   12,093,865
                                                                   ------------

   Shares
------------
PREFERRED STOCK -- 0.6%

      14,850   Federal Home Loan Mortgage Corporation ...........       360,855
      10,775   Federal National Mortgage Association ............       247,286
         500   Federal National Mortgage
               Association, Series O ............................        23,703
       6,250   General Motors Corp. Convertible, Series B,
               5.250%(f) ........................................        85,625
       2,000   General Motors Corp. Convertible, Series C,
               6.250%(f) ........................................        26,520
                                                                   ------------
Total Preferred Stock (Cost $828,986)                                   743,989
                                                                   ------------

                                          Maturity
                                            Date         Par
                                          --------   -----------
U.S. TREASURY OBLIGATIONS -- 13.2%

U.S. Treasury Inflationary
   Protection Securities(g)
3.875%                                    04/15/29   $   380,000        645,139
3.625%                                    04/15/28       310,000        513,705
2.375%                                    01/15/27       515,000        575,020
2.000%                                    01/15/26     1,155,000      1,239,228
1.875%                                    07/15/15       380,000        439,367
1.750%                                    01/15/28       800,000        780,320
U.S. Treasury Bond
4.750%                                    02/15/37     1,730,000      1,786,495
5.710%(d)                                 11/15/21       890,000        478,188
U.S. Treasury Note
4.750%                                    08/15/17     2,560,000      2,712,000
3.875%                                    05/15/18     4,120,000      4,085,561
3.500%                                    02/15/18     2,100,000      2,021,414
                                                                   ------------
Total U.S. Treasury Obligations
(Cost $14,783,389)                                                   15,276,437
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.3%

Federal Home Loan Mortgage Corp.
5.250%                                    07/18/11       200,000        209,348
5.625%                                    11/23/35       190,000        189,122
                                                                   ------------

Total U.S. Governmeny & Agency
   Obligations (Cost $403,567)                                          398,470
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
REPURCHASE AGREEMENT -- 13.8%

Agreement with Deutsche Bank, 2.450%,
   dated 06/30/08, to be repurchased
   on 07/01/08, repurchase price
   $16,001,089 (collateralized by
   FNMA, par value $15,859,000,
   6.125%, 07/17/13; total market
   value $16,463,370)
(Cost $16,000,000)                        07/01/08   $ 16,000,000  $ 16,000,000
                                                                   ------------

Total Investments -- 132.6%
(Cost $159,313,884)                                                 153,496,806
Other Assets & Liabilities, Net -- (32.6)%                          (37,716,685)
                                                                   ------------
NET ASSETS -- 100.0%                                               $115,780,121
                                                                   ============

----------
      MTN - Medium Term Note
      PIK - Payment-in-Kind
      TBA - To Be Announced

(a) Variable rate security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Securities considered illiquid. The total value of such securities as of 6/30/2008 was $79,431 and represented 0.07% of Net Assets.

(d) Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(e) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(f)   When issued.

(g) Inflation protection security. Principal amount periodically adjusted for inflation.

(h)   Foreign security denominated in U.S. dollars.

(i) Investment in non-U.S. dollars. Par amount reflects principal in local currency.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND                                 JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
CERTIFICATE OF DEPOSIT -- 0.9%

FINANCIALS -- 0.9%
HSBC Bank USA
2.957%(a)                                 07/28/08   $   100,000   $    100,021
(Cost $100,003)                                                    ------------

COMMERCIAL PAPER -- 16.1%

Bank of Scotland
2.505%(b)                                 08/04/08       150,000        149,646
Dexia Delaware LLC
2.421%(b)                                 08/07/08       150,000        149,628
General Electric Capital Corp.
2.459%(b)                                 08/05/08       160,000        159,637
ING Funding
2.423%(b)                                 08/08/08       150,000        149,618
Lehman Brothers Holdings, Inc.
2.893%(b)                                 09/10/08       150,000        149,175
Nestle Finance International, Ltd.
1.976%(b)                                 07/16/08       150,000        149,847
Nordea North America, Inc.
2.553%(b)                                 07/07/08       400,000        399,830
Sumitomo Corp.
2.233%(b)                                 07/25/08       150,000        149,733
Svenska Handelsbanken, Inc.
2.415%(b)                                 08/05/08       130,000        129,696
UBS Financial Delaware
2.406%(b)                                 08/05/08       150,000        149,651
                                                                   ------------
Total Commercial Paper
(Cost $1,736,499)                                                     1,736,461
                                                                   ------------
CORPORATE BOND -- 0.6%

HEALTH CARE -- 0.6%
Bristol-Myers Squibb Co.
4.000%                                    08/15/08        70,000         70,013
(Cost $70,024)                                                     ------------

U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 57.0%

FEDERAL HOME LOAN BANK
2.000%(b)                                 07/01/08     3,000,000      3,000,000
2.110%(b)                                 07/02/08       466,000        465,973
2.352%(b)                                 09/08/08       175,000        174,213
2.427%(b)                                 09/05/08       100,000         99,557
2.427%(b)                                 07/30/08       150,000        149,710
2.470%(b)                                 10/28/08       500,000        496,000
2.512%(b)                                 07/21/08       250,000        249,703
FEDERAL HOME LOAN MORTGAGE CORP.
2.421%(b)                                 09/08/08       608,000        605,264

                                          Maturity
                                            Date         Par           Value
                                          --------   -----------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
2.351%(b)                                 09/08/08   $   300,000   $    298,650
2.415%(b)                                 09/02/08       200,000        199,145
2.460%(b)                                 07/16/08       100,000         99,910
2.489%(b)                                 08/06/08       100,000         99,754
2.613%(b)                                 12/15/08       225,000        222,381
                                                                   ------------
Total U.S. Government & Agency
Obligations (Cost $6,160,121)                                         6,160,260
                                                                   ------------

REPURCHASE AGREEMENTS -- 20.4%

Agreement with Lehman Brothers
   Holdings, Inc., 2.100%, dated
   06/30/08, to be repurchased
   on 07/01/08, repurchase price
   $1,100,064 (collateralized
   by FNMAC, par value
   $1,090,000, 6.120%,
   09/24/27; total market
   value $1,147,872)                      07/01/08     1,100,000      1,100,000
Agreement with Morgan Stanley,
   2.370%, dated 06/30/08, to
   be repurchased on 07/01/08,
   repurchase price $1,100,072
   (collateralized by FNMA, par
   value $1,095,000, 4.625%,
   10/15/13; total market
   value $1,130,536)                      07/01/08     1,100,000      1,100,000
                                                                   ------------
Total Repurchase Agreements
(Cost $2,200,000)                                                     2,200,000
                                                                   ------------
Total Investments -- 95.0%
(Cost $10,266,647)                                                   10,266,755
Other Assets & Liabilities, Net -- 5.0%                                 539,019
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 10,805,774
                                                                   ============

----------
(a) Variable rate security. The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008.

(b)   The rate reported is the effective yield at time of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCK -- 95.3%

CONSUMER DISCRETIONARY -- 11.9%
         931   1-800-FLOWERS.COM, Inc., Class A+ ...............   $      6,005
         924   99 Cents Only Stores+ ...........................          6,098
       9,081   Aeropostale, Inc.+ ..............................        284,507
         470   AFC Enterprises+ ................................          3,755
         683   Ambassadors Group, Inc. .........................         10,190
       1,205   American Apparel, Inc.+ .........................          8,013
       9,422   American Public Education, Inc.+(a) .............        367,834
      15,373   Amerigon, Inc.+ .................................        109,302
         975   Arbitron, Inc. ..................................         46,313
          40   Aristotle Corp. (The)+ ..........................            298
       1,954   Bally Technologies, Inc.+ .......................         66,046
         303   Bebe Stores, Inc. ...............................          2,912
         484   BJ's Restaurants, Inc.+ .........................          4,709
         480   Blue Nile, Inc.+ ................................         20,410
       1,125   Borders Group, Inc. .............................          6,750
         555   Buckle, Inc. (The) ..............................         25,380
         636   Buffalo Wild Wings, Inc.+ .......................         15,792
         235   Cache, Inc.+ ....................................          2,515
         552   California Pizza Kitchen, Inc.+ .................          6,177
      10,140   Capella Education Co.+(a) .......................        604,850
         183   Cato Corp. (The), Class A .......................          2,606
         180   Cavco Industries, Inc.+ .........................          5,891
         534   CBRL Group, Inc. ................................         13,088
         682   CEC Entertainment, Inc.+ ........................         19,103
       1,344   Champion Enterprises, Inc.+ .....................          7,862
         113   Charlotte Russe Holding, Inc.+ ..................          2,007
       6,270   Charter Communications, Inc., Class A+ ..........          6,584
       2,395   Cheesecake Factory (The)+ .......................         38,104
         143   Cherokee, Inc.(a) ...............................          2,881
       1,970   Chico's FAS, Inc.+ ..............................         10,579
         852   Christopher & Banks Corp. .......................          5,794
         383   Cinemark Holdings, Inc.(a) ......................          5,002
         509   Citi Trends, Inc.+ ..............................         11,534
       1,869   CKE Restaurants, Inc. ...........................         23,306
       1,076   CKX, Inc.+ ......................................          9,415
         998   Coinstar, Inc.+ .................................         32,645
       2,030   Coldwater Creek, Inc.+ ..........................         10,718
       3,037   Corinthian Colleges, Inc.+ ......................         35,260
       2,750   CROCS, Inc.+ ....................................         22,028
         165   Crown Media Holdings, Inc., Class A+(a) .........            782
       1,572   CSK Auto Corp.+ .................................         16,475
       2,390   Deckers Outdoor Corp.+ ..........................        332,687
       3,385   Denny's Corp.+ ..................................          9,613
         620   DineEquity, Inc.(a) .............................         23,163
      11,703   Dolan Media Co.+ ................................        212,995
         495   Dover Downs Gaming & Entertainment, Inc. ........          3,178
         540   Dover Motorsports, Inc. .........................          2,749
      13,509   DreamWorks Animation SKG, Inc., Class A+(a) .....        402,704
          60   Drew Industries, Inc.+(a) .......................            957

   Shares                                                              Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
       2,980   Drugstore.com, Inc.+ ............................   $      5,662
         273   DSW, Inc., Class A+ .............................          3,216
          80   Einstein Noah Restaurant Group, Inc.+ ...........            886
       1,051   Entravision Communications Corp., Class A+ ......          4,225
       2,685   Exide Technologies+ .............................         45,002
         488   FGX International Holdings Ltd.+ ................          3,924
         475   Finish Line (The), Class A ......................          4,133
       2,291   Fleetwood Enterprises, Inc.+(a) .................          6,002
       8,550   Fossil, Inc.+ ...................................        248,548
         410   Fuel Systems Solutions, Inc.+ ...................         15,785
         345   Fuqi International, Inc.+ .......................          3,022
         640   Gaiam, Inc., Class A+(a) ........................          8,646
         306   G-III Apparel Group, Ltd.+ ......................          3,776
         602   Global Sources, Ltd.+ ...........................          9,138
         420   Global Traffic Network, Inc.+ ...................          3,755
         100   Great Wolf Resorts, Inc.+ .......................            437
         734   Gymboree Corp.+ .................................         29,411
         165   Harte-Hanks, Inc. ...............................          1,889
         170   Haverty Furniture Cos., Inc. ....................          1,707
         425   Hayes Lemmerz International, Inc.+ ..............          1,207
         442   hhgregg, Inc.+ ..................................          4,420
       1,017   Hibbett Sports, Inc.+ ...........................         21,459
         140   HNI Corp. .......................................          2,472
          20   Hooker Furniture Corp. ..........................            346
          15   ICF International+ ..............................            249
       1,462   Iconix Brand Group, Inc.+(a) ....................         17,661
         619   Interactive Data Corp. ..........................         15,555
         637   iRobot Corp.+(a) ................................          8,752
       1,515   J. Crew Group, Inc.+(a) .........................         50,009
       1,301   Jack in the Box, Inc.+(a) .......................         29,155
         138   JOS A Bank Clothiers, Inc.+(a) ..................          3,692
         224   K12, Inc.+ ......................................          4,800
       2,004   Krispy Kreme Doughnuts, Inc.+ ...................         10,000
       1,175   Leapfrog Enterprises, Inc., Class A+ ............          9,776
         320   Learning Tree International, Inc.+ ..............          5,472
         439   Libbey, Inc. ....................................          3,266
       1,246   Life Time Fitness, Inc.+(a) .....................         36,819
          72   Lincoln Educational Services Corp.+ .............            837
         645   Lululemon Athletica, Inc.+(a) ...................         18,744
         335   Lumber Liquidators, Inc.+ .......................          4,355
         396   Maidenform Brands, Inc.+ ........................          5,346
         119   Marine Products Corp. ...........................            785
         902   Martha Stewart Living Omnimedia, Class A+(a) ....          6,675
       1,745   Marvel Entertainment, Inc.+ .....................         56,084
       1,052   Matthews International Corp., Class A ...........         47,614
         204   Men's Wearhouse, Inc. (The) .....................          3,323
         493   Midas, Inc.+ ....................................          6,656
         191   Monarch Casino & Resort, Inc.+ ..................          2,254
          47   Monro Muffler, Inc. .............................            728
         866   Morgans Hotel Group Co.+(a) .....................          8,920

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
       1,502   National CineMedia, Inc. ........................   $     16,011
          15   National Presto Industries, Inc. ................            963
       1,440   NetFlix, Inc.+(a) ...............................         37,540
         130   New York & Co., Inc.+ ...........................          1,187
       1,090   NutriSystem, Inc. ...............................         15,413
          82   Orbitz Worldwide, Inc.+ .........................            411
         551   Overstock.com, Inc.+(a) .........................         14,298
         607   Papa John's International, Inc.+ ................         16,140
         325   PC Mall, Inc.+ ..................................          4,407
         498   Peet's Coffee & Tea, Inc.+(a) ...................          9,870
         220   Perry Ellis International, Inc.+ ................          4,668
         847   PetMed Express, Inc.+ ...........................         10,376
         802   PF Chang's China Bistro, Inc.+(a) ...............         17,917
         520   Pier 1 Imports, Inc.+ ...........................          1,789
         435   Playboy Enterprises, Inc., Class B+ .............          2,149
       1,040   Polaris Industries, Inc.(a) .....................         41,996
       1,380   Pool Corp. ......................................         24,509
         286   Pre-Paid Legal Services, Inc.+ ..................         11,617
         475   Princeton Review, Inc.+ .........................          3,211
       2,475   Quantum Fuel Systems Technologies Worldwide,
               Inc.+ ...........................................          7,623
         945   Raser Technologies, Inc.+(a) ....................          9,204
         715   RCN Corp.+ ......................................          7,708
       6,497   Red Robin Gourmet Burgers, Inc.+(a) .............        180,228
          51   Retail Ventures, Inc.+ ..........................            235
         215   Rick's Cabaret International, Inc.+ .............          3,612
         285   Riviera Holdings Corp.+ .........................          2,893
         397   Ruth's Hospitality Group, Inc.+ .................          2,056
       3,137   Sally Beauty Holdings, Inc.+(a) .................         20,265
         356   Sauer-Danfoss, Inc. .............................         11,089
      18,481   Scientific Games Corp., Class A+(a) .............        547,408
       1,256   Shuffle Master, Inc.+ ...........................          6,205
         703   Shutterfly, Inc.+ ...............................          8,584
         657   Sinclair Broadcast Group, Inc., Class A .........          4,993
          81   Skechers U.S.A., Inc., Class A+ .................          1,601
       1,340   Smith & Wesson Holding Corp.+ ...................          6,981
       1,802   Sonic Corp.+ ....................................         26,670
       2,405   Sotheby's(a) ....................................         63,420
          86   Spartan Motors, Inc. ............................            642
         517   Stamps.com, Inc.+ ...............................          6,452
         334   Steiner Leisure, Ltd.+ ..........................          9,469
       2,283   Strayer Education, Inc. .........................        477,306
         162   Systemax, Inc.(a) ...............................          2,859
       1,642   Tempur-Pedic International, Inc.(a) .............         12,825
       1,865   Texas Roadhouse, Inc., Class A+(a) ..............         16,729
       1,853   thinkorswim Group, Inc.+(a) .....................         13,064
         622   Town Sports International Holdings, Inc.+ .......          5,809
         890   Tractor Supply Co.+ .............................         25,846
         291   Triarc Cos., Inc., Class B(a) ...................          1,842
         607   True Religion Apparel, Inc.+(a) .................         16,177
       2,215   Tupperware Brands Corp. .........................         75,798
         703   Tween Brands, Inc.+ .............................         11,571

   Shares                                                              Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
         724   Ulta Salon Cosmetics & Fragrance, Inc.+(a) ......   $      8,138
       1,175   Under Armour, Inc., Class A+(a) .................         30,127
         467   Universal Electronics, Inc.+ ....................          9,760
         287   Universal Technical Institute, Inc.+(a) .........          3,576
       1,056   Vail Resorts, Inc.+(a) ..........................         45,228
         835   Valassis Communications, Inc.+ ..................         10,454
          48   Value Line, Inc. ................................          1,596
       1,232   Visteon Corp.+ ..................................          3,240
         649   Volcom, Inc.+ ...................................         15,531
       1,625   Warnaco Group, Inc. (The)+ ......................         71,614
       3,283   Wet Seal Inc. (The), Class A+ ...................         15,660
         145   Weyco Group, Inc. ...............................          3,847
       1,037   Winnebago Industries(a) .........................         10,567
       1,569   WMS Industries, Inc.+(a) ........................         46,709
       1,779   Wolverine World Wide, Inc. ......................         47,446
         520   Wonder Auto Technology, Inc.+ ...................          3,656
         755   World Wrestling Entertainment, Inc., Class A ....         11,680
         702   Zumiez, Inc.+(a) ................................         11,639
                                                                   ------------
                                                                      5,826,265
                                                                   ------------
CONSUMER STAPLES -- 1.0%
         705   AgFeed Industries, Inc.+ ........................         10,554
         100   Alico, Inc. .....................................          3,466
       2,478   Alliance One International, Inc.+ ...............         12,663
         172   American Dairy, Inc.+ ...........................          1,348
       2,200   American Oriental Bioengineering, Inc.+ .........         21,714
          41   Arden Group, Inc., Class A ......................          5,196
         301   Boston Beer Co., Inc., Class A+ .................         12,245
         370   Calavo Growers, Inc. ............................          4,533
         423   Cal-Maine Foods, Inc.(a) ........................         13,955
         576   Chattem, Inc.+(a) ...............................         37,469
         265   China Sky One Medical, Inc.+ ....................          2,949
         149   Coca-Cola Bottling Co. Consolidated .............          5,510
       2,909   Darling International, Inc.+ ....................         48,057
         575   Diamond Foods, Inc. .............................         13,249
       1,667   Flowers Foods, Inc. .............................         47,243
         453   Great Atlantic & Pacific Tea Co.+ ...............         10,337
         616   Green Mountain Coffee Roasters, Inc.+(a) ........         23,143
         155   Hain Celestial Group, Inc.+ .....................          3,639
         235   HQ Sustainable Maritime Industries, Inc.+ .......          3,114
          26   Inter Parfums, Inc. .............................            390
         722   Lancaster Colony Corp. ..........................         21,862
         206   Lance, Inc. .....................................          3,867
         170   Lifeway Foods, Inc.+ ............................          2,021
         502   Longs Drug Stores Corp. .........................         21,140
          86   Mannatech, Inc.(a) ..............................            468
          24   National Beverage Corp. .........................            174
       1,169   Nu Skin Enterprises, Inc., Class A ..............         17,441
         137   Pantry, Inc. (The)+ .............................          1,460

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
CONSUMER STAPLES (CONTINUED)
         160   Pilgrim's Pride Corp. ...........................   $      2,078
         516   Pricesmart, Inc. ................................         10,206
         209   Ralcorp Holdings, Inc.+(a) ......................         10,333
          85   Ruddick Corp. ...................................          2,916
         117   Sanderson Farms, Inc.(a) ........................          4,039
          20   Schiff Nutrition International, Inc. ............            112
       1,715   Smart Balance, Inc.+ ............................         12,365
          94   Spartan Stores, Inc. ............................          2,162
         475   Star Scientific, Inc.+ ..........................            570
         372   Synutra International, Inc.+(a) .................         12,023
         288   Tootsie Roll Industries, Inc.(a) ................          7,237
         472   United Natural Foods, Inc.+ .....................          9,195
         252   USANA Health Sciences, Inc.+ ....................          6,771
       1,119   Vector Group, Ltd.(a) ...........................         18,049
         275   WD-40 Co. .......................................          8,044
       1,113   Winn-Dixie Stores, Inc.+ ........................         17,831
         655   Zhongpin, Inc.+ .................................          8,188
                                                                   ------------
                                                                        481,326
                                                                   ------------
ENERGY -- 14.7%
       1,495   Abraxas Petroleum Corp.+ ........................          8,088
         315   American Oil & Gas, Inc.+ .......................          1,235
         139   APCO Argentina, Inc.(a) .........................          4,024
         323   Approach Resources, Inc.+ .......................          8,653
       5,496   Arena Resources, Inc.+ ..........................        290,299
         456   Arlington Tankers, Ltd.(a) ......................         10,588
       1,232   Atlas America, Inc. .............................         55,502
         992   ATP Oil & Gas Corp.+(a) .........................         39,154
         322   Aventine Renewable Energy Holdings, Inc.+(a) ....          1,417
       1,472   Basic Energy Services, Inc.+ ....................         46,368
         970   Berry Petroleum Co., Class A ....................         57,114
         610   Bill Barrett Corp.+ .............................         36,240
         105   BMB Munai, Inc.+ ................................            624
         694   Bois d'Arc Energy, Inc.+ ........................         16,871
         310   Bolt Technology Corp.+ ..........................          6,997
      10,980   BPZ Resources, Inc.+(a) .........................        322,812
         112   Cal Dive International, Inc.+ ...................          1,600
      17,188   Cano Petroleum, Inc.+ ...........................        136,473
         733   CARBO Ceramics, Inc. ............................         42,771
       7,066   Carrizo Oil & Gas, Inc.+ ........................        481,124
       1,345   Cheniere Energy, Inc.+ ..........................          5,878
         195   Clayton Williams Energy, Inc.+ ..................         21,440
         776   Clean Energy Fuels Corp.+(a) ....................          8,916
       1,627   Comstock Resources, Inc.+ .......................        137,368
       1,779   Concho Resources, Inc.+ .........................         66,357
         471   Contango Oil & Gas Co.+ .........................         43,765
       1,434   Crosstex Energy, Inc.(a) ........................         49,702
         821   CVR Energy, Inc.+ ...............................         15,804
         183   Dawson Geophysical Co.+ .........................         10,881
       2,218   Delta Petroleum Corp.+(a) .......................         56,603
         653   DHT Maritime, Inc.+ .............................          6,550
         290   Double Eagle Petroleum Co.+ .....................          5,287
       3,833   Dril-Quip, Inc.+ ................................        241,479

   Shares                                                              Value
------------                                                       ------------
ENERGY (CONTINUED)
       4,055   Endeavour International Corp.+ ..................   $      8,799
       1,280   Ener1, Inc.+ ....................................          9,498
       1,140   Energy Partners, Ltd.+ ..........................         17,009
         150   Energy XXI Bermuda, Ltd.+ .......................          1,038
         965   ENGlobal Corp.+ .................................         13,742
       3,016   Evergreen Energy, Inc.+(a) ......................          5,248
       2,500   EXCO Resources, Inc.+ ...........................         92,275
       1,437   FX Energy, Inc.+ ................................          7,573
       3,340   Gasco Energy, Inc.+ .............................         13,861
       1,352   GeoGlobal Resources, Inc.+(a) ...................          2,880
          96   Geokinetics, Inc.+ ..............................          1,739
          85   GeoMet, Inc.+ ...................................            806
         195   Georesources, Inc.+ .............................          3,592
       5,034   GMX Resources, Inc.+(a) .........................        373,019
       1,059   Golar LNG, Ltd. .................................         16,404
         719   Goodrich Petroleum Corp.+(a) ....................         59,619
       3,405   Gran Tierra Energy, Inc.+ .......................         27,137
         155   GreenHunter Energy, Inc.+ .......................          2,117
       1,483   Grey Wolf, Inc.+ ................................         13,391
         438   Gulf Island Fabrication, Inc. ...................         21,431
         560   Gulfmark Offshore, Inc.+ ........................         32,581
         301   Gulfport Energy Corp.+ ..........................          4,957
       8,051   Hercules Offshore, Inc.+ ........................        306,099
         530   Houston American Energy Corp.+ ..................          5,947
       4,536   International Coal Group, Inc.+(a) ..............         59,195
       3,020   ION Geophysical Corp.+(a) .......................         52,699
       5,558   James River Coal Co.+(a) ........................        326,199
         613   Knightsbridge Tankers, Ltd.(a) ..................         19,745
         182   Lufkin Industries, Inc. .........................         15,157
       6,550   Massey Energy Co. ...............................        614,063
         928   Matrix Service Co.+ .............................         21,400
       1,802   McMoRan Exploration Co.+(a) .....................         49,591
         350   Mitcham Industries, Inc.+ .......................          5,978
         715   NATCO Group, Inc., Class A+ .....................         38,989
         840   National Coal Corp.+ ............................          7,451
         430   Natural Gas Services Group, Inc.+ ...............         13,106
         330   Nordic American Tanker Shipping .................         12,811
         700   Northern Oil and Gas, Inc.+ .....................          9,296
         645   Oilsands Quest, Inc.+ ...........................          4,193
         146   OYO Geospace Corp.+ .............................          8,605
       1,250   Pacific Ethanol, Inc.+ ..........................          2,263
         260   Panhandle Oil and Gas, Inc. .....................          8,804
      30,746   Parallel Petroleum Corp.+ .......................        618,916
         714   Parker Drilling Co.+ ............................          7,147
       8,488   Patterson-UTI Energy, Inc.(a) ...................        305,908
       4,170   Penn Virginia Corp. .............................        314,500
         530   Petroleum Development Corp.+ ....................         35,240
         761   Petroquest Energy, Inc.+ ........................         20,471
         332   PHI, Inc.+ ......................................         13,336
         220   Pioneer Drilling Co.+ ...........................          4,138
          35   PrimeEnergy Corp.+ ..............................          1,942
         660   Quest Resource Corp.+ ...........................          7,531
         640   RAM Energy Resources, Inc.+ .....................          4,032
       5,915   Rentech, Inc.+ ..................................         11,239

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
ENERGY (CONTINUED)
      11,565   Rex Energy Corp.+ ...............................   $    305,315
       1,036   RPC, Inc. .......................................         17,405
       1,509   Ship Finance International, Ltd.(a) .............         44,561
       1,898   Sulphco, Inc.+ ..................................          4,308
         390   Superior Well Services, Inc.+ ...................         12,367
       7,853   T-3 Energy Services, Inc.+ ......................        624,078
         482   Teekay Tankers, Ltd., Class A(a) ................         11,187
         795   Tri-Valley Corp.+ ...............................          5,907
         175   Union Drilling, Inc.+ ...........................          3,794
       1,337   Uranium Resources, Inc.+(a) .....................          4,934
       1,210   USEC, Inc.+ .....................................          7,357
         660   Vaalco Energy, Inc.+ ............................          5,590
         721   Venoco, Inc.+ ...................................         16,734
       2,080   Warren Resources, Inc.+ .........................         30,534
         310   Westmoreland Coal Co.+ ..........................          6,544
       1,105   W-H Energy Services, Inc.+ ......................        105,793
       1,389   Willbros Group, Inc.+ ...........................         60,852
                                                                   ------------
                                                                      7,159,951
                                                                   ------------
FINANCIALS -- 3.2%
         559   Acadia Realty Trust .............................         12,941
         487   Advance America Cash Advance Centers, Inc. ......          2,474
       2,541   Affiliated Managers Group, Inc.+(a) .............        228,842
          46   Alexander's, Inc.+ ..............................         14,288
          32   Amtrust Financial Services, Inc. ................            403
         385   Argo Group International Holdings, Ltd.+ ........         12,921
         425   Asset Acceptance Capital Corp. ..................          5,194
         321   Associated Estates Realty Corp. .................          3,438
         120   BGC Partners, Inc., Class A+ ....................            906
         150   Broadpoint Securities Group, Inc.+ ..............            300
         540   Cardinal Financial Corp. ........................          3,380
         429   Cardtronics, Inc.+ ..............................          3,805
         457   Cash America International, Inc. ................         14,167
         374   Cohen & Steers, Inc.(a) .........................          9,713
         131   Consolidated-Tomoka Land Co. ....................          5,510
         970   Cousins Properties, Inc.(a) .....................         22,407
         137   Credit Acceptance Corp.+(a) .....................          3,502
         275   Danvers Bancorp, Inc.+ ..........................          3,025
         262   Darwin Professional Underwriters, Inc.+ .........          8,070
          75   Diamond Hill Investment Group, Inc.+ ............          6,263
         864   Dollar Financial Corp.+ .........................         13,055
          10   Doral Financial Corp.+ ..........................            135
         255   DuPont Fabros Technology, Inc. ..................          4,753
         282   EastGroup Properties, Inc. ......................         12,098
      11,845   eHealth, Inc.+ ..................................        209,183
         100   Employers Holdings, Inc. ........................          2,070
         107   Enstar Group, Ltd.+(a) ..........................          9,363
         200   Enterprise Financial Services Corp.(a) ..........          3,770
         305   Epoch Holding Corp.(a) ..........................          2,779
         469   Equity Lifestyle Properties, Inc. ...............         20,636
       1,369   Ezcorp, Inc., Class A+ ..........................         17,455

   Shares                                                              Value
------------                                                       ------------
FINANCIALS (CONTINUED)
         809   FCStone Group, Inc.+ ............................   $     22,595
         664   First Cash Financial Services, Inc.+ ............          9,953
         133   First Financial Bankshares, Inc. ................          6,093
       1,285   First Marblehead Corp. ..........................          3,302
          96   First Mercury Financial Corp.+ ..................          1,693
          95   Forestar Real Estate Group, Inc.+ ...............          1,810
          90   GAMCO Investors, Inc., Class A ..................          4,466
       2,357   GFI Group, Inc. .................................         21,237
         622   Greenhill & Co., Inc.(a) ........................         33,501
       1,041   Grubb & Ellis Co. ...............................          4,008
          65   Hancock Holding Co. .............................          2,554
         110   Highwoods Properties, Inc. ......................          3,456
         488   Home Properties, Inc. ...........................         23,453
         659   Inland Real Estate Corp. ........................          9,503
       1,449   Interactive Brokers Group, Inc., Class A+ .......         46,556
         150   International Assets Holding Corp.+ .............          4,509
          45   KBW, Inc.+(a) ...................................            926
         413   Knight Capital Group, Inc., Class A+ ............          7,426
       3,640   Ladenburg Thalmann Financial Services,
               Inc.+(a) ........................................          5,496
         190   Life Partners Holdings, Inc. ....................          3,796
         527   Mid-America Apartment Communities, Inc. .........         26,898
         263   NewStar Financial, Inc.+(a) .....................          1,554
         292   Omega Healthcare Investors, Inc. ................          4,862
       1,510   optionsXpress Holdings, Inc. ....................         33,733
         396   Oritani Financial Corp.+ ........................          6,336
         183   Pinnacle Financial Partners, Inc.+(a) ...........          3,676
         359   Portfolio Recovery Associates, Inc.+(a) .........         13,463
         510   Potlatch Corp. ..................................         23,011
         406   Primus Guaranty, Ltd.+(a) .......................          1,181
       6,496   PrivateBancorp, Inc.(a) .........................        197,348
         155   PS Business Parks, Inc. .........................          7,998
         216   Pzena Investment Management, Inc., Class A(a) ...          2,756
         766   Riskmetrics Group, Inc.+ ........................         15,044
          60   S.Y. Bancorp, Inc. ..............................          1,282
         220   Saul Centers, Inc.(a) ...........................         10,338
       5,180   Signature Bank+ .................................        133,437
          70   Smithtown Bancorp, Inc. .........................          1,138
         286   Stifel Financial Corp.+ .........................          9,836
         134   Suffolk Bancorp .................................          3,937
         377   Sun Communities, Inc. ...........................          6,873
         227   SVB Financial Group+(a) .........................         10,921
       1,127   Tanger Factory Outlet Centers(a) ................         40,492
         396   Tejon Ranch Co.+ ................................         14,280
         167   Thomas Properties Group, Inc. ...................          1,643
         722   Tower Group, Inc. ...............................         15,299
       1,143   TradeStation Group, Inc.+ .......................         11,601
         941   Trustco Bank Corp.(a) ...........................          6,982
         384   U.S. Global Investors, Inc., Class A ............          6,432
          53   Universal Health Realty Income Trust ............          1,590

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
FINANCIALS (CONTINUED)
         360   ViewPoint Financial Group .......................   $      5,299
         883   Washington Real Estate Investment Trust(a) ......         26,534
         476   Westamerica Bancorporation(a) ...................         25,033
         165   Westwood Holdings Group, Inc. ...................          6,567
         586   World Acceptance Corp.+ .........................         19,731
                                                                   ------------
                                                                      1,570,284
                                                                   ------------
HEALTH CARE -- 18.9%
         773   Abaxis, Inc.+ ...................................         18,652
       1,086   Abiomed, Inc.+(a) ...............................         19,277
       1,177   Acadia Pharmaceuticals, Inc.+(a) ................          4,343
         955   Accelrys, Inc.+ .................................          4,613
       1,286   Accuray, Inc.+(a) ...............................          9,375
       1,167   Acorda Therapeutics, Inc.+ ......................         38,313
         290   Acura Pharmaceuticals, Inc.+ ....................          2,306
       1,640   Adolor Corp.+ ...................................          8,987
         375   Affymax, Inc.+(a) ...............................          5,966
       1,315   Affymetrix, Inc.+(a) ............................         13,531
         386   Air Methods Corp.+ ..............................          9,650
       2,030   Akorn, Inc.+(a) .................................          6,719
         316   Albany Molecular Research, Inc.+ ................          4,193
       7,681   Alexion Pharmaceuticals, Inc.+(a) ...............        556,873
         848   Alexza Pharmaceuticals, Inc.+ ...................          3,341
       2,211   Align Technology, Inc.+ .........................         23,193
       3,408   Alkermes, Inc.+ .................................         42,123
         837   Alliance Imaging, Inc.+ .........................          7,257
       1,889   Allos Therapeutics, Inc.+ .......................         13,053
       2,035   Allscripts Healthcare Solutions, Inc.+ ..........         25,254
         230   Almost Family, Inc.+ ............................          6,118
       1,270   Alnylam Pharmaceuticals, Inc.+(a) ...............         33,947
         865   Alpharma, Inc., Class A+ ........................         19,488
         885   Alphatec Holdings, Inc.+ ........................          3,611
         606   AMAG Pharmaceuticals, Inc.+(a) ..................         20,665
         944   Amedisys, Inc.+ .................................         47,613
       2,594   American Medical Systems Holdings, Inc.+(a) .....         38,780
         171   Amicus Therapeutics, Inc.+(a) ...................          1,826
       1,120   AMN Healthcare Services, Inc.+ ..................         18,950
         480   Analogic Corp. ..................................         30,274
         354   Angiodynamics, Inc.+ ............................          4,821
         385   Ardea Biosciences, Inc.+ ........................          4,936
         695   Arena Pharmaceuticals, Inc.+ ....................          3,607
       2,478   Ariad Pharmaceuticals, Inc.+ ....................          5,947
       1,444   Arqule, Inc.+ ...................................          4,693
       1,695   Array Biopharma, Inc.+ ..........................          7,967
         952   Arthrocare Corp.+(a) ............................         38,851
       1,067   Assisted Living Concepts Inc., Class A+ .........          5,869
         740   athenahealth, Inc.+ .............................         22,762
          55   Atrion Corp. ....................................          5,270
       1,471   Auxilium Pharmaceuticals, Inc.+(a) ..............         49,455
         530   Avant Immunotherapeutics, Inc.+ .................          7,717
         687   Bentley Pharmaceuticals, Inc.+ ..................         11,095
         382   Biodel, Inc.+(a) ................................          4,966

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
         625   BioForm Medical, Inc.+ ..........................   $      2,525
      11,211   BioMarin Pharmaceutical, Inc.+ ..................        324,895
         470   BioMimetic Therapeutics, Inc.+ ..................          5,602
         680   Bio-Rad Laboratories, Inc., Class A+ ............         55,005
         412   Bio-Reference Labs, Inc.+ .......................          9,192
         728   BMP Sunstone Corp.+(a) ..........................          4,150
       1,800   Bruker Corp.+ ...................................         23,130
         719   Cadence Pharmaceuticals, Inc.+ ..................          4,379
         590   Cambrex Corp.+ ..................................          3,463
          47   Capital Senior Living Corp.+ ....................            354
         361   Caraco Pharmaceutical Laboratories, Ltd.+ .......          4,765
         160   CardioNet, Inc.+ ................................          4,261
       1,070   Celera Corp.+ ...................................         12,155
       3,060   Cell Genesys, Inc.+(a) ..........................          7,956
         127   Centene Corp.+ ..................................          2,132
       2,032   Cepheid, Inc.+ ..................................         57,140
         630   Chemed Corp. ....................................         23,064
         395   Chindex International, Inc.+ ....................          5,795
         370   Clinical Data, Inc.+ ............................          5,280
       1,670   Columbia Laboratories, Inc.+ ....................          5,511
         271   Computer Programs & Systems, Inc. ...............          4,696
      38,708   Conceptus, Inc.+(a) .............................        715,710
          80   Conmed Corp.+ ...................................          2,124
         287   Corvel Corp.+ ...................................          9,721
         535   Cougar Biotechnology, Inc.+ .....................         12,749
         201   Cross Country Healthcare, Inc.+ .................          2,896
         990   CryoLife, Inc.+ .................................         11,326
       2,010   Cubist Pharmaceuticals, Inc.+ ...................         35,899
       2,167   CV Therapeutics, Inc.+ ..........................         17,834
         846   Cyberonics, Inc.+(a) ............................         18,358
         340   Cynosure, Inc., Class A+ ........................          6,739
       1,083   Cypress Bioscience, Inc.+ .......................          7,787
       1,129   Cytokinetics, Inc.+ .............................          4,189
         710   Cytori Therapeutics, Inc.+ ......................          4,601
         440   Datascope Corp. .................................         20,680
       3,322   Dendreon Corp.+(a) ..............................         14,783
       1,710   Depomed, Inc.+ ..................................          5,489
         935   DexCom, Inc.+ ...................................          5,647
         654   Dionex Corp.+ ...................................         43,406
       3,447   Discovery Laboratories, Inc.+ ...................          5,688
       2,643   Durect Corp.+ ...................................          9,700
       1,980   Dyax Corp.+ .....................................          6,138
       1,938   Eclipsys Corp.+ .................................         35,582
         150   Emergency Medical Services Corp., Class A+ ......          3,395
         355   Emergent Biosolutions, Inc.+ ....................          3,525
         702   Emeritus Corp.+ .................................         10,263
          18   Ensign Group, Inc. (The) ........................            207
         869   Enzo Biochem, Inc.+ .............................          9,750
       1,595   Enzon Pharmaceuticals, Inc.+(a) .................         11,356
       1,541   eResearchTechnology, Inc.+ ......................         26,875
         488   ev3, Inc.+(a) ...................................          4,626
         250   Exactech, Inc.+ .................................          6,428
       3,751   Exelixis, Inc.+ .................................         18,755

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
          65   Five Star Quality Care, Inc.+ ...................   $        307
         498   Genomic Health, Inc.+(a) ........................          9,537
         298   Genoptix, Inc.+ .................................          9,402
         390   Gentiva Health Services, Inc.+ ..................          7,430
       1,750   Geron Corp.+(a) .................................          6,038
         664   GTx, Inc.+(a) ...................................          9,528
         921   Haemonetics Corp.+ ..............................         51,079
       2,166   Halozyme Therapeutics, Inc.+ ....................         11,653
         610   Hansen Medical, Inc.+ ...........................         10,199
       1,175   HealthExtras, Inc.+ .............................         35,415
       1,257   Healthways, Inc.+ ...............................         37,207
         893   HMS Holdings Corp.+ .............................         19,173
         557   Human Genome Sciences, Inc.+ ....................          2,902
       3,128   Icon PLC ADR+ ...................................        236,227
         200   ICU Medical, Inc.+ ..............................          4,576
         888   Idenix Pharmaceuticals, Inc.+ ...................          6,456
         735   Idera Pharmaceuticals, Inc.+ ....................         10,738
         770   I-Flow Corp.+ ...................................          7,816
       5,946   Illumina, Inc.+(a) ..............................        517,957
       2,499   Immucor, Inc.+ ..................................         64,674
       1,530   Immunogen, Inc.+ ................................          4,682
       2,331   Immunomedics, Inc.+(a) ..........................          4,965
       2,370   Incyte Corp., Ltd.+ .............................         18,036
       2,763   Indevus Pharmaceuticals, Inc.+(a) ...............          4,338
       1,505   Inspire Pharmaceuticals, Inc.+ ..................          6,441
         655   Insulet Corp.+ ..................................         10,303
         636   Integra LifeSciences Holdings Corp.+(a) .........         28,289
       1,129   InterMune, Inc.+(a) .............................         14,812
         210   Invacare Corp. ..................................          4,292
       1,182   inVentiv Health, Inc.+ ..........................         32,848
         190   IPC The Hospitalist Co., Inc.+ ..................          3,576
         655   IRIS International, Inc.+ .......................         10,251
       3,219   Isis Pharmaceuticals, Inc.+(a) ..................         43,875
       1,752   Javelin Pharmaceuticals, Inc.+(a) ...............          4,065
         122   Jazz Pharmaceuticals, Inc.+(a) ..................            904
         463   Kendle International, Inc.+ .....................         16,821
         260   Kensey Nash Corp.+ ..............................          8,333
       1,176   KV Pharmaceutical Co., Class A+ .................         22,732
         180   Landauer, Inc. ..................................         10,123
         840   Lexicon Pharmaceuticals, Inc.+ ..................          1,344
         525   LHC Group, Inc.+ ................................         12,206
         315   Life Sciences Research, Inc.+ ...................          8,896
       3,004   Ligand Pharmaceuticals, Inc., Class B+ ..........          7,810
       1,316   Luminex Corp.+ ..................................         27,044
         960   MannKind Corp.+ .................................          2,880
         276   MAP Pharmaceuticals, Inc.+ ......................          2,851
         690   Marshall Edwards, Inc.+ .........................          1,773
       1,175   Martek Biosciences Corp.+ .......................         39,609
       1,647   Masimo Corp.+ ...................................         56,574
         365   Maxygen, Inc.+ ..................................          1,237
       4,553   Medarex, Inc.+ ..................................         30,095
         540   MedAssets, Inc.+ ................................          9,207
         190   Medical Action Industries, Inc.+ ................          1,970

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
       1,855   Medicines Co. (The)+ ............................   $     36,766
       2,016   Medicis Pharmaceutical Corp., Class A ...........         41,892
         906   Medivation, Inc.+(a) ............................         10,718
       1,207   Mentor Corp.(a) .................................         33,579
       1,435   Meridian Bioscience, Inc. .......................         38,630
         983   Merit Medical Systems, Inc.+ ....................         14,450
         677   Metabolix, Inc.+(a) .............................          6,635
         555   Micrus Endovascular Corp.+ ......................          7,781
       1,275   MiddleBrook Pharmaceuticals, Inc.+ ..............          4,310
         630   Molecular Insight Pharmaceuticals, Inc.+(a) .....          3,471
         874   Momenta Pharmaceuticals, Inc.+(a) ...............         10,750
         365   MWI Veterinary Supply, Inc.+ ....................         12,085
       1,595   Myriad Genetics, Inc.+ ..........................         72,604
         157   Nabi Biopharmaceuticals+ ........................            619
         458   Nanosphere, Inc.+ ...............................          3,600
         266   National Healthcare Corp. .......................         12,191
          50   National Research Corp. .........................          1,324
         984   Natus Medical, Inc.+ ............................         20,605
       1,367   Nektar Therapeutics+ ............................          4,579
         515   Neogen Corp.+ ...................................         11,788
       1,371   Neurocrine Biosciences, Inc.+ ...................          5,744
          73   Nighthawk Radiology Holdings, Inc.+ .............            517
       1,860   Novavax, Inc.+ ..................................          4,631
         882   Noven Pharmaceuticals, Inc.+ ....................          9,429
       1,680   NPS Pharmaceuticals, Inc.+ ......................          7,476
       8,170   NuVasive, Inc.+(a) ..............................        364,871
         430   NxStage Medical, Inc.+(a) .......................          1,651
         629   Obagi Medical Products, Inc.+ ...................          5,378
         252   Odyssey HealthCare, Inc.+ .......................          2,454
       1,171   Omnicell, Inc.+ .................................         15,434
         509   Omrix Biopharmaceuticals, Inc.+ .................          8,012
       1,985   Onyx Pharmaceuticals, Inc.+(a) ..................         70,666
       1,710   Opko Health, Inc.+ ..............................          2,599
         860   Optimer Pharmaceuticals, Inc.+ ..................          6,975
       1,559   OraSure Technologies, Inc.+ .....................          5,831
         715   Orexigen Therapeutics, Inc.+(a) .................          5,641
         203   Orthofix International NV+ ......................          5,877
       2,360   Orthovita, Inc.+ ................................          4,838
       2,043   OSI Pharmaceuticals, Inc.+ ......................         84,417
         531   Osiris Therapeutics, Inc.+(a) ...................          6,823
       1,339   Owens & Minor, Inc. .............................         61,179
       1,226   Pain Therapeutics, Inc.+ ........................          9,685
      14,771   Parexel International Corp.+ ....................        388,625
       4,255   PDL BioPharma, Inc. .............................         45,188
       6,198   Perrigo Co.(a) ..................................        196,910
          81   PharmaNet Development Group, Inc.+ ..............          1,277
         560   Pharmasset, Inc.+ ...............................         10,573
       1,529   Phase Forward, Inc.+ ............................         27,476
         927   Pozen, Inc.+(a) .................................         10,086
         949   Progenics Pharmaceuticals, Inc.+(a) .............         15,061
         381   Protalix BioTherapeutics, Inc.+(a) ..............          1,033
         372   Providence Service Corp. (The)+ .................          7,853

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
       2,208   PSS World Medical, Inc.+ ........................   $     35,990
      32,523   Psychiatric Solutions, Inc.+ ....................      1,230,670
       1,925   Questcor Pharmaceuticals, Inc.+ .................          8,932
       1,005   Quidel Corp.+ ...................................         16,603
         695   RadNet, Inc.+ ...................................          4,309
       2,213   Regeneron Pharmaceuticals, Inc.+ ................         31,956
       1,105   Repligen Corp.+ .................................          5,216
       3,701   Resmed, Inc.+(a) ................................        132,274
       1,040   Rexahn Pharmaceuticals, Inc.+ ...................          3,370
       1,304   Rigel Pharmaceuticals, Inc.+ ....................         29,549
       1,916   RTI Biologics, Inc.+ ............................         16,765
       1,305   Sangamo Biosciences, Inc.+ ......................         12,985
       1,934   Savient Pharmaceuticals, Inc.+(a) ...............         48,930
       1,120   Sciele Pharma, Inc.(a) ..........................         21,672
       2,158   Seattle Genetics, Inc.+ .........................         18,257
      10,145   Sequenom, Inc.+ .................................        161,914
         571   Sirona Dental Systems, Inc.+(a) .................         14,800
         460   Somanetics Corp.+ ...............................          9,752
         601   SonoSite, Inc.+(a) ..............................         16,834
       1,127   Spectranetics Corp.+ ............................         11,112
         974   Stereotaxis, Inc.+(a) ...........................          5,221
       2,091   STERIS Corp. ....................................         60,137
         322   Sucampo Pharmaceuticals, Inc., Class A+ .........          3,455
       1,536   Sun Healthcare Group, Inc.+ .....................         20,567
       1,423   Sunrise Senior Living, Inc.+ ....................         31,989
         551   SurModics, Inc.+(a) .............................         24,707
         376   Symmetry Medical, Inc.+ .........................          6,099
         445   Synovis Life Technologies, Inc.+ ................          8,379
         593   Synta Pharmaceuticals Corp.+(a) .................          3,617
         645   Targacept, Inc.+ ................................          4,689
         605   Tercica, Inc.+ ..................................          5,342
       1,845   Theravance, Inc.+ ...............................         21,900
       1,570   Third Wave Technolgies, Inc.+ ...................         17,521
       1,942   Thoratec Corp.+ .................................         33,771
       1,382   TomoTherapy, Inc.+ ..............................         12,341
         436   TranS1, Inc.+(a) ................................          6,571
       1,537   Trizetto Group+ .................................         32,861
         425   U.S. Physical Therapy, Inc.+ ....................          6,974
       4,301   United Therapeutics Corp.+ ......................        420,423
       1,191   Valeant Pharmaceuticals International+(a) .......         20,378
       1,001   Varian, Inc.+ ...................................         51,111
         250   Virtual Radiologic Corp.+(a) ....................          3,313
         600   Vision-Sciences, Inc.+ ..........................          2,250
         318   Vital Images, Inc.+ .............................          3,956
         288   Vital Signs, Inc. ...............................         16,353
       2,160   Vivus, Inc.+ ....................................         14,429
         465   Vnus Medical Technologies, Inc.+ ................          9,305
       1,684   Volcano Corp.+ ..................................         20,545
       1,156   West Pharmaceutical Services, Inc. ..............         50,032
       1,328   Wright Medical Group, Inc.+ .....................         37,728
         898   XenoPort, Inc.+ .................................         35,049
       4,716   XOMA, Ltd.+ .....................................          7,970
       7,895   Zoll Medical Corp.+ .............................        265,825

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
       1,328   Zymogenetics, Inc.+(a) ..........................   $     11,182
                                                                   ------------
                                                                      9,235,886
                                                                   ------------
INDUSTRIALS -- 18.3%
         573   3D Systems Corp.+ ...............................          5,444
         479   AAON, Inc. ......................................          9,225
         313   AAR Corp.+ ......................................          4,235
          50   Aceto Corp. .....................................            382
       1,798   Actuant Corp., Class A ..........................         56,367
       1,256   Acuity Brands, Inc. .............................         60,388
         771   Administaff, Inc. ...............................         21,503
       1,480   Advanced Battery Technologies, Inc.+ ............          8,540
         618   Advisory Board Co. (The)+ .......................         24,306
       7,981   Aegean Marine Petroleum Network, Inc. ...........        324,747
         365   Aerovironment, Inc.+ ............................          9,921
       2,161   Airtran Holdings, Inc.+(a) ......................          4,408
         745   Akeena Solar, Inc.+ .............................          4,187
         412   Allegiant Travel Co.+ ...........................          7,659
         943   Altra Holdings, Inc.+ ...........................         15,852
       1,275   American Commercial Lines, Inc.+(a) .............         13,936
         582   American Ecology Corp. ..........................         17,186
         260   American Railcar Industries, Inc. ...............          4,363
       1,298   American Reprographics Co.+ .....................         21,612
         326   American Science & Engineering, Inc.(a) .........         16,799
       1,502   American Superconductor Corp.+(a) ...............         53,847
         295   American Woodmark Corp. .........................          6,233
          74   Ameron International Corp. ......................          8,879
         219   Ampco-Pittsburgh Corp. ..........................          9,741
           8   Amrep Corp. .....................................            381
         518   Apogee Enterprises, Inc. ........................          8,371
         451   Applied Industrial Technologies, Inc. ...........         10,901
         120   Applied Signal Technology, Inc. .................          1,639
         409   Argon ST, Inc.+ .................................         10,143
         265   Ascent Solar Technologies, Inc.+ ................          2,743
         597   Astec Industries, Inc.+ .........................         19,188
         315   Axsys Technologies, Inc.+ .......................         16,393
         175   AZZ, Inc.+ ......................................          6,983
         487   Badger Meter, Inc. ..............................         24,608
          39   Baker (Michael) Corp.+ ..........................            853
       1,708   Barnes Group, Inc. ..............................         39,438
       3,160   Beacon Power Corp.+ .............................          6,573
         740   Beacon Roofing Supply, Inc.+ ....................          7,851
      13,326   Belden, Inc. ....................................        451,485
          80   Bowne & Co., Inc. ...............................          1,020
       6,444   Bucyrus International, Inc.(a) ..................        470,540
         185   CAI International+ ..............................          3,219
       1,460   Calgon Carbon Corp.+ ............................         22,572
       5,195   Capstone Turbine Corp.+ .........................         21,767
         455   Casella Waste Systems, Inc., Class A+ ...........          5,546
       1,596   CBIZ, Inc.+ .....................................         12,688
          42   CDI Corp. .......................................          1,068
       1,712   Cenveo, Inc.+(a) ................................         16,726

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
       1,014   Chart Industries, Inc.+ .........................   $     49,321
         663   China Architectural Engineering, Inc.+(a) .......          6,478
         830   China BAK Battery, Inc.+ ........................          3,909
         240   China Direct, Inc.+ .............................          1,762
         495   China Fire & Security Group, Inc.+ ..............          3,985
         960   China Security & Surveillance Technology,
               Inc.+ ...........................................         12,941
         515   CIRCOR International, Inc. ......................         25,230
       1,113   Clarcor, Inc. ...................................         39,066
         706   Clean Harbors, Inc.+ ............................         50,168
         206   Coleman Cable, Inc.+ ............................          2,126
         770   Colfax Corp.+ ...................................         19,319
          73   Columbus McKinnon Corp.+ ........................          1,758
         204   Consolidated Graphics, Inc.+ ....................         10,051
       9,590   CoStar Group, Inc.+(a) ..........................        426,275
         248   CRA International, Inc.+ ........................          8,965
       1,358   Curtiss-Wright Corp. ............................         60,757
         960   Deluxe Corp. ....................................         17,107
         378   Duff & Phelps Corp., Class A+ ...................          6,260
         130   DXP Enterprises, Inc.+ ..........................          5,413
         161   Dynamex, Inc.+ ..................................          4,316
         449   Dynamic Materials Corp.(a) ......................         14,795
          60   DynCorp International, Inc., Class A+ ...........            909
       1,669   Eagle Bulk Shipping, Inc.(a) ....................         49,352
         940   EMCOR Group, Inc.+ ..............................         26,818
       7,791   Energy Conversion Devices, Inc.+(a) .............        573,728
       1,186   EnergySolutions, Inc. ...........................         26,507
          35   EnerNOC, Inc.+(a) ...............................            628
         295   EnerSys+ ........................................         10,098
          90   EnPro Industries, Inc.+ .........................          3,361
       6,924   ESCO Technologies, Inc.+ ........................        324,873
         870   Esterline Technologies Corp.+ ...................         42,856
      17,513   Evergreen Solar, Inc.+(a) .......................        169,701
         367   Exponent, Inc.+ .................................         11,527
         570   Flanders Corp.+ .................................          3,449
       1,341   Flow International Corp.+ .......................         10,460
       1,413   Force Protection, Inc.+(a) ......................          4,677
       1,028   Forward Air Corp. ...............................         35,570
         497   Franklin Electric Co., Inc. .....................         19,274
          49   FreightCar America, Inc. ........................          1,740
       8,076   FTI Consulting, Inc.+ ...........................        552,884
         634   Fuel Tech, Inc.+(a) .............................         11,171
       2,445   FuelCell Energy, Inc.+(a) .......................         17,360
         960   Furmanite Corp.+ ................................          7,661
       6,342   Fushi Copperweld, Inc.+ .........................        150,496
         793   Genco Shipping & Trading, Ltd. ..................         51,704
       2,033   GenCorp, Inc.+ ..................................         14,556
       7,967   General Cable Corp.+(a) .........................        484,791
         955   General Maritime Corp. ..........................         24,811
      10,227   Genessee & Wyoming, Inc.+ .......................        347,922
       1,819   Geo Group, Inc. (The)+ ..........................         40,928
          62   GeoEye, Inc.+ ...................................          1,098
         515   Gorman-Rupp Co. (The) ...........................         20,518

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
       3,030   GrafTech International, Ltd.+ ...................   $     81,295
         180   Graham Corp. ....................................         13,340
         225   Harbin Electric, Inc.+ ..........................          3,197
       1,230   Hawaiian Holdings, Inc.+ ........................          8,549
       1,533   Healthcare Services Group(a) ....................         23,317
       1,241   Heartland Express, Inc.(a) ......................         18,503
         791   HEICO Corp.(a) ..................................         25,739
         165   Herley Industries, Inc.+ ........................          2,191
       1,100   Herman Miller, Inc. .............................         27,379
       3,425   Hexcel Corp.+ ...................................         66,102
       5,502   Hill International, Inc.+ .......................         90,453
       1,068   Horizon Lines, Inc., Class A(a) .................         10,627
         637   Houston Wire & Cable Co. ........................         12,676
         855   HUB Group, Inc., Class A+ .......................         29,181
         744   Hudson Highland Group, Inc.+ ....................          7,790
         686   Huron Consulting Group, Inc.+ ...................         31,103
         133   ICT Group, Inc.+ ................................          1,091
         872   II-VI, Inc.+ ....................................         30,450
      31,184   Innerworkings, Inc.+(a) .........................        372,960
          60   Insteel Industries, Inc. ........................          1,099
          58   Integrated Electrical Services, Inc.+ ...........            998
       1,899   Interface, Inc., Class A ........................         23,794
          50   Kaman Corp. .....................................          1,138
         987   Kaydon Corp. ....................................         50,742
         200   Key Technology, Inc.+ ...........................          6,362
         143   Kforce, Inc.+ ...................................          1,214
       2,044   Knight Transportation, Inc. .....................         37,405
       1,550   Knoll, Inc. .....................................         18,833
         119   Korn/Ferry International+ .......................          1,872
          90   K-Tron International, Inc.+ .....................         11,664
         390   LaBarge, Inc.+ ..................................          5,070
         155   Layne Christensen Co.+ ..........................          6,787
         325   LECG Corp.+ .....................................          2,841
         429   Lindsay Corp. ...................................         36,452
         195   LMI Aerospace, Inc.+ ............................          3,426
          25   M&F Worldwide Corp.+ ............................            983
       1,373   MasTec, Inc.+ ...................................         14,636
         574   Mcgrath Rentcorp ................................         14,115
         899   Medis Technologies, Ltd.+ .......................          3,030
         865   Metalico, Inc.+ .................................         15,155
         535   Met-Pro Corp. ...................................          7,142
       2,025   Microvision, Inc.+ ..............................          5,569
         609   Middleby Corp.+(a) ..............................         26,741
         391   Mine Safety Appliances Co. ......................         15,636
       1,033   Mobile Mini, Inc.+ ..............................         20,660
         160   Moog, Inc., Class A+ ............................          5,958
          95   Mueller Industries, Inc. ........................          3,059
         296   Multi-Color Corp. ...............................          6,213
       1,724   Navigant Consulting, Inc.+ ......................         33,721
         465   NN, Inc. ........................................          6,482
       1,202   Nordson Corp. ...................................         87,613
       1,383   Odyssey Marine Exploration, Inc.+ ...............          5,477
         694   Old Dominion Freight Line Inc.+ .................         20,834
         110   Omega Flex, Inc. ................................          1,672
       2,087   Orbital Sciences Corp.+ .........................         49,170

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
         318   Orion Energy Systems, Inc.+(a) ..................   $      3,180
         770   Orion Marine Group, Inc.+ .......................         10,880
         479   Pacer International, Inc. .......................         10,303
           5   Patriot Transporation Holding, Inc.+ ............            400
         235   Peerless Manufacturing Co.+ .....................         11,014
         274   PeopleSupport, Inc.+ ............................          2,329
         395   Perini Corp.+(a) ................................         13,055
         192   Pike Electric Corp.+ ............................          3,189
         571   Polypore International, Inc.+ ...................         14,463
         250   Powell Industries, Inc.+ ........................         12,603
         170   Power-One, Inc.+ ................................            321
         600   PowerSecure International, Inc.+ ................          4,356
          15   Preformed Line Products Co. .....................            605
         535   PRG-Schultz International, Inc.+ ................          5,034
         220   Protection One, Inc.+(a) ........................          1,848
         855   Quanex Building Products Corp. ..................         12,704
         573   Raven Industries, Inc. ..........................         18,783
         779   RBC Bearings, Inc.+ .............................         25,956
       1,622   Resources Connection, Inc. ......................         33,008
      12,255   Ritchie Bros. Auctioneers, Inc.(a) ..............        332,478
         590   Robbins & Myers, Inc. ...........................         29,423
       1,482   Rollins, Inc. ...................................         21,963
       1,697   RSC Holdings, Inc.+(a) ..........................         15,714
         969   Spherion Corp.+ .................................          4,477
         225   Standard Parking Corp.+ .........................          4,095
         160   Standard Register Co. (The) .....................          1,509
         314   Stanley, Inc.+ ..................................         10,525
         275   Sterling Construction Co., Inc.+ ................          5,462
         419   Sun Hydraulics Corp. ............................         13,521
         120   Superior Essex, Inc.+ ...........................          5,356
       1,178   SYKES Enterprises, Inc.+ ........................         22,217
         147   TAL International Group, Inc. ...................          3,343
       2,233   Taser International, Inc.+(a) ...................         11,143
         375   TBS International, Ltd., Class A+ ...............         14,981
      10,117   Team, Inc.+ .....................................        347,215
       1,268   Teledyne Technologies, Inc.+ ....................         61,866
         551   Tennant Co. .....................................         16,569
       2,100   Tetra Tech, Inc.+ ...............................         47,502
         150   Textainer Group Holdings, Ltd. ADR ..............          2,930
         105   Thermadyne Holdings Corp.+ ......................          1,553
       8,685   Titan International, Inc. .......................        309,359
         262   Titan Machinery, Inc.+ ..........................          8,206
       1,188   TransDigm Group, Inc.+(a) .......................         39,905
         145   Trex Co., Inc.+(a) ..............................          1,701
         330   Triumph Group, Inc. .............................         15,543
         153   TrueBlue, Inc.+ .................................          2,021
         838   TurboChef Technologies, Inc.+ ...................          4,006
          34   Twin Disc, Inc. .................................            712
       2,110   UAL Corp. .......................................         11,014
         445   Ultralife Corp.+ ................................          4,757
          46   Universal Truckload Services, Inc.+ .............          1,013
       1,390   Valence Technology, Inc.+ .......................          6,158
         691   Vicor Corp. .....................................          6,896
         145   VSE Corp. .......................................          3,988
       1,504   Wabtec Corp. ....................................         73,123

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
       2,372   Waste Connections, Inc.+ ........................   $     75,738
         445   Watsco, Inc.(a) .................................         18,601
       1,018   Watson Wyatt Worldwide, Inc., Class A ...........         53,842
       1,651   Woodward Governor Co. ...........................         58,875
         737   Xerium Technologies, Inc. .......................          2,919
                                                                   ------------
                                                                      8,949,642
                                                                   ------------
INFORMATION TECHNOLOGY -- 25.2%
      18,438   3PAR, Inc.+(a) ..................................        144,554
       1,228   ACI Worldwide, Inc.+(a) .........................         21,601
         965   Acme Packet, Inc.+ ..............................          7,488
          50   Actel Corp.+ ....................................            843
       2,155   Actuate Corp.+ ..................................          8,426
       1,128   Adtran, Inc. ....................................         26,892
       1,624   Advanced Analogic Technologies, Inc.+ ...........          6,707
         245   Advanced Energy Industries, Inc.+ ...............          3,357
         595   Advent Software, Inc.+ ..........................         21,468
         775   Airvana, Inc.+(a) ...............................          4,154
         530   American Software, Inc., Class A ................          2,989
         481   Amkor Technology, Inc.+(a) ......................          5,007
      29,887   ANADIGICS, Inc.+(a) .............................        294,387
          94   Anixter International, Inc.+(a) .................          5,592
         519   Ansoft Corp.+ ...................................         18,892
      11,229   Ansys, Inc.+ ....................................        529,109
      24,764   Applied Micro Circuits Corp.+ ...................        211,980
         242   ArcSight, Inc.+ .................................          2,130
       2,620   Ariba, Inc.+ ....................................         38,540
       4,595   Art Technology Group, Inc.+ .....................         14,704
       1,864   Aruba Networks, Inc.+ ...........................          9,749
       1,235   AsiaInfo Holdings, Inc.+ ........................         14,598
         206   Asyst Technologies, Inc.+ .......................            735
      14,098   Atheros Communications, Inc.+(a) ................        422,940
       1,146   ATMI, Inc.+ .....................................         31,996
      14,888   AuthenTec, Inc.+ ................................        155,133
       7,191   Avanex Corp.+(a) ................................          8,126
         457   Bankrate, Inc.+(a) ..............................         17,855
          30   Bel Fuse, Inc., Class B .........................            741
         422   Benchmark Electronics, Inc.+ ....................          6,895
         205   Bidz.com, Inc.+ .................................          1,786
       1,171   BigBand Networks, Inc.+ .........................          5,539
       1,478   Blackbaud, Inc. .................................         31,629
       7,532   Blackboard, Inc.+ ...............................        287,947
       1,181   Blue Coat Systems, Inc.+ ........................         16,664
         840   Cabot Microelectronics Corp.+ ...................         27,846
         222   CACI International, Inc., Class A+ ..............         10,161
       1,075   Callidus Software, Inc.+ ........................          5,375
         241   Cass Information Systems, Inc.(a) ...............          7,719
       7,391   Cavium Networks, Inc.+(a) .......................        155,211
         530   Ceva, Inc.+ .....................................          4,224
         815   China Information Security Technology, Inc.+ ....          4,613
       1,068   Chordiant Software, Inc.+ .......................          5,340
       1,555   Cirrus Logic, Inc.+ .............................          8,646

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
         850   Cogent, Inc.+ ...................................   $      9,665
       1,494   Cognex Corp. ....................................         34,437
      30,967   Cogo Group, Inc.+ ...............................        282,109
          59   Cohu, Inc. ......................................            866
       1,525   Commvault Systems, Inc.+ ........................         25,376
      14,454   Compellent Technologies, Inc.+ ..................        163,908
         643   comScore, Inc.+(a) ..............................         14,030
         864   Comtech Telecommunications Corp.+ ...............         42,336
         741   Comverge, Inc.+(a) ..............................         10,359
       1,538   Concur Technologies, Inc.+ ......................         51,108
      13,591   Constant Contact, Inc.+ .........................        256,190
          32   CPI International, Inc.+ ........................            394
         325   Cray, Inc.+ .....................................          1,508
         675   CSG Systems International, Inc.+ ................          7,439
       2,461   Cybersource Corp.+ ..............................         41,172
         264   Cymer, Inc.+ ....................................          7,096
       1,168   Daktronics, Inc. ................................         23,559
       1,182   Data Domain, Inc.+ ..............................         27,576
       1,109   DealerTrack Holdings, Inc.+ .....................         15,648
         414   Deltek, Inc.+ ...................................          3,138
         700   DemandTec, Inc.+ ................................          5,257
         485   DG FastChannel, Inc.+ ...........................          8,366
         560   Dice Holdings, Inc.+ ............................          4,626
         160   Digi International, Inc.+ .......................          1,256
         680   Digimarc Corp.+ .................................          9,629
       1,326   Digital River, Inc.+ ............................         51,157
       1,034   Diodes, Inc.+ ...................................         28,580
         961   DivX, Inc.+ .....................................          7,054
      19,084   Double-Take Software, Inc.+ .....................        262,213
      18,527   DTS, Inc.+ ......................................        580,266
          32   Eagle Test Systems, Inc.+ .......................            358
       3,915   Earthlink, Inc.+ ................................         33,865
          75   Ebix, Inc.+ .....................................          5,829
       1,058   Echelon Corp.+(a) ...............................         11,532
       2,415   Elixir Gaming Technologies, Inc.+ ...............          2,898
       2,615   Emcore Corp.+ ...................................         16,370
         240   Entegris, Inc.+ .................................          1,572
         287   Entropic Communications, Inc.+ ..................          1,363
       2,185   Entrust, Inc.+ ..................................          6,424
         835   EPIQ Systems, Inc.+ .............................         11,857
       6,038   Equinix, Inc.+ ..................................        538,711
         123   Exar Corp.+ .....................................            927
         224   Excel Technology, Inc.+ .........................          5,000
      18,305   Exlservice Holdings, Inc.+ ......................        256,819
       1,359   FalconStor Software, Inc.+(a) ...................          9,622
         596   FARO Technologies, Inc.+ ........................         15,001
      11,019   Finisar Corp.+(a) ...............................         13,113
       1,060   Formfactor, Inc.+ ...............................         19,536
         553   Forrester Research, Inc.+ .......................         17,077
       1,444   Foundry Networks, Inc.+ .........................         17,068
       2,111   Gartner, Inc.+ ..................................         43,739
         890   Global Cash Access Holdings, Inc.+ ..............          6,105
         480   Globecomm Systems, Inc.+ ........................          3,965
         863   Greenfield Online, Inc.+ ........................         12,876
         838   GSI Commerce, Inc.+(a) ..........................         11,422

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
         329   Guidance Software, Inc.+ ........................   $      3,142
       1,465   Hackett Group, Inc. (The)+ ......................          8,409
       1,503   Harmonic, Inc.+ .................................         14,294
         873   Heartland Payment Systems, Inc. .................         20,603
         699   Hittite Microwave Corp.+ ........................         24,898
         425   HSW International, Inc.+(a) .....................          1,233
         259   Hughes Communications, Inc.+ ....................         12,714
       1,390   Hypercom Corp.+ .................................          6,116
         269   ICx Technologies, Inc.+ .........................          1,964
         777   iGate Corp.+ ....................................          6,317
         565   Immersion Corp.+ ................................          3,848
       3,310   Infinera Corp.+(a) ..............................         29,194
       3,159   Informatica Corp.+ ..............................         47,511
         707   Infospace, Inc. .................................          5,889
         303   Integral Systems, Inc. ..........................         11,726
         493   Interactive Intelligence, Inc.+ .................          5,739
       1,617   InterDigital, Inc.+ .............................         39,325
       2,196   Intermec, Inc.+ .................................         46,292
         901   Internap Network Services Corp.+(a) .............          4,217
         348   Internet Brands, Inc., Class A+ .................          2,307
         850   Internet Capital Group, Inc.+ ...................          6,571
       1,391   InterVoice, Inc.+ ...............................          7,929
       1,374   Interwoven, Inc.+ ...............................         16,502
       9,616   IPG Photonics Corp.+ ............................        180,876
         874   Isilon Systems, Inc.+(a) ........................          3,881
         908   Ixia+ ...........................................          6,311
         639   IXYS Corp.+ .....................................          7,630
       1,585   j2 Global Communications, Inc.+ .................         36,455
       2,471   Jack Henry & Associates, Inc. ...................         53,472
          66   JDA Software Group, Inc.+ .......................          1,195
         626   Kenexa Corp.+ ...................................         11,794
          95   Keynote Systems, Inc.+ ..........................          1,224
       1,005   Knot, Inc. (The)+(a) ............................          9,829
         260   Kopin Corp.+ ....................................            746
       1,907   Kulicke & Soffa Industries, Inc.+ ...............         13,902
         271   L-1 Identity Solutions, Inc.+ ...................          3,610
       2,080   Lattice Semiconductor Corp.+ ....................          6,510
       4,500   Lawson Software, Inc.+ ..........................         32,715
         564   Limelight Networks, Inc.+ .......................          2,154
         521   Liquidity Services, Inc.+ .......................          6,007
         338   Littelfuse, Inc.+ ...............................         10,664
      10,954   LoopNet, Inc.+(a) ...............................        123,780
         224   LTX Corp.+ ......................................            493
         221   Macrovision Solutions Corp.+ ....................          3,306
       1,493   Magma Design Automation, Inc.+ ..................          9,063
         879   Manhattan Associates, Inc.+ .....................         20,859
         733   Mantech International Corp., Class A+ ...........         35,272
         847   Marchex, Inc., Class B(a) .......................         10,435
          90   MAXIMUS, Inc.(a) ................................          3,134
         650   Maxwell Technologies, Inc.+ .....................          6,903
         212   Mentor Graphics Corp.+ ..........................          3,350
         912   MercadoLibre, Inc.+(a) ..........................         31,455
       1,769   Micrel, Inc. ....................................         16,186
       2,905   Micros Systems, Inc.+ ...........................         88,573

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
      25,358   Microsemi Corp.+ ................................   $    638,515
         323   MicroStrategy, Inc., Class A+ ...................         20,914
       1,934   Microtune, Inc.+ ................................          6,692
         408   Midway Games, Inc.+(a) ..........................            898
         195   MIPS Technologies, Inc.+ ........................            731
         109   MKS Instruments, Inc.+ ..........................          2,387
         932   Monolithic Power Systems, Inc.+ .................         20,150
         379   Monotype Imaging Holdings, Inc.+(a) .............          4,616
       4,577   Move, Inc.+ .....................................         10,664
         215   MTS Systems Corp. ...............................          7,714
         270   Multi-Fineline Electronix, Inc.+(a) .............          7,471
         235   NCI, Inc., Class A+ .............................          5,377
         127   Ness Technologies, Inc.+ ........................          1,285
       1,606   Net 1 UEPS Technologies, Inc.+ ..................         39,026
       1,404   Netezza Corp.+ ..................................         16,118
         207   Netgear, Inc.+ ..................................          2,869
       6,945   Netlogic Microsystems, Inc.+(a) .................        230,574
         885   Netscout Systems, Inc.+ .........................          9,452
         253   NetSuite, Inc.+(a) ..............................          5,179
         594   Neutral Tandem, Inc.+ ...........................         10,395
       1,725   Nextwave Wireless, Inc.+ ........................          6,969
       1,423   NIC, Inc. .......................................          9,719
         497   Novatel Wireless, Inc.+(a) ......................          5,532
         165   NVE Corp.+ ......................................          5,224
       2,225   Omniture, Inc.+(a) ..............................         41,318
         155   Omnivision Technologies, Inc.+(a) ...............          1,874
       1,028   Online Resources Corp.+ .........................          8,584
         299   OpenTV Corp., Class A+ ..........................            392
         269   Oplink Communications, Inc.+ ....................          2,582
         420   Opnet Technologies, Inc.+ .......................          3,780
         376   Opnext, Inc.+ ...................................          2,023
         396   Optium Corp.+(a) ................................          2,883
         921   Orbcomm, Inc.+(a) ...............................          5,250
         444   OSI Systems, Inc.+ ..............................          9,510
       3,265   Palm, Inc. ......................................         17,598
       3,899   Parametric Technology Corp.+ ....................         64,996
         590   Park Electrochemical Corp. ......................         14,343
         820   Parkervision, Inc.+ .............................          8,143
         460   PC-Tel, Inc.+ ...................................          4,411
         512   Pegasystems, Inc. ...............................          6,892
         789   Pericom Semiconductor Corp.+ ....................         11,709
         980   Phoenix Technologies, Ltd.+ .....................         10,780
         490   Photon Dynamics, Inc.+ ..........................          7,389
       1,379   Plexus Corp.+ ...................................         38,170
         949   PLX Technology, Inc.+ ...........................          7,241
       4,593   PMC - Sierra, Inc.+ .............................         35,136
       2,902   Polycom, Inc.+(a) ...............................         70,692
       1,085   Power Integrations, Inc.+ .......................         34,297
         980   Presstek, Inc.+ .................................          4,861
       1,351   Progress Software Corp.+ ........................         34,545
         458   PROS Holdings, Inc.+(a) .........................          5,143
         442   QAD, Inc. .......................................          2,992
         625   Quality Systems, Inc.(a) ........................         18,300
       4,135   Quantum Corp.+ ..................................          5,582

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
         118   Rackable Systems, Inc.+ .........................   $      1,581
         987   Radiant Systems, Inc.+ ..........................         10,591
       1,290   RealNetworks, Inc.+ .............................          8,514
         339   Renaissance Learning, Inc. ......................          3,800
         992   RightNow Technologies, Inc.+ ....................         13,561
          18   Rimage Corp.+ ...................................            223
       2,000   Riverbed Technology, Inc.+ ......................         27,440
       1,058   Rofin-Sinar Technologies, Inc.+ .................         31,952
       9,686   Rubicon Technology, Inc.+ .......................        196,820
         114   Rudolph Technologies, Inc.+ .....................            878
       1,325   S1 Corp.+ .......................................         10,030
         330   Safeguard Scientifics, Inc.+ ....................            409
       5,890   Sanmina-SCI Corp.+ ..............................          7,539
       3,129   Sapient Corp.+ ..................................         20,088
       1,339   SAVVIS, Inc.+(a) ................................         17,286
         712   Scansource, Inc.+ ...............................         19,053
         212   Secure Computing Corp.+ .........................            878
         664   Semitool, Inc.+ .................................          4,987
       2,080   Semtech Corp.+ ..................................         29,266
       1,313   ShoreTel, Inc.+ .................................          5,803
         787   Sigma Designs, Inc.+(a) .........................         10,931
       2,613   Silicon Image, Inc.+ ............................         18,944
      30,766   SkillSoft PLC ADR+(a) ...........................        278,125
       3,924   Skyworks Solutions, Inc.+ .......................         38,730
         904   Smith Micro Software, Inc.+(a) ..................          5,153
       8,595   Solera Holdings, Inc.+ ..........................        237,738
         476   Sonic Solutions, Inc.+ ..........................          2,837
         239   SonicWALL, Inc.+ ................................          1,542
       7,275   Sonus Networks, Inc.+(a) ........................         24,881
         575   Sourcefire, Inc.+(a) ............................          4,445
         430   Spansion, Inc., Class A+ ........................            968
         638   SPSS, Inc.+ .....................................         23,204
         815   SRA International, Inc., Class A+ ...............         18,305
         442   Standard Microsystems Corp.+ ....................         12,000
       9,991   Starent Networks Corp.+(a) ......................        125,686
       1,094   STEC, Inc.+(a) ..................................         11,235
         739   Stratasys, Inc.+(a) .............................         13,642
         812   SuccessFactors, Inc.+(a) ........................          8,891
         667   Super Micro Computer, Inc.+ .....................          4,922
         397   Supertex, Inc.+ .................................          9,266
       1,125   SupportSoft, Inc.+ ..............................          3,656
      20,010   Switch and Data Facilities Co., Inc.+ ...........        339,970
       2,384   Sybase, Inc.+ ...................................         70,137
         732   Sycamore Networks, Inc.+ ........................          2,357
         633   Symyx Technologies+ .............................          4,418
         812   Synaptics, Inc.+(a) .............................         30,637
         779   Synchronoss Technologies, Inc.+(a) ..............          7,034
         459   Syntel, Inc.(a) .................................         15,477
       2,745   Take-Two Interactive Software, Inc.+ ............         70,190
      13,988   Taleo Corp.+ ....................................        274,025
          96   Technitrol, Inc. ................................          1,631
         495   TechTarget, Inc.+ ...............................          5,227
      15,087   Techwell, Inc.+ .................................        185,872
         260   Tekelec+ ........................................          3,825

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
       1,200   TeleCommunication Systems, Inc., Class A+ .......   $      5,556
       1,395   TeleTech Holdings, Inc.+ ........................         27,844
      19,217   Teradyne, Inc.+ .................................        212,732
       1,885   Terremark Worldwide, Inc.+(a) ...................         10,292
       1,724   Tessera Technologies, Inc.+ .....................         28,222
         387   TheStreet.com, Inc. .............................          2,519
       1,637   THQ, Inc.+ ......................................         33,166
       3,635   Tivo, Inc.+(a) ..................................         22,428
         785   TNS, Inc.+ ......................................         18,809
         862   Trident Microsystems, Inc.+ .....................          3,146
         189   TTM Technologies, Inc.+ .........................          2,497
       1,354   Tyler Technologies, Inc.+ .......................         18,374
       7,962   Ultimate Software Group+ ........................        283,686
         836   Ultratech, Inc.+ ................................         12,975
         495   Unica Corp.+(a) .................................          3,980
       1,033   Universal Display Corp.+(a) .....................         12,727
         200   Utstarcom, Inc.+(a) .............................          1,094
       3,395   Valueclick, Inc.+ ...............................         51,434
         959   Vasco Data Security International, Inc.+(a) .....         10,098
         959   Veeco Instruments, Inc.+ ........................         15,421
       1,275   VeriFone Holdings, Inc.+ ........................         15,236
         188   Viasat, Inc.+ ...................................          3,799
         470   Vignette Corp.+ .................................          5,640
         227   Virtusa Corp.+ ..................................          2,300
      13,966   VistaPrint, Ltd.+(a) ............................        373,730
      14,819   Vocus, Inc.+ ....................................        476,727
         904   Volterra Semiconductor Corp.+ ...................         15,603
       1,456   Websense, Inc.+ .................................         24,519
         225   Website Pros, Inc.+ .............................          1,874
       2,566   Wind River Systems, Inc.+ .......................         27,944
       1,306   Wright Express Corp.+ ...........................         32,389
                                                                   ------------
                                                                     12,301,427
                                                                   ------------
MATERIALS -- 1.2%
         193   AEP Industries, Inc.+ ...........................          3,352
       1,415   Allied Nevada Gold Corp.+ .......................          8,334
         307   AMCOL International Corp. .......................          8,737
         632   American Vanguard Corp. .........................          7,774
         419   Apex Silver Mines, Ltd.+(a) .....................          2,057
         305   Arch Chemicals, Inc. ............................         10,111
         646   Balchem Corp. ...................................         14,942
         200   Bway Holding Co.+ ...............................          1,722
         610   Compass Minerals International, Inc. ............         49,141
         378   Deltic Timber Corp. .............................         20,227
         162   Esmark, Inc.+ ...................................          3,097
       1,365   Ferro Corp. .....................................         25,607
         807   Flotek Industries, Inc.+(a) .....................         16,640
       1,819   General Moly, Inc.+(a) ..........................         14,316
         385   General Steel Holdings, Inc.+ ...................          6,052
         250   GenTek Inc.+ ....................................          6,723
       5,153   Graphic Packaging Holding Co.+ ..................         10,409
         110   Haynes International, Inc.+ .....................          6,331

   Shares                                                              Value
------------                                                       ------------
MATERIALS (CONTINUED)
         215   Headwaters, Inc.+ ...............................   $      2,531
       2,243   Hercules, Inc.(a) ...............................         37,974
         375   ICO, Inc.+ ......................................          2,258
         197   Innophos Holdings, Inc.(a) ......................          6,294
         515   Innospec, Inc. ..................................          9,692
          49   Koppers Holdings, Inc. ..........................          2,052
         823   Landec Corp.+ ...................................          5,325
         412   LSB Industries, Inc.+(a) ........................          8,158
         310   Minerals Technologies, Inc. .....................         19,713
         573   Myers Industries, Inc. ..........................          4,670
         480   NewMarket Corp. .................................         31,790
         140   NL Industries, Inc. .............................          1,334
         245   Olympic Steel, Inc. .............................         18,600
         310   Quaker Chemical Corp. ...........................          8,265
         510   Rock-Tenn Co., Class A ..........................         15,295
       1,072   ShengdaTech, Inc.+(a) ...........................         10,645
         455   Silgan Holdings, Inc. ...........................         23,087
       1,665   Solutia, Inc.+ ..................................         21,346
          95   Stepan Co. ......................................          4,334
         389   Stillwater Mining Co.+ ..........................          4,602
         145   Sutor Technology Group, Ltd.+ ...................          1,025
         834   Texas Industries, Inc.(a) .......................         46,812
          35   United States Lime & Minerals, Inc.+ ............          1,385
          24   Universal Stainless & Alloy+ ....................            889
         415   Worthington Industries, Inc. ....................          8,508
       1,982   WR Grace & Co.+ .................................         46,556
         745   Zep, Inc. .......................................         11,086
         981   Zoltek Cos., Inc.+(a) ...........................         23,789
                                                                   ------------
                                                                        593,587
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.6%
         790   Alaska Communications Systems Group, Inc. .......          9,433
         854   Cbeyond, Inc.+ ..................................         13,681
       2,056   Centennial Communications Corp.+ ................         14,371
       1,696   Cogent Communications Group, Inc.+(a) ...........         22,726
         305   Consolidated Communications Holdings, Inc. ......          4,541
         304   Global Crossing, Ltd.+ ..........................          5,454
         172   Hungarian Telephone & Cable Corp.+ ..............          3,137
       1,192   ICO Global Communications Holdings, Ltd.+(a) ....          3,886
         140   Iowa Telecommunications Services, Inc. ..........          2,465
         199   iPCS, Inc.+ .....................................          5,896
       1,065   NTELOS Holdings Corp. ...........................         27,019
       3,308   PAETEC Holding Corp.+ ...........................         21,006
       1,891   Premiere Global Services, Inc.+ .................         27,571
         164   Rural Cellular Corp., Class A+(a) ...............          7,300
         757   Shenandoah Telecommunications Co.(a) ............          9,856
         875   Syniverse Holdings, Inc.+ .......................         14,175

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                      JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
TELECOMMUNICATION SERVICES (CONTINUED)
         620   TerreStar Corp.+ ................................   $      2,468
       4,609   tw telecom, Inc.+ ...............................         73,883
       1,079   Virgin Mobile USA, Inc., Class A+ ...............          2,967
       1,539   Vonage Holdings Corp.+(a) .......................          2,555
                                                                   ------------
                                                                        274,390
                                                                   ------------
UTILITIES -- 0.3%
         426   Cadiz, Inc.+(a) .................................          6,867
         520   Consolidated Water Co., Inc.(a) .................         10,297
         102   EnergySouth, Inc.(a) ............................          5,004
       1,763   ITC Holdings Corp. ..............................         90,107
         640   Ormat Technologies, Inc. ........................         31,475
          31   SJW Corp. .......................................            818
         400   Synthesis Energy Systems, Inc.+ .................          3,600
       2,210   U.S. Geothermal, Inc.+ ..........................          6,498
                                                                   ------------
                                                                        154,666
                                                                   ------------
Total Common Stock (Cost $45,446,176)                                46,547,424
                                                                   ------------
EXCHANGE TRADED FUND -- 2.2%
      13,892   iShares Russell 2000 Growth Index Fund
               (Cost $1,078,563) ...............................      1,058,015
                                                                   ------------
WARRANTS -- 0.0%
         125   Pegasus Wireless Corp., Expires 11/10+
               (Cost $--) ......................................             13
                                                                   ------------

MONEY MARKET FUND -- 27.0%
  13,161,733   PNC Institutional Money Market Trust,
               2.730%(b)(c)
               (Cost $13,161,733) ..............................     13,161,733
                                                                   ------------

Total Investments -- 124.5%
(Cost $59,686,472)                                                   60,767,185
Other Assets & Liabilities, Net -- (24.5)%                          (11,968,414)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 48,798,771
                                                                   ============

----------
      ADR - American Depositary Receipt

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b) Investment purchased with proceeds from collateral received from securities on loan.

(c)   The rate shown is the 7-day effective yield as of June 30, 2008.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCK -- 93.7%

AUSTRALIA -- 3.4%
         840   AGL Energy, Ltd. ................................   $     11,527
       3,580   Alumina, Ltd. ...................................         16,194
       3,220   AMP, Ltd. .......................................         20,617
       1,749   Aristocrat Leisure, Ltd. ........................         10,746
       2,280   Asciano Group ...................................          7,604
       4,176   Australia & New Zealand Banking Group, Ltd. .....         74,765
       6,301   BHP Billiton, Ltd. ..............................        268,370
       2,640   BlueScope Steel, Ltd. ...........................         28,657
       2,590   Brambles, Ltd. ..................................         21,752
       2,663   Commonwealth Bank of Australia ..................        102,328
       1,000   CSL, Ltd. .......................................         34,274
       3,120   Fortescue Metals Group, Ltd.+ ...................         35,441
       4,120   Foster's Group, Ltd. ............................         19,999
       2,970   Goodman Group ...................................          8,820
       5,000   GPT Group .......................................         10,667
       6,870   Insurance Australia Group, Ltd. .................         22,688
         308   Leighton Holdings, Ltd. .........................         14,844
         528   Macquarie Group, Ltd. ...........................         24,530
       5,570   Macquarie Infrastructure Group ..................         12,364
       3,409   National Australia Bank, Ltd. ...................         86,364
       1,329   Newcrest Mining, Ltd. ...........................         37,502
       1,080   Orica, Ltd. .....................................         30,293
       2,260   Origin Energy, Ltd. .............................         34,808
       1,610   QBE Insurance Group, Ltd. .......................         34,191
         620   Rio Tinto, Ltd. .................................         80,823
       3,490   Stockland .......................................         18,003
       1,600   Suncorp-Metway, Ltd. ............................         19,961
       2,150   TABCORP Holdings, Ltd. ..........................         20,195
       8,000   Telstra Corp., Ltd. .............................         32,492
       1,550   Toll Holdings, Ltd. .............................          8,970
       2,602   Transurban Group ................................         10,494
       2,326   Wesfarmers, Ltd. ................................         83,040
         754   Wesfarmers, Ltd. PPS ............................         27,164
       3,555   Westfield Group .................................         55,387
      17,120   Westpac Banking Corp. ...........................        327,546
         970   Woodside Petroleum, Ltd. ........................         62,974
       2,227   Woolworths, Ltd. ................................         52,128
         383   WorleyParsons, Ltd. .............................         13,878
                                                                   ------------
                                                                      1,782,400
                                                                   ------------
AUSTRIA -- 1.5%
         570   Erste Bank der Oesterreichischen
               Sparkassen AG ...................................         35,260
         800   Meinl European Land, Ltd.+ ......................          8,977
       4,360   OMV AG ..........................................        340,345
         790   Telekom Austria AG ..............................         17,096
       5,600   Vienna Insurance Group ..........................        369,521
                                                                   ------------
                                                                        771,199
                                                                   ------------
BELGIUM -- 0.7%
         280   Belgacom SA .....................................         12,003
         197   Delhaize Group ..................................         13,242
       1,390   Dexia SA ........................................         22,065

   Shares                                                              Value
------------                                                       ------------
BELGIUM (CONTINUED)
       4,495   Fortis ..........................................   $     71,342
         341   Groupe Bruxelles Lambert SA .....................         40,384
         390   InBev NV ........................................         26,957
         400   KBC Groep NV ....................................         44,112
         100   Solvay SA .......................................         13,004
       3,800   UCB SA ..........................................        139,763
                                                                   ------------
                                                                        382,872
                                                                   ------------
BERMUDA -- 0.0%
         736   Seadrill, Ltd. ..................................         22,491
                                                                   ------------
CANADA -- 5.1%
       3,600   Canadian Pacific Railway, Ltd. ..................        239,011
       2,800   Canadian Tire Corp., Ltd., Class A ..............        145,258
      11,600   CGI Group, Inc., Class A+ .......................        115,579
       4,000   EnCana Corp. ....................................        366,225
       9,300   Nexen, Inc. .....................................        370,834
       5,300   Petro-Canada ....................................        296,835
       2,600   Potash Corp. of Saskatchewan ....................        603,199
       4,000   Rogers Communications, Inc., Class B ............        155,183
       3,900   Royal Bank of Canada ............................        175,284
       3,600   Shoppers Drug Mart Corp. ........................        197,317
                                                                   ------------
                                                                      2,664,725
                                                                   ------------
CHINA -- 0.4%
      93,577   Bank of Communications Co., Ltd., Class H .......        109,324
     137,500   China Construction Bank Corp., Class H ..........        110,491
       7,327   Foxconn International Holdings, Ltd.+ ...........          7,037
                                                                   ------------
                                                                        226,852
                                                                   ------------
DENMARK -- 0.7%
           3   A P Moller - Maersk A/S .........................         36,536
       1,669   Danske Bank A/S .................................         47,880
         700   DSV A/S .........................................         16,748
       5,800   H Lundbeck A/S ..................................        131,688
         250   Jyske Bank A/S+ .................................         14,854
         800   Novo-Nordisk A/S, Class B .......................         52,708
         125   Novozymes A/S, Class B ..........................         11,226
         350   Vestas Wind Systems A/S+ ........................         45,667
                                                                   ------------
                                                                        357,307
                                                                   ------------
FINLAND -- 0.9%
       1,070   Fortum Oyj ......................................         54,189
      15,415   Nokia Oyj .......................................        377,611
       1,060   Sampo Oyj, Class A ..............................         26,642
       1,450   Stora Enso Oyj, Class R .........................         13,499
       1,310   UPM-Kymmene Oyj .................................         21,296
                                                                   ------------
                                                                        493,237
                                                                   ------------
FRANCE -- 8.7%
         370   Accor SA ........................................         24,579
         517   Air Liquide .....................................         68,160

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
FRANCE (CONTINUED)
       4,580   Alcatel-Lucent ..................................   $     27,574
         220   Alstom SA .......................................         50,441
       2,840   AXA SA ..........................................         83,708
       3,541   BNP Paribas .....................................        317,247
       5,750   Bouygues ........................................        379,078
         290   Capital Gemini SA ...............................         17,046
       1,369   Carrefour SA ....................................         77,197
       5,150   Christian Dior SA ...............................        527,724
         560   Cie de Saint-Gobain .............................         34,952
         295   Cie Generale de Geophysique-Veritas+ ............         13,927
         440   Cie Generale d'Optique Essilor
               International SA ................................         26,846
         180   CNP Assurances ..................................         20,264
         527   Compagnie Generale des Etablissements
               Michelin, Class B ...............................         37,592
       1,610   Credit Agricole SA ..............................         32,625
         362   Electricite de France ...........................         34,322
      13,070   France Telecom SA ...............................        383,672
         590   Gaz de France SA ................................         37,797
         950   Groupe Danone ...................................         66,479
         350   Lafarge SA ......................................         53,544
         330   Lagardere SCA ...................................         18,755
         490   L'Oreal SA ......................................         53,225
         509   LVMH Moet Hennessy Louis Vuitton SA .............         53,049
          40   Neopost SA ......................................          4,224
         280   Pernod-Ricard SA ................................         28,718
         270   Peugeot SA ......................................         14,537
         200   PPR .............................................         22,095
         520   Publicis Groupe .................................         16,782
         380   Renault SA ......................................         31,090
       1,739   Sanofi-Aventis SA ...............................        115,688
       2,280   Schneider Electric SA ...........................        245,751
         820   Societe Generale ................................         70,593
         230   Sodexo ..........................................         15,037
       7,801   Suez SA .........................................        529,810
         310   Technip SA ......................................         28,503
       3,991   Total SA ........................................        340,237
         133   Unibail-Rodamco^ ................................         30,705
         104   Unibail-Rodamco^ ................................         24,067
         135   Vallourec .......................................         47,161
       3,767   Veolia Environnement ............................        209,880
         770   Vinci SA ........................................         46,983
       7,931   Vivendi .........................................        300,247
                                                                   ------------
                                                                      4,561,911
                                                                   ------------
GERMANY -- 6.6%
       4,400   Adidas AG .......................................        277,035
         797   Allianz SE ......................................        140,042
       6,800   Altana AG .......................................        116,706
       1,956   BASF SE .........................................        134,707
       1,314   Bayer AG ........................................        110,368
       1,250   Commerzbank AG ..................................         36,934
         430   Continental AG ..................................         44,053

   Shares                                                              Value
------------                                                       ------------
GERMANY (CONTINUED)
       1,677   Daimler AG ......................................   $    103,518
       1,037   Deutsche Bank AG ................................         89,344
         350   Deutsche Boerse AG ..............................         39,270
       1,941   Deutsche Post AG ................................         50,636
       5,210   Deutsche Telekom AG .............................         85,184
       1,146   E.ON AG .........................................        230,779
         595   Fresenius Medical Care AG & Co. KGaA ............         32,764
       6,000   Hannover Rueckversicherung AG ...................        295,960
         454   Hypo Real Estate Holding AG .....................         12,721
       1,890   Infineon Technologies AG+ .......................         16,330
         260   Linde AG ........................................         36,451
       1,650   MAN AG ..........................................        182,806
         106   Merck KGaA ......................................         15,052
         310   Metro AG ........................................         19,754
         331   Muenchener Rueckversicherungs AG ................         57,935
         120   Q-Cells AG+ .....................................         12,144
       3,740   RWE AG ..........................................        471,800
       1,580   SAP AG ..........................................         82,593
       3,600   SGL Carbon AG+ ..................................        251,929
       1,560   Siemens AG ......................................        172,747
         280   Solarworld AG ...................................         13,292
         720   ThyssenKrupp AG .................................         45,120
         310   Volkswagen AG ...................................         89,346
       2,800   Wincor Nixdorf AG ...............................        194,398
                                                                   ------------
                                                                      3,461,718
                                                                   ------------
GREECE -- 0.3%
       1,070   Alpha Bank AE ...................................         32,153
         810   EFG Eurobank Ergasias SA ........................         19,116
         680   Hellenic Telecommunications Organization SA .....         16,875
         876   National Bank of Greece SA ......................         39,443
         500   OPAP SA .........................................         17,398
         445   Piraeus Bank SA .................................         12,089
                                                                   ------------
                                                                        137,074
                                                                   ------------
HONG KONG -- 2.1%
       4,400   Bank of East Asia, Ltd. .........................         23,860
      11,600   BOC Hong Kong Holdings, Ltd. ....................         30,679
     153,551   Chaoda Modern Agriculture .......................        193,146
       3,200   Cheung Kong Holdings, Ltd. ......................         43,032
      44,800   Cheung Kong Infrastructure Holdings, Ltd. .......        189,436
      13,000   China Mobile, Ltd. ..............................        173,974
       5,100   CLP Holdings, Ltd. ..............................         43,670
      79,800   CNOOC, Ltd. .....................................        138,415
       2,000   Esprit Holdings, Ltd. ...........................         20,817
       3,801   Hang Lung Properties, Ltd. ......................         12,158
       2,100   Hang Seng Bank, Ltd. ............................         44,254
      11,330   Hong Kong & China Gas Co., Ltd. .................         27,175
       2,100   Hong Kong Exchanges and Clearing, Ltd. ..........         30,505
       3,100   HongKong Electric Holdings ......................         18,526
       5,100   Hutchison Whampoa, Ltd. .........................         51,573

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
HONG KONG (CONTINUED)
       4,129   Li & Fung, Ltd. .................................   $     12,417
       4,775   New World Development, Ltd. .....................          9,700
       2,900   Sun Hung Kai Properties, Ltd. ...................         39,261
       2,400   Swire Pacific, Ltd., Class A ....................         24,661
                                                                   ------------
                                                                      1,127,259
                                                                   ------------
INDONESIA -- 0.4%
     137,000   Gudang Garam TbK PT .............................         95,967
      55,600   PT Astra International TbK ......................        116,567
                                                                   ------------
                                                                        212,534
                                                                   ------------
IRELAND -- 0.2%
       1,500   Allied Irish Banks PLC ..........................         23,121
       3,728   Bank of Ireland .................................         32,464
       1,036   CRH PLC .........................................         30,152
         770   Elan Corp. PLC+ .................................         27,236
       2,400   Experian Group, Ltd. ............................         17,737
                                                                   ------------
                                                                        130,710
                                                                   ------------
ISRAEL -- 0.2%
      25,875   Bank Hapoalim BM ................................        113,945
                                                                   ------------
ITALY -- 1.5%
       2,305   Assicurazioni Generali SpA ......................         88,220
         690   Atlantia SpA ....................................         20,825
       4,660   Banca Monte dei Paschi di Siena SpA .............         13,110
       1,530   Banco Popolare Scarl ............................         26,985
       8,800   Enel SpA ........................................         83,500
       4,906   ENI SpA .........................................        182,687
       1,510   Fiat SpA ........................................         24,652
       1,090   Finmeccanica SpA ................................         28,484
      13,484   Intesa Sanpaolo SpA .............................         76,720
       2,180   Intesa Sanpaolo SpA, RNC ........................         11,222
       2,310   Mediaset SpA ....................................         15,184
       1,310   Mediobanca SpA ..................................         22,132
       2,740   Snam Rete Gas SpA ...............................         18,700
      19,710   Telecom Italia SpA ..............................         39,469
      13,120   Telecom Italia SpA, RNC .........................         21,152
      19,151   UniCredit SpA ...................................        116,658
       1,132   Unione di Banche Italiane SCPA ..................         26,461
                                                                   ------------
                                                                        816,161
                                                                   ------------
JAPAN -- 17.2%
         150   Acom Co., Ltd. ..................................          4,659
         300   Advantest Corp. .................................          6,336
       1,600   Aeon Co., Ltd. ..................................         19,709
         150   Aiful Corp. .....................................          1,734
       8,600   Aisin Seiki Co., Ltd. ...........................        280,746
       1,800   Ajinomoto Co., Inc. .............................         17,002
       1,100   Amada Co., Ltd. .................................          8,652
      20,900   Asahi Breweries, Ltd. ...........................        390,516
       2,200   Asahi Glass Co., Ltd. ...........................         26,651
       3,600   Asahi Kasei Corp. ...............................         18,892
         900   Astellas Pharma, Inc. ...........................         38,232
       2,100   Bank of Yokohama, Ltd. (The) ....................         14,485

   Shares                                                              Value
------------                                                       ------------
JAPAN (CONTINUED)
       1,400   Bridgestone Corp. ...............................   $     21,307
      19,200   Brother Industries, Ltd. ........................        264,461
       1,800   Canon, Inc. .....................................         92,268
          21   Central Japan Railway Co. .......................        231,268
       1,400   Chiba Bank, Ltd. (The) ..........................          9,835
       1,200   Chubu Electric Power Co., Inc. ..................         29,254
         500   Chugai Pharmaceutical Co., Ltd. .................          8,011
       1,900   Chuo Mitsui Trust Holdings, Inc. ................         11,279
         300   Credit Saison Co., Ltd. .........................          6,289
       2,100   Dai Nippon Printing Co., Ltd. ...................         30,942
      18,983   Daihatsu Motor Co., Ltd. ........................        217,075
       1,400   Daiichi Sankyo Co., Ltd. ........................         38,495
         600   Daikin Industries, Ltd. .........................         30,222
         200   Daito Trust Construction Co., Ltd. ..............          9,687
       1,900   Daiwa House Industry Co., Ltd. ..................         17,744
       2,900   Daiwa Securities Group, Inc. ....................         26,540
       1,200   Denso Corp. .....................................         41,075
           5   Dentsu, Inc. ....................................         10,616
           6   East Japan Railway Co. ..........................         48,836
         500   Eisai Co., Ltd. .................................         17,637
         200   Electric Power Development Co., Ltd. ............          7,414
         400   Fanuc, Ltd. .....................................         38,975
       1,000   FUJIFILM Holdings Corp. .........................         34,240
       4,600   Fujitsu, Ltd. ...................................         34,013
       1,900   Fukuoka Financial Group, Inc. ...................          8,592
       3,802   Hankyu Hanshin Holdings, Inc. ...................         15,956
         100   Hirose Electric Co., Ltd. .......................         10,022
       8,000   Hitachi, Ltd. ...................................         57,536
       1,400   Hokkaido Electric Power Co., Inc. ...............         28,461
       1,600   Hokuhoku Financial Group, Inc. ..................          4,633
       2,900   Honda Motor Co., Ltd. ...........................         98,668
         900   HOYA Corp. ......................................         20,857
         200   Ibiden Co., Ltd. ................................          7,236
           5   Inpex Holdings, Inc. ............................         63,341
      39,700   ITOCHU Corp. ....................................        421,405
       1,164   Japan Steel Works, Ltd. (The) ...................         22,774
           8   Japan Tobacco, Inc. .............................         34,047
       1,200   JFE Holdings, Inc. ..............................         60,320
       2,000   Joyo Bank, Ltd. (The) ...........................          9,744
         700   JS Group Corp. ..................................         11,150
       1,200   JTEKT Corp. .....................................         18,988
       4,300   Kajima Corp. ....................................         14,991
      28,200   Kaneka Corp. ....................................        192,367
       1,700   Kansai Electric Power Co., Inc. (The) ...........         39,768
       1,000   Kao Corp. .......................................         26,194
      16,000   Kawasaki Kisen Kaisha Ltd. ......................        151,128
           4   KDDI Corp. ......................................         24,764
       3,900   Keio Corp. ......................................         19,750
         100   Keyence Corp. ...................................         23,780
       5,300   Kintetsu Corp. ..................................         16,612
       1,900   Kirin Holdings Co., Ltd. ........................         29,588
       6,100   Kobe Steel, Ltd. ................................         17,421
       1,800   Komatsu, Ltd. ...................................         50,052
      15,100   Konica Minolta Holdings, Inc. ...................        255,617

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
JAPAN (CONTINUED)
       3,300   Kubota Corp. ....................................   $     23,666
       1,000   Kuraray Co., Ltd. ...............................         11,952
         300   Kyocera Corp. ...................................         28,170
         700   Kyushu Electric Power Co., Inc. .................         14,626
       4,200   Marubeni Corp. ..................................         35,019
         900   Marui Group Co., Ltd. ...........................          7,005
      17,000   Matsushita Electric Industrial Co., Ltd. ........        364,564
       1,300   Mitsubishi Chemical Holdings Corp. ..............          7,544
       2,600   Mitsubishi Corp. ................................         85,550
      29,200   Mitsubishi Electric Corp. .......................        315,796
       2,200   Mitsubishi Estate Co., Ltd. .....................         50,229
       1,400   Mitsubishi Gas Chemical Co., Inc. ...............         10,080
       6,000   Mitsubishi Heavy Industries, Ltd. ...............         28,732
       4,600   Mitsubishi Materials Corp. ......................         19,630
      48,700   Mitsubishi UFJ Financial Group, Inc. ............        428,702
       3,400   Mitsui & Co., Ltd. ..............................         75,064
       1,600   Mitsui Fudosan Co., Ltd. ........................         34,108
       2,700   Mitsui OSK Lines, Ltd. ..........................         38,778
         750   Mitsui Sumitomo Insurance Group Holdings, Inc. ..         25,808
          17   Mizuho Financial Group, Inc. ....................         78,722
         500   Murata Manufacturing Co., Ltd. ..................         23,717
       5,700   NEC Corp. .......................................         29,934
         300   Nidec Corp. .....................................         19,936
         800   Nikon Corp. .....................................         23,251
         200   Nintendo Co., Ltd. ..............................        112,560
       1,056   Nippon Electric Glass Co., Ltd. .................         18,305
       2,100   Nippon Express Co., Ltd. ........................         10,047
       2,400   Nippon Mining Holdings, Inc. ....................         15,064
       2,300   Nippon Oil Corp. ................................         15,479
      10,400   Nippon Steel Corp. ..............................         56,183
           9   Nippon Telegraph & Telephone Corp. ..............         43,868
       2,800   Nippon Yusen KK .................................         26,868
       5,200   Nissan Motor Co., Ltd. ..........................         42,809
         400   Nitto Denko Corp. ...............................         15,324
       3,500   Nomura Holdings, Inc. ...........................         51,703
       2,100   NSK, Ltd. .......................................         18,421
           3   NTT Data Corp. ..................................         11,703
          27   NTT DoCoMo, Inc. ................................         39,596
       3,100   Obayashi Corp. ..................................         14,018
         400   Olympus Corp. ...................................         13,556
         500   Omron Corp. .....................................         10,794
         200   Oriental Land Co., Ltd. .........................         11,949
         180   ORIX Corp. ......................................         26,011
       4,800   Osaka Gas Co., Ltd. .............................         17,607
         200   Promise Co., Ltd. ...............................          5,584
          11   Resona Holdings, Inc. ...........................         16,845
      14,700   Ricoh Co., Ltd. .................................        266,073
         200   Rohm Co., Ltd. ..................................         11,476
       2,900   Sankyo Co., Ltd. ................................        188,917
       5,600   Santen Pharmaceutical Co., Ltd. .................        140,705
         500   Secom Co., Ltd. .................................         24,344
         400   Sega Sammy Holdings, Inc. .......................          3,497

   Shares                                                              Value
------------                                                       ------------
JAPAN (CONTINUED)
         300   Seiko Epson Corp. ...............................   $      8,228
       2,000   Sekisui Chemical Co., Ltd. ......................         13,642
       1,700   Sekisui House Ltd. ..............................         15,837
       1,500   Seven & I Holdings Co., Ltd. ....................         42,884
       1,900   Sharp Corp. .....................................         31,002
         700   Shin-Etsu Chemical Co., Ltd. ....................         43,196
       1,300   Shinsei Bank, Ltd. ..............................          4,439
         700   Shiseido Co., Ltd. ..............................         16,044
       1,100   Shizuoka Bank, Ltd. (The) .......................         11,253
       2,800   Showa Denko KK ..................................          7,422
         200   SMC Corp. .......................................         21,955
       1,300   Softbank Corp. ..................................         21,876
       4,544   Sojitz Corp. ....................................         15,256
       1,900   Sompo Japan Insurance, Inc. .....................         17,819
       1,800   Sony Corp. ......................................         77,337
       3,200   Sumitomo Chemical Co., Ltd. .....................         20,120
      25,300   Sumitomo Corp. ..................................        331,655
       1,900   Sumitomo Electric Industries, Ltd. ..............         24,198
       1,800   Sumitomo Heavy Industries, Ltd. .................         12,156
       7,600   Sumitomo Metal Industries, Ltd. .................         33,353
       1,300   Sumitomo Metal Mining Co., Ltd. .................         19,789
          12   Sumitomo Mitsui Financial Group, Inc. ...........         90,025
         900   Sumitomo Realty & Development Co., Ltd. .........         17,830
       2,600   Sumitomo Trust & Banking Co., Ltd. (The) ........         18,119
         300   T&D Holdings, Inc. ..............................         18,500
       1,300   Takashimaya Co., Ltd. ...........................         11,808
       1,400   Takeda Pharmaceutical Co., Ltd. .................         70,998
         250   Takefuji Corp. ..................................          3,467
         200   TDK Corp. .......................................         11,992
       3,100   Teijin, Ltd. ....................................         10,611
         400   Terumo Corp. ....................................         20,382
       2,500   Tobu Railway Co., Ltd. ..........................         11,856
         900   Tohoku Electric Power Co., Inc. .................         19,590
       2,200   Tokyo Electric Power Co., Inc. (The) ............         56,532
         300   Tokyo Electron, Ltd. ............................         17,251
       3,500   Tokyo Gas Co., Ltd. .............................         14,082
       8,100   Tokyo Marine Holdings, Inc. .....................        315,276
       3,000   Tokyu Corp. .....................................         15,547
       2,100   Toppan Printing Co., Ltd. .......................         23,089
       2,700   Toray Industries, Inc. ..........................         14,503
       6,000   Toshiba Corp. ...................................         44,114
       8,900   Toyo Suisan Kaisha, Ltd. ........................        200,820
         500   Toyota Industries Corp. .........................         15,915
       5,100   Toyota Motor Corp. ..............................        239,894
         500   Toyota Tsusho Corp. .............................         11,760
           4   West Japan Railway Co. ..........................         19,647
          34   Yahoo! Japan Corp. ..............................         13,036
         190   Yamada Denki Co., Ltd. ..........................         13,507
         600   Yamaha Motor Co., Ltd. ..........................         11,199
       1,200   Yamato Holdings Co., Ltd. .......................         16,799
                                                                   ------------
                                                                      9,008,358
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
LUXEMBOURG -- 0.9%
       1,645   ArcelorMittal^ ..................................   $    162,383
       3,000   ArcelorMittal^ ..................................        296,142
                                                                   ------------
                                                                        458,525
                                                                   ------------
MALAYSIA -- 1.9%
     106,000   Hong Leong Bank BHD .............................        190,043
      52,500   Petronas Dagangan BHD ...........................        119,780
      78,800   RHB Capital BHD .................................        101,953
      46,500   Tanjong PLC .....................................        195,192
      43,300   Telekom Malaysia BHD ............................         42,209
      43,300   TM International BHD+ ...........................         81,595
     446,680   YTL Power International BHD .....................        251,051
                                                                   ------------
                                                                        981,823
                                                                   ------------
MEXICO -- 1.4%
     165,000   America Movil SAB de CV, Series L ...............        435,654
       4,200   Grupo Elektra SA de CV ..........................        154,551
       5,500   Industrias Penoles SAB de CV ....................        147,085
                                                                   ------------
                                                                        737,290
                                                                   ------------
NETHERLANDS -- 4.5%
       2,710   Aegon NV ........................................         35,801
         550   Akzo Nobel NV ...................................         37,654
         953   ASML Holding NV .................................         23,211
         690   European Aeronautic Defence and Space Co. NV ....         12,950
       3,000   Fugro NV, CVA ...................................        255,800
         600   Heineken NV .....................................         30,497
          21   ING Groep NV, CVA^ ..............................            664
       3,400   ING Groep NV, CVA^ ..............................        107,333
       1,780   Koninklijke Ahold NV ............................         23,845
       5,430   Koninklijke DSM NV ..............................        317,511
       3,640   Koninklijke KPN NV ..............................         62,227
      10,040   Koninklijke Philips Electronics NV ..............        339,034
       1,203   Reed Elsevier NV ................................         20,179
       6,200   Royal Dutch Shell PLC, Class A ..................        254,475
      16,998   Royal Dutch Shell PLC, Class B ..................        683,158
         900   TNT NV ..........................................         30,570
       3,190   Unilever NV .....................................         90,464
         660   Wolters Kluwer NV ...............................         15,310
                                                                   ------------
                                                                      2,340,683
                                                                   ------------
NEW ZEALAND -- 0.0%
       7,042   Telecom Corp. of New Zealand, Ltd. ..............         19,105
                                                                   ------------
NORWAY -- 2.0%
      33,100   DnB NOR ASA .....................................        419,605
       2,200   Norsk Hydro ASA .................................         32,026
       2,150   Orkla ASA .......................................         27,509
         593   Petroleum Geo-Services ASA+ .....................         14,486
       2,845   StatoilHydro ASA ................................        106,215
       1,700   Telenor ASA .....................................         31,860
       4,800   Yara International ASA ..........................        423,396
                                                                   ------------
                                                                      1,055,097
                                                                   ------------

   Shares                                                              Value
------------                                                       ------------
PHILIPPINES -- 0.2%
       3,200   Globe Telecom, Inc. .............................   $     84,028
                                                                   ------------
PORTUGAL -- 0.1%
       3,730   Banco Comercial Portugues SA, Class R ...........          8,031
       1,620   BRISA ...........................................         18,667
       4,750   Energias de Portugal SA .........................         24,763
       1,970   Portugal Telecom SGPS SA ........................         22,204
         446   Zon Multimedia Servicos de
               Telecomunicacoes e Multimedia SGPS SA ...........          3,691
                                                                   ------------
                                                                         77,356
                                                                   ------------
RUSSIA -- 1.7%
       8,100   Gazprom OAO ADR .................................        469,800
       2,700   Tatneft GDR .....................................        406,350
                                                                   ------------
                                                                        876,150
                                                                   ------------
SINGAPORE -- 1.9%
       3,000   DBS Group Holdings, Ltd. ........................         41,678
       9,800   Jardine Cycle & Carriage, Ltd. ..................        122,694
       1,908   Keppel Corp., Ltd. ..............................         15,732
       6,000   Oversea-Chinese Banking Corp. ...................         36,087
       2,500   Singapore Airlines, Ltd. ........................         27,057
      73,200   Singapore Telecommunications, Ltd. ..............        195,352
      39,200   United Overseas Bank, Ltd. ......................        538,174
                                                                   ------------
                                                                        976,774
                                                                   ------------
SOUTH AFRICA -- 2.3%
       6,000   African Rainbow Minerals, Ltd. ..................        214,477
         950   Anglo Platinum, Ltd. ............................        158,281
       6,000   ArcelorMittal South Africa, Ltd., Series L ......        170,749
       6,700   MTN Group, Ltd. .................................        105,941
      18,000   Remgro, Ltd. ....................................        431,772
       1,900   Sasol, Ltd. .....................................        111,973
                                                                   ------------
                                                                      1,193,193
                                                                   ------------
SOUTH KOREA -- 0.5%
       1,000   POSCO ADR .......................................        129,780
       5,250   SK Telecom Co., Ltd. ADR ........................        109,043
                                                                   ------------
                                                                        238,823
                                                                   ------------
SPAIN -- 4.2%
         580   Abertis Infraestructuras SA .....................         13,692
          51   Acciona SA ......................................         12,032
         490   ACS Actividades de Construccion y Servicios SA ..         24,471
       6,776   Banco Bilbao Vizcaya Argentaria SA ..............        129,075
       1,820   Banco Popular Espanol SA ........................         25,148
      34,427   Banco Santander SA ..............................        628,162
         880   Cintra Concesiones de Infraestructuras
               de Transporte SA ................................          9,806
         210   Fomento de Construcciones y Contratas SA ........         12,398

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
SPAIN (CONTINUED)
         371   Gamesa Corp. Tecnologica SA .....................   $     18,210
         170   Grupo Ferrovial SA ..............................         10,499
       1,708   Iberdrola SA^ ...................................         29,428
       6,436   Iberdrola SA^ ...................................         86,034
         380   Inditex SA ......................................         17,468
      57,000   Mapfre SA .......................................        271,578
      18,740   Repsol YPF SA ...................................        737,338
       7,683   Telefonica SA ...................................        203,054
                                                                   ------------
                                                                      2,228,393
                                                                   ------------
SWEDEN -- 2.4%
         800   Assa Abloy AB, Class B ..........................         11,562
      14,400   Atlas Copco AB, Class A .........................        211,681
       1,400   Atlas Copco AB, Class B .........................         18,605
       4,100   Autoliv, Inc. SDR ...............................        191,592
         600   Electrolux AB, Series B .........................          7,614
       1,375   Hennes & Mauritz AB, Class B ....................         74,215
      24,100   Nordea Bank AB ..................................        329,948
      12,800   Sandvik AB ......................................        174,881
       1,000   Scania AB, Class B ..............................         13,685
       1,100   Securitas AB, Class B ...........................         12,759
       1,200   Skandinaviska Enskilda Banken AB, Class A .......         22,086
       1,200   SKF AB, Class B .................................         18,790
       1,500   Svenska Cellulosa AB, Class B ...................         21,121
       1,100   Svenska Handelsbanken AB, Class A ...............         26,008
       5,589   Telefonaktiebolaget LM Ericsson, Class B ........         57,677
       4,100   TeliaSonera AB ..................................         30,209
       2,400   Volvo AB, Class B ...............................         29,277
                                                                   ------------
                                                                      1,251,710
                                                                   ------------
SWITZERLAND -- 4.3%
       3,841   ABB, Ltd. .......................................        108,404
         371   Actelion, Ltd.+ .................................         19,740
         340   Adecco SA .......................................         16,767
       1,100   Compagnie Financiere Richemont SA ...............         60,748
       1,990   Credit Suisse Group AG ..........................         90,294
          90   Geberit AG ......................................         13,182
         450   Holcim, Ltd. ....................................         36,385
       3,000   Julius Baer Holding AG ..........................        200,792
       7,320   Nestle SA .......................................        329,955
         325   Nobel Biocare Holding AG ........................         10,562
      13,469   Novartis AG .....................................        738,593
       1,318   Roche Holding AG ................................        236,503
       1,470   STMicroelectronics NV ...........................         15,166
          79   Swatch Group AG (The) ...........................         19,575
          66   Swiss Life Holding ..............................         17,528
         764   Swiss Reinsurance ...............................         50,554
         104   Swisscom AG .....................................         34,579
         240   Syngenta AG .....................................         77,669
         149   Synthes, Inc. ...................................         20,446

   Shares                                                              Value
------------                                                       ------------
SWITZERLAND (CONTINUED)
       5,481   UBS AG+ .........................................   $    113,325
         260   Zurich Financial Services AG ....................         66,388
                                                                   ------------
                                                                      2,277,155
                                                                   ------------
TAIWAN -- 0.2%
       5,500   AU Optronics Corp. ADR ..........................         87,120
                                                                   ------------
THAILAND -- 0.3%
      33,000   PTT Chemical PCL ................................        103,434
      46,900   Thai Oil PCL ....................................         72,785
                                                                   ------------
                                                                        176,219
                                                                   ------------
UNITED KINGDOM -- 15.0%
       1,005   3i Group PLC ....................................         16,420
       7,507   Anglo American PLC ..............................        531,709
      13,323   AstraZeneca PLC .................................        566,607
      29,540   Aviva PLC .......................................        292,702
       6,290   BAE Systems PLC .................................         55,362
      11,894   Barclays PLC ....................................         68,858
       6,220   BG Group PLC ....................................        162,026
      14,424   BHP Billiton PLC ................................        554,011
      33,456   BP PLC ..........................................        388,122
      20,050   British American Tobacco PLC ....................        691,388
       1,541   British Energy Group PLC ........................         21,785
       1,069   British Land Co. PLC ............................         14,985
       2,330   British Sky Broadcasting Group PLC ..............         21,879
      36,340   BT Group PLC ....................................        144,446
       4,422   Cable & Wireless PLC ............................         13,242
       2,451   Cadbury PLC .....................................         30,758
       2,640   Capita Group PLC (The) ..........................         36,098
         400   Carnival PLC ....................................         12,707
       7,035   Centrica PLC ....................................         43,399
       3,980   Compass Group PLC ...............................         29,902
       4,882   Diageo PLC ......................................         89,666
       1,400   Enterprise Inns PLC .............................         11,298
       5,480   Friends Provident PLC ...........................         11,091
       9,667   GlaxoSmithKline PLC .............................        213,649
         490   Hammerson PLC ...................................          8,661
       8,757   HBOS PLC ........................................         48,185
       2,878   Home Retail Group PLC ...........................         12,427
      20,775   HSBC Holdings PLC ...............................        320,320
      16,410   Imperial Tobacco Group PLC ......................        610,758
         619   Intercontinental Hotels Group PLC ...............          8,262
       3,260   International Power PLC .........................         27,894
      11,440   ITV PLC .........................................         10,127
         830   Johnson Matthey PLC .............................         30,351
       4,950   Kingfisher PLC ..................................         11,045
       1,460   Ladbrokes PLC ...................................          7,415
         970   Land Securities Group PLC .......................         23,655
      13,730   Legal & General Group PLC .......................         27,241
      10,012   Lloyds TSB Group PLC ............................         61,359
         350   London Stock Exchange Group PLC .................          5,396
       3,512   Man Group PLC ...................................         43,291
       2,730   Marks & Spencer Group PLC .......................         17,828

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
UNITED KINGDOM (CONTINUED)
         885   Mondi PLC .......................................   $      5,191
       4,554   National Grid PLC ...............................         59,679
         540   Next PLC ........................................         10,411
      12,240   Old Mutual PLC ..................................         22,417
       1,940   Pearson PLC .....................................         23,708
      39,059   Prudential PLC ..................................        413,702
         920   Punch Taverns PLC ...............................          5,724
       1,200   Reckitt Benckiser Group PLC .....................         60,762
       1,930   Reed Elsevier PLC ...............................         22,066
       4,640   Rentokil Initial PLC ............................          9,163
       1,680   Rexam PLC .......................................         12,944
       5,659   Rio Tinto PLC ...................................        693,834
       3,689   Rolls-Royce Group PLC ...........................         25,048
      27,163   Royal Bank of Scotland Group PLC ................        120,136
       5,679   RSA Insurance Group PLC .........................         14,124
       1,780   SABMiller PLC ...................................         40,758
       4,410   Sage Group PLC (The) ............................         18,259
       3,120   Sainsbury (J) PLC ...............................         19,745
       1,550   Scottish & Southern Energy PLC ..................         43,254
         500   Severn Trent PLC ................................         12,770
       2,010   Smith & Nephew PLC ..............................         22,075
       1,276   Smiths Group PLC ................................         27,552
       8,556   Standard Chartered PLC ..........................        241,953
         950   Tate & Lyle PLC .................................          7,509
      14,168   Tesco PLC .......................................        104,040
         411   Thomson Reuters PLC+ ............................         10,990
       1,221   Tullow Oil PLC ..................................         23,241
       2,529   Unilever PLC ....................................         71,948
       1,590   United Utilities PLC ............................         21,688
      91,328   Vodafone Group PLC ..............................        269,096
         625   Whitbread PLC ...................................         15,240
       1,820   William Hill PLC ................................         11,539
       6,449   WM Morrison Supermarkets PLC ....................         34,123
       1,570   Wolseley PLC ....................................         11,673
       2,730   WPP Group PLC ...................................         26,282
       1,250   Xstrata PLC .....................................         99,342
                                                                   ------------
                                                                      7,928,311
                                                                   ------------
Total Common Stock (Cost $47,494,343)                                49,258,508
                                                                   ------------
PREFERRED STOCK -- 3.6%

BRAZIL -- 2.9%
       5,300   Banco Bradesco SA ...............................        107,845
      13,800   Cia Vale do Rio Doce ............................        410,186
      31,079   Investimentos Itau SA ...........................        197,358
         279   Investimentos Itau SA ...........................             --
       7,000   Metalurgica Gerdau SA, Class A ..................        225,794
      19,600   Petroleo Brasileiro SA ..........................        565,100
                                                                   ------------
                                                                      1,506,283
                                                                   ------------

   Shares                                                              Value
------------                                                       ------------
GERMANY -- 0.7%
       3,550   Fresenius SE ....................................   $    306,377
         550   Henkel AG & Co. KGaA ............................         21,841
         190   Porsche Automobil Holding SE ....................         29,207
         160   Volkswagen AG ...................................         23,060
                                                                   ------------
                                                                        380,485
                                                                   ------------
Total Preferred Stock (Cost $1,657,225)                               1,886,768
                                                                   ------------
EXCHANGE TRADED FUND -- 1.1%
       8,700   iShares MSCI EAFE Index Fund
               (Cost $660,759) .................................        597,690
                                                                   ------------
RIGHTS -- 0.1%
       2,549   Barclays PLC, Expires 07/08+ ....................            439
       3,503   HBOS PLC Expires 07/08+ .........................            750
                                                                   ------------
Total Rights (Cost $0)                                                    1,189
                                                                   ------------
WARRANTS -- 0.1%
     148,893   YTL Power International BHD,
                Expires 06/18+ (Cost $4,620) ...................         27,113
                                                                   ------------
Total Investments* -- 98.6%
(Cost $49,816,947)                                                   51,771,268
Other Assets & Liabilities, Net -- 1.4%                                 731,942
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 52,503,210
                                                                   ============

----------
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

+     Non-income producing security.

^ Securities incorporated in the same country but traded on different exchanges.

*     All investments fair valued at June 30, 2008.

Amounts designated as "--" are either $0 or are rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCK -- 97.6%

CONSUMER DISCRETIONARY -- 7.7%
       8,500   Autoliv, Inc. SDR ...............................   $    396,270
       6,200   Black & Decker Corp. ............................        356,562
      13,300   Brunswick Corp. .................................        140,980
      21,800   CBS Corp., Class B ..............................        424,882
       8,800   Centex Corp. ....................................        117,656
       8,300   Comcast Corp. Special Class A ...................        157,451
      10,400   Dollar Tree, Inc.+ ..............................        339,976
      15,500   Family Dollar Stores, Inc. ......................        309,070
      12,500   Gannett Co., Inc. ...............................        270,875
      25,600   Gap, Inc. (The) .................................        426,752
      20,800   General Motors Corp.(a) .........................        239,200
      20,400   Jones Apparel Group, Inc. .......................        280,500
       8,900   KB Home(a) ......................................        150,677
      27,100   Lowe's Cos., Inc. ...............................        562,325
      18,100   Macy's, Inc. ....................................        351,502
       6,700   McDonald's Corp. ................................        376,674
       8,500   Newell Rubbermaid, Inc. .........................        142,715
       8,600   Office Depot, Inc.+ .............................         94,084
                                                                   ------------
                                                                      5,138,151
                                                                   ------------
CONSUMER STAPLES -- 14.6%
       5,400   Coca-Cola Co. (The) .............................        280,692
      10,900   Colgate-Palmolive Co. ...........................        753,190
      24,200   ConAgra Foods, Inc. .............................        466,576
      18,300   Del Monte Foods Co. .............................        129,930
      11,800   General Mills, Inc. .............................        717,086
      10,200   Kellogg Co. .....................................        489,804
       9,500   Kimberly-Clark Corp. ............................        567,910
      29,300   Kroger Co. (The) ................................        845,891
      11,900   Pepsi Bottling Group, Inc. ......................        332,248
      19,100   PepsiCo, Inc. ...................................      1,214,569
      28,600   Procter & Gamble Co. ............................      1,739,166
      20,600   Safeway, Inc. ...................................        588,130
      34,300   Sara Lee Corp. ..................................        420,175
      15,300   SUPERVALU, Inc. .................................        472,617
      20,400   Tyson Foods, Inc., Class A ......................        304,776
       7,700   Wal-Mart Stores, Inc. ...........................        432,740
                                                                   ------------
                                                                      9,755,500
                                                                   ------------
ENERGY -- 5.1%
       3,300   Apache Corp. ....................................        458,700
       2,800   Devon Energy Corp. ..............................        336,448
       3,100   ENSCO International, Inc. .......................        250,294
      16,100   Marathon Oil Corp. ..............................        835,107
      12,500   Occidental Petroleum Corp. ......................      1,123,250
       3,800   Schlumberger, Ltd. ..............................        408,234
                                                                   ------------
                                                                      3,412,033
                                                                   ------------
FINANCIALS -- 20.7%
      10,300   ACE, Ltd. .......................................        567,427
      12,500   Allstate Corp. (The) ............................        569,875
      25,000   American International Group, Inc. ..............        661,500
      41,700   Bank of America Corp. ...........................        995,379

   Shares                                                              Value
------------                                                       ------------
FINANCIALS (CONTINUED)
       3,800   BB&T Corp.(a) ...................................   $     86,526
      11,100   Chubb Corp. .....................................        544,011
      47,200   Citigroup, Inc. .................................        791,072
       9,700   Comerica, Inc. ..................................        248,611
      31,500   Discover Financial Services .....................        414,855
      21,400   Fannie Mae ......................................        417,514
      14,700   Fifth Third Bancorp(a) ..........................        149,646
      21,000   Freddie Mac .....................................        344,400
      17,900   Genworth Financial, Inc., Class A ...............        318,799
         700   Goldman Sachs Group, Inc. (The) .................        122,430
       6,800   Hartford Financial Services Group, Inc. .........        439,076
      34,200   JPMorgan Chase & Co. ............................      1,173,402
      13,100   Keycorp .........................................        143,838
       6,600   Lehman Brothers Holdings, Inc.(a) ...............        130,746
      12,500   Merrill Lynch & Co., Inc.(a) ....................        396,375
      12,850   MetLife, Inc. ...................................        678,094
      14,300   Morgan Stanley(a) ...............................        515,801
      15,300   National City Corp.(a) ..........................         72,981
      20,700   Old Republic International Corp. ................        245,088
         900   PartnerRe, Ltd. .................................         62,217
       3,600   Prudential Financial, Inc. ......................        215,064
       4,400   Safeco Corp. ....................................        295,504
       8,200   SunTrust Banks, Inc. ............................        297,004
       7,800   Torchmark Corp. .................................        457,470
      14,460   Travelers Cos., Inc. (The) ......................        627,564
      13,900   U.S. Bancorp ....................................        387,671
      20,900   Unum Group ......................................        427,405
      23,300   Wachovia Corp.(a) ...............................        361,849
       8,300   Waddell & Reed Financial, Inc., Class A .........        290,583
      15,300   Washington Mutual, Inc.(a) ......................         75,429
       6,700   Wells Fargo & Co.(a) ............................        159,125
       7,700   XL Capital, Ltd., Class A .......................        158,312
                                                                   ------------
                                                                     13,842,643
                                                                   ------------
HEALTH CARE -- 10.7%
       2,300   Abbott Laboratories .............................        121,831
      10,600   AmerisourceBergen Corp., Class A ................        423,894
       2,000   Amgen, Inc.+ ....................................         94,320
       7,500   Bristol-Myers Squibb Co. ........................        153,975
       9,700   Cardinal Health, Inc. ...........................        500,326
       7,450   Covidien, Ltd. ..................................        356,781
       8,300   Eli Lilly & Co. .................................        383,128
      13,500   Johnson & Johnson ...............................        868,590
      10,100   McKesson Corp.(a) ...............................        564,691
      27,300   Merck & Co., Inc. ...............................      1,028,937
      69,400   Pfizer, Inc. ....................................      1,212,418
      28,900   Schering-Plough Corp. ...........................        569,041
      17,800   Wyeth ...........................................        853,688
                                                                   ------------
                                                                      7,131,620
                                                                   ------------
INDUSTRIALS -- 9.1%
      34,500   Allied Waste Industries, Inc.+ ..................        435,390
      10,000   Avis Budget Group, Inc.+ ........................         83,700

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                  JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
      10,700   Caterpillar, Inc.(a) ............................   $    789,874
       3,700   CSX Corp. .......................................        232,397
      10,500   Cummins, Inc. ...................................        687,960
       9,000   Dover Corp. .....................................        435,330
      12,600   Emerson Electric Co. ............................        623,070
      10,300   Illinois Tool Works, Inc. .......................        489,353
       9,100   Norfolk Southern Corp. ..........................        570,297
       7,300   Northrop Grumman Corp. ..........................        488,370
       5,200   SPX Corp. .......................................        684,996
      13,800   Tyco International, Ltd. ........................        552,552
                                                                   ------------
                                                                      6,073,289
                                                                   ------------
INFORMATION TECHNOLOGY -- 18.5%
       3,300   Apple, Inc.+ ....................................        552,552
      10,700   Arrow Electronics, Inc.+ ........................        328,704
      10,700   Avnet, Inc.+ ....................................        291,896
      22,900   Cisco Systems, Inc.+ ............................        532,654
      32,800   Dell, Inc.+ .....................................        717,664
      25,000   Electronic Data Systems Corp. ...................        616,000
       6,900   EMC Corp.+ ......................................        101,361
         600   Google, Inc., Class A+ ..........................        315,852
      13,300   Hewlett-Packard Co. .............................        587,993
      22,500   Ingram Micro, Inc., Class A+ ....................        399,375
      46,300   Intel Corp. .....................................        994,524
      14,200   International Business Machines Corp. ...........      1,683,126
       8,700   Lexmark International, Inc., Class A+ ...........        290,841
      62,500   Microsoft Corp. .................................      1,719,375
      17,400   Motorola, Inc.(a) ...............................        127,716
      20,000   Nokia Oyj ADR ...................................        490,000
      54,100   Oracle Corp.+ ...................................      1,136,100
      58,900   Sanmina-SCI Corp.+ ..............................         75,392
       5,200   Tech Data Corp.+ ................................        176,228
      21,300   Texas Instruments, Inc. .........................        599,808
       7,450   Tyco Electronics, Ltd. ..........................        266,859
      15,800   Vishay Intertechnology, Inc.+ ...................        140,146
       5,100   Western Digital Corp.+ ..........................        176,103
                                                                   ------------
                                                                     12,320,269
                                                                   ------------
MATERIALS -- 4.6%
       7,000   Ashland, Inc. ...................................        337,400
       9,200   Ball Corp. ......................................        439,208
      10,000   Bemis Co., Inc. .................................        224,200
      16,700   Crown Holdings, Inc.+ ...........................        434,033
      17,100   Dow Chemical Co. (The) ..........................        596,961
       5,700   International Flavors & Fragrances, Inc. ........        222,642
      10,900   Owens-Illinois, Inc.+ ...........................        454,421
      17,200   Smurfit-Stone Container Corp.+ ..................         70,004
       8,800   Sonoco Products Co. .............................        272,360
                                                                   ------------
                                                                      3,051,229
                                                                   ------------

   Shares                                                              Value
------------                                                       ------------
TELECOMMUNICATION SERVICES -- 2.8%
      74,100   Sprint Nextel Corp.(a) ..........................   $    703,950
      34,000   Verizon Communications, Inc. ....................      1,203,600
                                                                   ------------
                                                                      1,907,550
                                                                   ------------
UTILITIES -- 3.8%
      11,200   Ameren Corp.(a) .................................        472,976
       8,200   Constellation Energy Group, Inc. ................        673,220
       2,600   Dominion Resources, Inc. ........................        123,474
       6,400   Entergy Corp. ...................................        771,072
      10,300   Wisconsin Energy Corp. ..........................        465,766
                                                                   ------------
                                                                      2,506,508
                                                                   ------------
Total Common Stock (Cost $69,993,728)                                65,138,792
                                                                   ------------
MONEY MARKET FUND -- 6.9%
   4,578,742   PNC Institutional Money
               Market Trust, 2.730%(b)(c)
               (Cost $4,578,742) ...............................      4,578,742
                                                                   ------------
Total Investments -- 104.5%
(Cost $74,572,470)                                                   69,717,534
Other Assets & Liabilities, Net -- (4.5)%                            (3,008,409)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 66,709,125
                                                                   ============

----------
ADR - American Depositary Receipt
SDR - Swedish Depositary Receipt

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b) Investment purchased with proceeds from collateral received from securities on loan.

(c)   The rate shown is the 7-day effective yield as of June 30, 2008.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               SHORT-TERM   SMALL CAP   INTERNATIONAL    SOCIALLY
                                       EQUITY       BALANCED       INCOME      INVESTMENT     GROWTH        EQUITY      RESPONSIBLE
                                        FUND          FUND          FUND          FUND         FUND          FUND          FUND
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
ASSETS:
Investments in securities
   at value^ ....................  $ 450,301,630  $207,467,912  $137,496,806  $ 8,066,755  $60,767,185  $  51,771,268  $ 69,717,534
Repurchase agreements, at
   value ........................             --            --    16,000,000    2,200,000           --             --            --
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
Investments, at value
   (Note 2) .....................  $ 450,301,630  $207,467,912  $153,496,806  $10,266,755  $60,767,185  $  51,771,268  $ 69,717,534
Cash ............................      3,442,928            --       374,884      388,320    1,190,813        331,576     1,543,495
Foreign currency, at value ......             --            --       122,209           --           --             --            --
Unrealized appreciation on
   forward contracts ............             --            --        22,142           --           --             --            --
Receivable for Fund shares
   sold .........................        970,466        17,962       153,263      170,501      130,303        285,202        13,506
Due from Adviser (Note 3) .......             --            --            --        4,562       16,127          8,292            --
Receivable for investment
   securities sold and matured ..      4,229,891            --    20,435,791           --    7,617,147         79,564            --
Dividends and interest
   receivable ...................        403,280            --       972,744        2,137       26,315        223,541       101,746
Prepaid expenses and other
   assets .......................         21,316         7,917         2,526        8,525       33,975          1,606        10,978
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
   Total Assets .................    459,369,511   207,493,791   175,580,365   10,840,800   69,781,865     52,701,049    71,387,259
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
LIABILITIES:
Unrealized depreciation on
   forward contracts ............             --            --         2,074           --           --             --            --
Foreign currency overdraft, at
   value ........................             --            --            --           --           --         19,533            --
Payable for Fund shares
   redeemed .....................        372,258       193,439       219,547       23,536       44,098         41,961            --
Payable for investment securities
   purchased ....................      4,328,990            --    59,461,583           --    7,685,332             --            --
Payable upon return of securities
   loaned .......................     42,191,404            --            --           --   13,161,733             --     4,578,742
Variation margin ................            633            --            --           --           --             --            --
Investment advisory fees payable
   (Note 3) .....................        248,391            --        53,830        2,390       47,705         44,515        49,754
Distribution fees payable
   (Note 4) .....................         91,800            --        25,310        2,243       10,716         11,517        15,151
Administration and accounting
   fees payable .................         28,365           707         7,957          840        3,443          3,694         4,796
Custody fees payable ............         15,964           445         5,136          612           --         23,354           982
Printing fees payable ...........         34,955        22,876         5,101          596       17,999         17,027        14,648
Professional fees payable .......         40,207        23,096         3,394           --        5,509          4,537         9,458
Other accrued expenses ..........          6,984         5,305        16,312        4,809        6,559         31,701         4,603
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
   Total Liabilities ............     47,359,951       245,868    59,800,244       35,026   20,983,094        197,839     4,678,134
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
NET ASSETS ......................  $ 412,009,560  $207,247,923  $115,780,121  $10,805,774  $48,798,771  $  52,503,210  $ 66,709,125
                                   =============  ============  ============  ===========  ===========  =============  ============
NET ASSETS consist of:
Undistributed net investment
   income/(Accumulated net
   investment loss) .............  $   1,521,314  $ 12,453,982  $  8,145,973  $   208,404  $  (199,753) $     780,436  $  1,301,328
Accumulated net realized
   gain/(loss) on investments,
   futures contracts and foreign
   currency transactions ........    (21,829,868)    5,448,951       261,027       (1,676)  (8,440,460)      (958,211)    4,578,219
Net unrealized appreciation/
   (depreciation) of investments,
   futures contracts and other
   assets and liabilities
   denominated in foreign
   currencies ...................    (35,275,935)   (1,748,505)   (5,798,081)         108    1,080,713      1,954,129    (4,854,936)
Paid-in capital .................    467,594,049   191,093,495   113,171,202   10,598,938   56,358,271     50,726,856    65,684,514
                                   -------------  ------------  ------------  -----------  -----------  -------------  ------------
NET ASSETS ......................  $ 412,009,560  $207,247,923  $115,780,121  $10,805,774  $48,798,771  $  52,503,210  $ 66,709,125
                                   =============  ============  ============  ===========  ===========  =============  ============
SHARES OUTSTANDING:
(Unlimited shares authorized) ...     20,724,459    10,969,421     9,600,717    1,006,717    3,608,423      3,518,408     5,011,863
                                   =============  ============  ============  ===========  ===========  =============  ============
NET ASSET VALUE:
(Offering and redemption
   price per share) .............  $       19.88  $      18.89  $      12.06  $     10.73  $     13.52  $       14.92  $      13.31
                                   =============  ============  ============  ===========  ===========  =============  ============
Investments, at cost (Note 1) ...  $ 485,503,458  $209,216,417  $159,313,884  $10,266,647  $59,686,472  $  49,816,947  $ 74,572,470
Foreign currency, at
   cost/(proceeds) ..............  $          --  $         --  $    123,280  $        --  $        --  $     (19,341) $         --
Market value of securities on
   loan (Note 1) ................  $  40,378,329  $         --  $         --  $        --  $12,550,502  $          --  $  4,336,218

^ For Balanced Fund represents value of investments in affiliated funds.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               SHORT-TERM   SMALL CAP   INTERNATIONAL    SOCIALLY
                                         EQUITY       BALANCED       INCOME    INVESTMENT     GROWTH        EQUITY      RESPONSIBLE
                                          FUND          FUND          FUND        FUND         FUND          FUND          FUND
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
INVESTMENT INCOME:
Dividends# .........................  $  3,798,570  $         --  $    37,582  $       --  $    92,304  $   1,206,021  $    880,377
Interest ...........................        57,816            --    3,462,198     115,482       13,121          8,401        15,085
Securities lending income ..........       219,698            --           --          --       92,362            100        27,453
Foreign taxes withheld .............       (37,206)           --           --          --           --       (125,169)       (2,503)
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
   Total Income ....................     4,038,878            --    3,499,780     115,482      197,787      1,089,353       920,412
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
EXPENSES
Investment advisory fees (Note 3) ..     1,548,661            --      341,473      13,283      285,010        267,029       315,905
Distribution fees (Note 3) .........       553,093            --      155,215      12,076       61,959         66,757        92,913
Administration and Accounting
   fees ............................       180,500         8,735       53,379       7,614       23,546         25,088        33,441
Chief Compliance Officer fees ......        12,092         6,095        3,388         269        1,355          1,476         2,027
Custodian fees .....................        45,672         4,731       15,914       2,876       19,369         40,272         4,144
Insurance fees .....................        11,561         8,121          822         131        1,888          1,648         2,817
Professional fees ..................        70,282        38,804       13,224         807        8,731          8,267        14,102
Printing fees ......................        42,822        26,938        8,184         936       17,989         18,349        15,604
Pricing expenses ...................        15,053         2,435       35,570       1,641       31,256         72,001         4,639
Transfer agent fees ................        21,329         7,459        7,459       7,459        7,459          7,459         7,737
Trustees' fees and expenses
  (Note 3) .........................         4,821         2,924          734          48          635            545           970
Other ..............................        43,519        22,178       11,442         953        5,361          6,226         7,965
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
   Total Expenses ..................     2,549,405       128,420      646,804      48,093      464,558        515,117       502,264
Fees waived and reimbursed by
   investment adviser (Note 3) .....            --            --           --     (45,169)     (65,926)       (55,122)           --
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
   Net expenses ....................     2,549,405       128,420      646,804       2,924      398,632        459,995       502,264
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
Net Investment Income/(Loss) .......     1,489,473      (128,420)   2,852,976     112,558     (200,845)       629,358       418,148
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN
   CURRENCY TRANSACTIONS (NOTES 1
   AND 4)
Net realized gain/(loss) from:
   Investments .....................   (12,550,723)      (39,577)     531,376         294   (5,159,791)      (918,075)      789,322
   Distributions from underlying
      funds ........................            --            --           --          --           --             --            --
   Futures contracts ...............      (494,463)           --           --          --           --             --            --
   Forward foreign currency
      exchange contracts and
      foreign currency
      transactions .................            --            --     (298,399)         --           --         20,755            --
Net change in unrealized
   depreciation of:
   Investments .....................   (53,996,791)  (21,042,904)  (5,478,006)     (1,485)  (4,412,467)    (5,021,881)  (13,942,573)
   Futures contracts ...............        30,491            --           --          --           --             --            --
   Forward foreign currency
      exchange contracts and other
      assets and liabilities
      denominated in foreign
      currencies ...................            --            --       84,482          --           --        (18,040)           --
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
Net realized and unrealized loss
   on investments, futures
   contracts and foreign
   currencies ......................   (67,011,486)  (21,082,481)  (5,160,547)     (1,191)  (9,572,258)    (5,937,241)  (13,153,251)
                                      ------------  ------------  -----------  ----------  -----------  -------------  ------------
NET INCREASE/(DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ......................  $(65,522,013) $(21,210,901) $(2,307,571) $  111,367  $(9,773,103) $  (5,307,883) $(12,735,103)
                                      ============  ============  ===========  ==========  ===========  =============  ============

# For Balanced Fund, represents income from affiliated funds.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               SHORT-TERM   SMALL CAP   INTERNATIONAL    SOCIALLY
                                       EQUITY       BALANCED        INCOME     INVESTMENT     GROWTH        EQUITY      RESPONSIBLE
                                        FUND          FUND           FUND         FUND         FUND          FUND          FUND
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
Net investment income/(loss) .....  $  1,489,473  $   (128,420) $  2,852,976   $  112,558  $  (200,845) $     629,358  $    418,148
Affiliated mutual fund capital
   gain distributions ............            --            --            --           --           --             --            --
Net realized gain/(loss) on
   investments, futures contracts,
   forward foreign currency
   exchange contracts and foreign
   currency transactions .........   (13,045,186)      (39,577)      232,977          294   (5,159,791)      (897,320)      789,322
Net change in unrealized
   depreciation of investments,
   futures contracts, forward
   foreign currency exchange
   contracts and other assets and
   liabilities denominated in
   foreign currencies ............   (53,966,300)  (21,042,904)   (5,393,524)      (1,485)  (4,412,467)    (5,039,921)  (13,942,573)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
Net increase/(decrease) in net
   assets resulting from
   operations ....................   (65,522,013)  (21,210,901)   (2,307,571)     111,367   (9,773,103)    (5,307,883)  (12,735,103)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income ............            --            --            --           --           --             --            --
Net realized capital gains .......            --            --            --           --           --             --            --
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
Total distributions to
   shareholders ..................            --            --            --           --           --             --            --
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------

CAPITAL STOCK TRANSACTIONS:
   (DOLLARS)
   Shares sold ...................     7,868,201       990,000     2,921,050    2,988,428    2,159,472      3,099,516       666,101
   Shares issued as reinvestment
      of distributions ...........            --            --            --           --           --            156            --
   Shares redeemed ...............   (26,468,824)  (15,715,058)  (12,296,765)  (1,039,355)  (2,346,003)    (2,381,367)   (5,024,330)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
Net increase/(decrease) in net
   assets from capital stock
   transactions ..................   (18,600,623)  (14,725,058)   (9,375,715)   1,949,073     (186,531)       718,305    (4,358,229)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
Net increase/(decrease) in net
   assets ........................   (84,122,636)  (35,935,959)  (11,683,286)   2,060,440   (9,959,634)    (4,589,578)  (17,093,332)

NET ASSETS:
Beginning of period ..............   496,132,196   243,183,882   127,463,407    8,745,334   58,758,405     57,092,788    83,802,457
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
End of period ....................  $412,009,560  $207,247,923  $115,780,121  $10,805,774  $48,798,771  $  52,503,210  $ 66,709,125
                                    ============  ============  ============  ===========  ===========  =============  ============
Undistributed net investment
   income at end of
   period/(Accumulated net
   investment loss) ..............  $  1,521,314  $ 12,453,982  $  8,145,973  $   208,404  $  (199,753) $     780,436  $  1,301,328
                                    ============  ============  ============  ===========  ===========  =============  ============

CAPITAL SHARE TRANSACTIONS:
   Shares sold ...................       380,494        50,192       237,590      279,737      157,744        197,929        45,850
   Shares issued as reinvestment
   of distributions ..............            --            --            --           --           --             10            --
   Shares redeemed ...............    (1,257,628)     (798,144)   (1,006,840)     (97,278)    (171,167)      (152,857)     (346,911)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
Net increase/(decrease) in shares
   outstanding ...................      (877,134)     (747,952)     (769,250)     182,459      (13,423)        45,082      (301,061)
                                    ============  ============  ============  ===========  ===========  =============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                                                              SHORT-TERM    SMALL CAP   INTERNATIONAL    SOCIALLY
                                    EQUITY        BALANCED        INCOME      INVESTMENT     GROWTH         EQUITY      RESPONSIBLE
                                     FUND           FUND           FUND          FUND         FUND           FUND          FUND
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------
OPERATIONS:
Net investment income/
  (loss) .....................  $   2,835,806  $   4,823,841  $   5,819,373  $   294,786  $   (489,942) $     427,695  $    883,212
Affiliated mutual fund capital
   gain distributions ........             --     15,635,107             --           --            --             --            --
Net realized gain on
   investments, futures
   contracts, forward foreign
   currency exchange contracts
   and foreign currency
   transactions ..............     54,634,027      4,040,601        179,440           14     6,818,565      6,761,306     5,168,067
Net change in unrealized
   appreciation/(depreciation)
   of investments, futures
   contracts, forward foreign
   currency exchange contracts
   and other assets and
   liabilities denominated in
   foreign currencies ........    (44,707,533)   (16,405,525)      (684,627)       1,794     1,070,682     (2,745,875)   (8,140,295)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------
Net increase/(decrease) in net
   assets resulting from
   operations ................     12,762,300      8,094,024      5,314,186      296,594     7,399,305      4,443,126    (2,089,016)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income ........     (2,900,639)            --     (5,500,835)    (294,715)           --       (502,143)   (1,015,033)
Net realized capital gains ...    (52,557,526)            --       (180,560)          --            --     (2,949,849)   (5,040,549)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------
Total distributions to
   shareholders ..............    (55,458,165)            --     (5,681,395)    (294,715)           --     (3,451,992)   (6,055,582)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------

CAPITAL STOCK TRANSACTIONS:
   (DOLLARS)
   Shares sold ...............     14,300,679      2,378,096      6,891,244    6,003,259     3,520,424      6,869,233     2,679,941
   Shares issued as
      reinvestment of
      distributions ..........     55,114,259             --      5,681,395      294,715            --      3,451,992     6,055,582
   Shares redeemed ...........    (58,567,552)   (27,703,738)   (13,969,525)  (2,191,135)   (6,355,974)    (5,438,716)   (7,942,787)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------

Net increase/(decrease) in net
   assets from capital stock
   transactions ..............     10,847,386    (25,325,642)    (1,396,886)   4,106,839    (2,835,550)     4,882,509       792,736
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------

Net increase/(decrease) in net
   assets ....................    (31,848,479)   (17,231,618)    (1,764,095)   4,108,718     4,563,755      5,873,643    (7,351,862)

NET ASSETS:
Beginning of year ............    527,980,675    260,415,500    129,227,502    4,636,616    54,194,650     51,219,145    91,154,319
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------
End of year ..................  $ 496,132,196  $ 243,183,882  $ 127,463,407  $ 8,745,334  $ 58,758,405  $  57,092,788  $ 83,802,457
                                =============  =============  =============  ===========  ============  =============  ============
Undistributed net investment
   income at end of year .....  $      31,841  $  12,582,402  $   5,292,997  $    95,846  $      1,092  $     151,078  $    883,180
                                =============  =============  =============  ===========  ============  =============  ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ...............        551,300        114,271        549,799      557,529       221,280        405,566       149,206
   Shares issued as
      reinvestment of
      distributions ..........      2,354,302             --        467,605       27,803            --        204,866       376,357
   Shares redeemed ...........     (2,221,368)    (1,334,950)    (1,105,754)    (203,482)     (404,153)      (316,635)     (441,203)
                                -------------  -------------  -------------  -----------  ------------  -------------  ------------
Net increase/(decrease) in
   shares outstanding ........        684,234     (1,220,679)       (88,350)     381,850      (182,873)       293,797        84,360
                                =============  =============  =============  ===========  ============  =============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2008      ---------------------------------------------------------------
                                                  (UNAUDITED)          2007          2006        2005         2004         2003
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .......    $        22.97      $     25.24  $     22.35  $     21.34  $     19.63  $     15.56
                                                --------------      -----------  -----------  -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................              0.07             0.14         0.21         0.25         0.26         0.21

Net realized and unrealized gain/(loss) on
   investments and futures contracts .......             (3.16)            0.47         3.57         1.01         1.73         4.08
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total from investment operations ...........             (3.09)            0.61         3.78         1.26         1.99         4.29
                                                --------------      -----------  -----------  -----------  -----------  -----------

LESS DISTRIBUTIONS:
From net investment income .................                --            (0.15)       (0.23)       (0.25)       (0.28)       (0.22)
From capital gains .........................                --            (2.73)       (0.66)          --           --           --
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total distributions ........................                --            (2.88)       (0.89)       (0.25)       (0.28)       (0.22)
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, end of period .............    $        19.88      $     22.97  $     25.24  $     22.35  $     21.34  $     19.63
                                                ==============      ===========  ===========  ===========  ===========  ===========
Total return(2) ............................            (13.45)%(3)        2.20%       16.92%        5.90%       10.15%       27.57%
                                                ==============      ===========  ===========  ===========  ===========  ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's) .......    $      412,010      $   496,132  $   527,981  $   505,499  $   535,028  $   531,511
Operating expenses including
   reimbursement/waiver and excluding
   earnings credits ........................              1.15%(4)         1.13%        1.00%        0.86%        0.87%        0.87%
Operating expenses excluding
   reimbursement/waiver and earnings
   credits .................................              1.15%(4)         1.13%        1.03%        0.93%        0.91%        0.91%
Net investment income ......................              0.67%(4)         0.54%        0.87%        1.15%        1.30%        1.17%
Portfolio turnover rate ....................                42%(3)           81%         135%          44%          35%          43%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(3)   Not annualized.

(4)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2008      ---------------------------------------------------------------
                                                  (UNAUDITED)          2007          2006        2005         2004         2003
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of
   period ..................................    $        20.75      $     20.13  $     18.72  $     17.95  $     17.02  $     14.52
                                                --------------      -----------  -----------  -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ............             (0.01)            0.39         0.41         0.11         0.38         0.33

Net realized and unrealized gain/(loss) on
   investments .............................             (1.85)            0.23         1.76         0.66         1.01         2.51
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total from investment operations ...........             (1.86)            0.62         2.17         0.77         1.39         2.84
                                                --------------      -----------  -----------  -----------  -----------  -----------

LESS DISTRIBUTIONS:
From net investment income .................                --               --        (0.70)          --        (0.46)       (0.34)
From capital gains .........................                --               --        (0.06)          --           --           --
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total distributions ........................                --               --        (0.76)          --        (0.46)       (0.34)
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, end of period .............    $        18.89      $     20.75  $     20.13  $     18.72  $     17.95  $     17.02
                                                ==============      ===========  ===========  ===========  ===========  ===========
Total return(2) ............................             (8.96)%(3)        3.08%       11.59%        4.29%        8.18%       19.56%
                                                ==============      ===========  ===========  ===========  ===========  ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's) .......    $      207,248      $   243,184  $   260,416  $   256,819  $   269,488  $   270,261
Operating expenses including
   reimbursement/waiver and excluding
   earnings credits+ .......................              0.12%(4)         0.09%        0.08%        0.06%        0.04%        0.05%
Operating expenses excluding
   reimbursement/waiver and earnings
   credits+ ................................              0.12%(4)         0.09%        0.10%        0.06%        0.04%        0.05%
Net investment income/(loss)+ ..............             (0.12)%(4)        1.88%        2.09%        0.60%        2.20%        2.14%
Portfolio turnover rate ....................                 1%(3)           10%           4%           1%           6%           9%

----------
+     These ratios do not include expenses from the underlying funds.

(1) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(3)   Not annualized.

(4)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2008      ---------------------------------------------------------------
                                                  (UNAUDITED)          2007          2006        2005         2004         2003
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of
   period ..................................    $        12.29      $     12.36  $     12.40  $     12.16  $     12.26  $     12.43
                                                --------------      -----------  -----------  -----------  -----------  -----------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................              0.28             0.56         0.52         0.45         0.41         0.55
Net realized and unrealized gain/ (loss) on
   investments and foreign currency
   transactions ............................             (0.51)           (0.05)       (0.03)       (0.21)        0.19         0.35
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total from investment operations ...........             (0.23)            0.51         0.49         0.24         0.60         0.90
                                                --------------      -----------  -----------  -----------  -----------  -----------

LESS DISTRIBUTIONS:
From net investment income .................                --            (0.56)       (0.52)          --        (0.47)       (0.33)
From capital gains .........................                --            (0.02)       (0.01)          --        (0.23)       (0.74)
                                                --------------      -----------  -----------  -----------  -----------  -----------
Total distributions ........................                --            (0.58)       (0.53)          --        (0.70)       (1.07)
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, end of period .............    $        12.06      $     12.29  $     12.36  $     12.40  $     12.16  $     12.26
                                                ==============      ===========  ===========  ===========  ===========  ===========
Total return(2) ............................             (1.95)%(3)        4.21%        3.99%        1.97%        4.94%        7.25%
                                                ==============      ===========  ===========  ===========  ===========  ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in
   000's) ..................................    $      115,780      $   127,463  $   129,228  $   127,380  $   127,557  $   125,148
Operating expenses including
   reimbursement/waiver and excluding
   earnings credits ........................              1.04%(4)         0.98%        1.02%        0.95%        0.91%        0.89%
Operating expenses excluding
   reimbursement/waiver and earnings
   credits .................................              1.04%(4)         1.05%        1.05%        1.00%        0.93%        0.93%
Net investment income ......................              4.60%(4)         4.47%        4.12%        3.64%        3.25%        4.25%
Portfolio turnover rate ....................               186%(3)          458%         421%         765%         595%         482%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(3)   Not annualized.

(4)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND                                                [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         SIX MONTHS
                                                            ENDED                          YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2008     ---------------------------------------------------------
                                                         (UNAUDITED)        2007        2006         2005        2004        2003
                                                        -------------     ---------   --------    ---------   ---------   ---------
Net asset value, beginning of period ................   $       10.61     $   10.48   $  10.39    $   10.11   $   10.10   $   10.09
                                                        -------------     ---------   --------    ---------   ---------   ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ............................            0.12          0.50       0.49         0.29        0.13        0.12
Net realized and unrealized gain/(loss)
   on investments ...................................              --          0.01         --(2)      0.02       (0.01)      (0.02)
                                                        -------------     ---------   --------    ---------   ---------   ---------
Total from investment operations ....................            0.12          0.51       0.49         0.31        0.12        0.10
                                                        -------------     ---------   --------    ---------   ---------   ---------
LESS DISTRIBUTIONS:
From net investment income ..........................              --         (0.38)     (0.40)       (0.03)      (0.11)      (0.09)
                                                        -------------     ---------   --------    ---------   ---------   ---------
Total distributions .................................              --         (0.38)     (0.40)       (0.03)      (0.11)      (0.09)
                                                        -------------     ---------   --------    ---------   ---------   ---------
Net asset value, end of period ......................   $       10.73     $   10.61   $  10.48    $   10.39   $   10.11   $   10.10
                                                        =============     =========   ========    =========   =========   =========
Total return(3) .....................................            1.13%(4)      4.88%      4.71%        3.02%       1.22%       1.03%
                                                        =============     =========   ========    =========   =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................   $      10,806     $   8,745   $  4,637    $   3,394   $   3,182   $   4,843
Operating expenses including reimbursement/waiver and
   excluding earnings credits .......................            0.06%(5)      0.10%      0.14%        0.20%       0.17%       0.17%
Operating expenses excluding reimbursement/waiver and
   earnings credits .................................            1.00%(5)      1.09%      1.31%        1.21%       1.11%       1.07%
Net investment income ...............................            2.33%(5)      4.68%      4.59%        2.87%       1.19%       1.16%
Portfolio turnover rate .............................               0%(4)         0%         0%           0%          0%          0%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Less than $0.01 per share.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         SIX MONTHS
                                                            ENDED                           YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2008      -------------------------------------------------------
                                                         (UNAUDITED)         2007       2006        2005        2004        2003
                                                        -------------      --------   --------   ---------   ---------   ---------
Net asset value, beginning of period. ...............   $       16.22      $  14.24   $  12.78   $   12.33   $   11.81   $    7.43
                                                        -------------      --------   --------   ---------   ---------   ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ..............................           (0.06)        (0.13)     (0.18)      (0.11)      (0.16)      (0.14)
Net realized and unrealized gain/(loss)
   on investments ...................................           (2.64)         2.11       1.64        0.56        0.68        4.52
                                                        -------------      --------   --------   ---------   ---------   ---------
Total from investment operations ....................           (2.70)         1.98       1.46        0.45        0.52        4.38
                                                        -------------      --------   --------   ---------   ---------   ---------
Net asset value, end of period   ....................   $       13.52      $  16.22   $  14.24   $   12.78   $   12.33   $   11.81
                                                        =============      ========   ========   =========   =========   =========
Total return(2) .....................................          (16.65)%(3)    13.91%     11.42%       3.65%       4.40%      58.95%
                                                        =============      ========   ========   =========   =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's). ...............   $      48,799      $ 58,758   $ 54,195   $  52,655   $  56,286   $  57,193
Operating expenses including reimbursement/waiver and
   excluding earnings credits .......................            1.61%(4)      1.45%      1.60%       1.66%       1.58%       1.66%
Operating expenses excluding reimbursement/waiver and
   earnings credits .................................            1.87%(4)      1.76%      1.76%       1.73%       1.77%       1.79%
Net investment loss .................................           (0.81)%(4)    (0.85)%    (1.29)%     (0.94)%     (1.38)%     (1.52)%
Portfolio turnover rate .............................             102%(3)       110%       240%        152%         96%        206%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(3)   Not annualized.

(4)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         SIX MONTHS
                                                            ENDED                           YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2008      --------------------------------------------------------
                                                         (UNAUDITED)         2007       2006         2005        2004        2003
                                                        -------------      --------   --------    ---------   ---------   ---------
Net asset value, beginning of period ................   $       16.44      $  16.11   $  13.11    $   11.91   $   10.91   $    8.30
                                                        -------------      --------   --------    ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ............................            0.18          0.13       0.07         0.10        0.03        0.05
Net realized and unrealized gain/(loss)
   on investments and foreign currency
   transactions .....................................           (1.70)         1.26       3.04         1.11        1.13        2.64
                                                        -------------      --------   --------    ---------   ---------   ---------
Total from investment operations ....................           (1.52)         1.39       3.11         1.21        1.16        2.69
                                                        -------------      --------   --------    ---------   ---------   ---------
LESS DISTRIBUTIONS:
From net investment income ..........................              --         (0.15)     (0.11)       (0.01)      (0.16)      (0.08)
From capital gains ..................................              --         (0.91)        --           --          --          --
                                                        -------------      --------   --------    ---------   ---------   ---------
Total distributions .................................              --         (1.06)     (0.11)       (0.01)      (0.16)      (0.08)
                                                        -------------      --------   --------    ---------   ---------   ---------
Net asset value, end of period ......................   $       14.92      $  16.44   $  16.11    $   13.11   $   11.91   $   10.91
                                                        =============      ========   ========    =========   =========   =========
Total return(2) .....................................           (9.36)%(3)     8.73%     23.76%       10.12%      10.61%      32.49%
                                                        =============      ========   ========    =========   =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................   $      52,503      $ 57,093   $ 51,219    $  41,882   $  39,276   $  35,741
Operating expenses including reimbursement/waiver and
   excluding earnings credits .......................            1.72%(4)      2.06%      2.10%        1.71%       1.55%       1.46%
Operating expenses excluding reimbursement/waiver and
   earnings credits .................................            1.93%(4)      2.26%      2.27%        1.80%       1.60%       1.51%
Net investment income ...............................            2.36%(4)      0.77%      0.49%        0.84%       0.26%       0.59%
Portfolio turnover rate .............................              12%(3)       106%       103%          48%        161%         68%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(3)   Not annualized.

(4)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         SIX MONTHS
                                                            ENDED                            YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2008      --------------------------------------------------------
                                                         (UNAUDITED)         2007       2006         2005        2004        2003
                                                        -------------      --------   --------    ---------    ---------   --------
Net asset value, beginning of period ................   $       15.77      $  17.43   $  16.21    $   15.42    $   13.79   $  10.87
                                                        -------------      --------   --------    ---------    ---------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ............................            0.08          0.17       0.21         0.20         0.19       0.17
Net realized and unrealized gain/(loss)
   on investments ...................................           (2.54)        (0.60)      3.12         0.59         1.64       2.92
                                                        -------------      --------   --------    ---------    ---------   --------
Total from investment operations ....................           (2.46)        (0.43)      3.33         0.79         1.83       3.09
                                                        -------------      --------   --------    ---------    ---------   --------
LESS DISTRIBUTIONS:
From net investment income ..........................              --         (0.21)     (0.22)          --(2)     (0.20)     (0.17)
From capital gains ..................................              --         (1.02)     (1.89)          --           --         --
                                                        -------------      --------   --------    ---------    ---------   --------
Total distributions .................................              --         (1.23)     (2.11)          --        (0.20)     (0.17)
                                                        -------------      --------   --------    ---------    ---------   --------
Net asset value, end of period ......................   $       13.31      $  15.77   $  17.43    $   16.21    $   15.42   $  13.79
                                                        =============      ========   ========    =========    =========   ========
Total return(3) .....................................          (15.60)%(4)    (2.63)%    20.52%        5.13%       13.30%     28.45%
                                                        =============      ========   ========    =========    =========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................   $      66,709      $ 83,802   $ 91,154    $  79,445    $  80,336   $ 73,965
Operating expenses including reimbursement/waiver and
   excluding earnings credits .......................            1.35%(5)      1.28%      1.23%        1.03%        1.01%      1.03%
Operating expenses excluding reimbursement/waiver and
   earnings credits .................................            1.35%(5)      1.29%      1.32%        1.26%        1.21%      1.22%
Net investment income ...............................            1.13%(5)      0.96%      1.20%        1.29%        1.35%      1.39%
Portfolio turnover rate .............................              12%(4)        21%        46%          28%          32%        37%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Less than $0.01 per share.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

1. Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the "Funds", and each a "Fund"). The financial statements for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund, and 2045 Moderate Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

FUND INVESTMENT OBJECTIVES:

EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

SHORT-TERM INVESTMENT FUND -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

SECURITY VALUATION -- A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation ("Nasdaq") System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Funds' Valuation Committee. Securities whose market value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the Underlying Funds by the Balanced Fund are valued at their net asset value as reported by the Underlying Funds.

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon the dividend information becomes available. Interest income and distributions on underlying funds, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

SECURITIES LENDING -- The Equity, Income, Small Cap Growth and the International Equity Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a "placing broker." A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. PNC Global Investment Servicing, the Funds' custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2008, are shown in the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

MORTGAGE DOLLAR ROLLS -- The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited.

ADRS, EDRS AND GDRS -- The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

ASSET-BACKED AND MORTGAGE SECURITIES -- The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund's return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

      o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

FUTURES CONTRACTS -- A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS -- The International Equity and Income Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At June 30, 2008 the Income Fund had the following open forward currency contracts:

                                                                            UNREALIZED
                                   LOCAL     EXPIRATION   CURRENT VALUE    APPRECIATION
FOREIGN CURRENCY                  CURRENCY      DATE       U.S. DOLLAR    (DEPRECIATION)
----------------                 ---------   ----------   -------------   --------------
Short Contracts:
Canadian Dollar ..............     214,469     8/5/2008     $ 210,209     $        2,788
Euro Currency ................   1,855,538     8/5/2008     2,951,884             19,354

Long Contracts:
Canadian Dollar ..............     186,822     8/5/2008       183,110             (2,074)
                                                                          --------------
Net Unrealized Appreciation ..                                            $       20,068
                                                                          ==============

RECENT ACCOUNTING STANDARD: In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund -- AllianceBernstein L.P., New York Life Investment Management LLC and Pzena Investment Management, LLC; Income Fund -- Western Asset Management Company and Western Asset Management Limited; International Equity Fund -- PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Short-Term Investment Fund -- Western Asset Management Company; Small Cap Growth Fund -- Mellon Capital Management Corporation and Copper Rock Capital Partners, LLC; Socially Responsible Fund -- AllianceBernstein L.P.

Each sub-adviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that sub-adviser by the Adviser, which may vary from time to time.

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the six months ended June 30, 2008, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                   RATE ON
                                                                   AVERAGE
                                         RATE ON THE FIRST     DAILY NET ASSETS
                                       $1 BILLION OF AVERAGE     IN EXCESS OF
FUND                                     DAILY NET ASSETS         $1 BILLION
----                                   ---------------------   ----------------
Equity Fund ........................           0.700%                0.600%
Balanced Fund* .....................           0.550                 0.450
Income Fund ........................           0.550                 0.450
Short-Term Investment Fund .........           0.275                 0.175
Small Cap Growth Fund ..............           1.150                 1.150
International Equity Fund ..........           1.000                 0.900
Socially Responsible Fund ..........           0.850                 0.750

* The Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds.

For the six months ended June 30, 2008, the Adviser voluntarily waived and reimbursed fees in the amounts listed below.

                                          FEES VOLUNTARILY
FUND                                   WAIVED AND REIMBURSED
----                                   ---------------------
Equity Fund ........................         $    --
Balanced Fund ......................              --
Income Fund ........................              --
Short-Term Investment Fund .........          45,169
Small Cap Growth Fund ..............          65,926
International Equity Fund ..........          55,122
Socially Responsible Fund ..........              --

AFFILIATED BROKER -- For the six months ended June 30, 2008, brokerage commissions paid on investment transactions in the Equity Fund amounted to $171,347. The amount paid to Sanford C. Bernstein Co., an affiliate of the Fund's sub-adviser, for the Equity Fund was $523.

PFPC Inc. ("PFPC") serves as the Funds' administrator, accounting agent, and transfer agent pursuant to a services agreement.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's Chief Compliance Officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation, and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together paid each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the "Distribution Plan"). Pursuant to the Distribution Plan with the Funds, PFPC Distributors, Inc. (the "Distributor") receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of up to 0.25% of average daily net assets attributable to each Fund.

5. Security Transactions.

For the six months ended June 30, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

                                                                      PROCEEDS
FUND                                                   PURCHASES     FROM SALES
----                                                 ------------   ------------
Equity Fund ......................................   $186,010,722   $200,150,381
Balanced Fund ....................................      2,627,488     17,705,919
Income Fund ......................................             --        133,220
Short-Term Investment Fund .......................             --             --
Small Cap Growth Fund ............................     50,772,062     50,358,051
International Equity Fund ........................      9,269,608      6,145,089
Socially Responsible Fund ........................      8,451,971     11,847,214

Purchases and sales of U.S. Government securities during the six months ended June 30, 2008 were:

                                                                      PROCEEDS
FUND                                                  PURCHASES      FROM SALES
----                                                 ------------   ------------
Income Fund ......................................   $266,458,533   $264,192,528

The cost, unrealized appreciation and depreciation for federal tax purposes at June 30, 2008 for each Fund is as follows:

                                           TAX         UNREALIZED     UNREALIZED     NET UNREALIZED
FUND                                       COST       APPRECIATION   DEPRECIATION       APP/(DEP)
----                                   ------------   ------------   ------------    --------------
Equity Fund ........................   $485,503,458   $ 32,068,257   $(67,270,085)   $ (35,201,828)
Balanced Fund ......................    209,216,417        611,557     (2,360,062)      (1,748,505)
Income Fund ........................    159,313,884      1,715,143     (7,532,221)      (5,817,078)
Short-Term Investment Fund .........     10,266,647            329           (221)             108
Small Cap Growth Fund ..............     59,686,472      5,137,002     (4,056,289)       1,080,713
International Equity Fund ..........     49,816,947      6,451,072     (4,496,751)       1,954,321
Socially Responsible Fund ..........     74,572,470      9,242,118    (14,097,054)      (4,854,936)

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                                             SHORT-TERM     SMALL CAP   INTERNATIONAL   SOCIALLY
                                     EQUITY       BALANCED       INCOME      INVESTMENT      GROWTH        EQUITY      RESPONSIBLE
                                      FUND          FUND          FUND          FUND          FUND          FUND          FUND
                                  ------------  ------------  ------------  ------------  ------------  -------------  -----------
Level 1-Quoted Prices .........   $448,103,795  $207,467,912  $ 16,743,989  $         --  $ 60,767,185  $   1,953,174  $69,717,534
Level 2-Other Significant
   Observable Inputs ..........      2,197,835            --   135,678,292    10,266,755            --     49,818,094           --
Level 3-Significant
   Unobservable Inputs ........             --            --     1,074,525            --            --             --           --
                                  ------------  ------------  ------------  ------------  ------------  -------------  -----------
Total Market Value of
   Investments ................   $450,301,630  $207,467,912  $153,496,806  $ 10,266,755  $ 60,767,185  $  51,771,268  $69,717,534
                                  ============  ============  ============  ============  ============  =============  ===========

                                                             EQUITY     INCOME
                                                              FUND       FUND
                                                            --------   ---------
Level 1-Quoted Prices ...................................   $(74,107)  $      --
Level 2-Other Significant Observable Inputs .............         --      20,068
Level 3-Significant Unobservable Inputs .................         --          --
                                                            --------   ---------
Total Market Value of Other Financial Instruments* ......   $(74,107)  $  20,068
                                                            ========   =========

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                              INCOME
   Investments in Securities (Market Value)                    FUND
                                                            -----------
Balance as of December 31, 2007 .........................   $ 1,138,255
Accrued discounts/premiums ..............................       (99,993)
Change in unrealized appreciation/(depreciation) .........     (163,737)
Net purchases/sales .....................................       200,000
                                                            -----------
Balance as of June 30, 2008 .............................   $ 1,074,525
                                                            ===========

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

6. Significant Shareholder Activity.

On June 30, 2008, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
----
Equity Fund (2 omnibus shareholders) ...................................     89%
Balanced Fund (1 omnibus shareholder) ..................................    100%
Income Fund (2 omnibus shareholders) ...................................     96%
Short-Term Investment Fund (3 omnibus shareholders) ....................     79%
Small Cap Growth Fund (1 omnibus shareholder) ..........................     93%
International Equity Fund (1 omnibus shareholder) ......................     91%
Socially Responsible Fund (1 omnibus shareholder) ......................    100%

7. Tax Information.

No provision for Federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax payers for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                   EXPIRING DECEMBER 31
                                     -------------------------------------------------
                                        2010         2012         2013         2014
                                     ----------   ----------   ----------   ----------
Short-Term Investment Fund .......   $       --   $      572   $    1,230   $      168
Small Cap Growth Fund ............    2,873,880           --           --           --

The following capital loss carryforwards were utilized in the year ended December 31, 2007:

FUND
----
Short-Term Investment Fund ..............................................   $       14
Small Cap Growth Fund ...................................................    6,655,527
International Equity Fund ...............................................    3,823,778

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

The tax character of distributions declared during the years ended December 31, 2007 and 2006 were as follows:

                                            2007              2007            2006             2006
FUND                                   ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS
---------                              ---------------   -------------   ---------------   -------------
Equity Fund ........................   $    28,746,251   $  26,711,914   $     4,626,832   $  13,411,491
Balanced Fund ......................                --              --         8,760,781         700,670
Income Fund ........................         5,681,395              --         5,294,611          83,370
Short-Term Investment Fund .........           294,715              --           171,089              --
International Equity Fund ..........           525,375       2,926,617           360,613              --
Socially Responsible Fund ..........         1,494,356       4,561,226         1,193,995       8,661,729

At December 31, 2007, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                                                 SHORT-TERM   SMALL CAP   INTERNATIONAL   SOCIALLY
                                            EQUITY      BALANCED      INCOME     INVESTMENT    GROWTH         EQUITY     RESPONSIBLE
                                             FUND         FUND         FUND         FUND        FUND           FUND         FUND
                                         -----------  ------------  -----------  ----------  -----------  -------------  -----------
Undistributed ordinary
   income/(loss) .....................   $   109,531  $ 12,582,402  $ 5,299,718  $  95,846    $       --  $     223,235  $   883,180
Accumulated capital gain/(loss) ......       673,547    11,917,147           --     (1,970)   (2,873,880)            --    3,836,938
Unrealized appreciation/
   (depreciation) ....................     9,154,446    12,865,780     (383,228)     1,593     5,087,483      6,861,002    9,039,596
                                         -----------  ------------  -----------  ---------   -----------  -------------  -----------
Total accumulated earnings/(loss) ....   $ 9,937,524  $ 37,365,329  $ 4,916,490  $  95,469   $ 2,213,603  $   7,084,237  $13,759,714
                                         -----------  ------------  -----------  ---------   -----------  -------------  -----------

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds as well as PFIC mark-to-market on the Income Fund.

8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, foreign bond bifurcation, recharacterization of distributions, excess distributions not exceeding current year earnings and profits, PFIC capital gain to ordinary income and the write off of net operating loss to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2007, the reclassifications were as follows:

                                                             INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                       INCREASE/(DECREASE)    UNDISTRIBUTED NET          REALIZED
FUND                                     PAID-IN CAPITAL      INVESTMENT INCOME       CAPITAL GAINS
---------                              -------------------   -------------------   -------------------
Equity Fund ........................   $           (36,438)  $            36,438   $                --
Balanced Fund ......................                    --             7,758,561            (7,758,561)
Income Fund ........................                   773              (174,669)              173,896
Small Cap Growth Fund ..............              (491,034)              491,034                    --
International Equity Fund ..........                    --                19,016               (19,016)

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

9. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Subsequent Events.

Effective July 14, 2008, SEI Investments Global Funds Services serves as the Funds' administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. Effective July 14, 2008, DST Systems Inc. serves as the Funds' transfer agent and dividend disbursing agent.

Effective July 14, 2008, SEI Investments Distribution Co. serves as the Funds' distributor.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION                                               [LOGO]

--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2008

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
Equity Fund
Balanced Fund
Income Fund
Short Term Investment Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund

BOARD OF TRUSTEES
Roger A. Formisano
Richard A. Holt
Harriet A. Russell
Suanne K. Luhn
Lawrence E. Davanzo
George J. Zock
CHAIRMAN OF THE BOARD

OFFICERS OF THE FUNDS
Lawrence E. Davanzo
PRESIDENT

Helen Thompson
SECRETARY AND CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

ADMINISTRATOR
SEI Investment Global Funds Services*
1 Freedom Valley Drive
Oaks, PA 19456

TRANSFER AGENT
DST Systems, Inc.*
Wilshire Mutual Funds
P.O. Box 219512
Kansas City, MO 64121-9512

INVESTMENT ADVISER
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

CUSTODIAN
PNC Global Investment Servicing
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

INVESTMENT SUBADVISERS

AllianceBernstein L.P.
767 Fifth Avenue
New York, NY 10153

Copper Rock Capital Partners, LLC
200 Clarendon Street
Boston, MA 02116

Mellon Capital Management Corporation
1633 Broadway, 13th Floor
New York, NY 10019

New York Life Investment Management LLC
51 Madison Avenue
New York, NY 15258

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

* Effective July 14, 2008.

[LOGO]  WILSHIRE VARIABLE INSURANCE TRUST

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

                                                                 WIL-SA-001-0100

                    [LOGO] WILSHIRE VARIABLE INSURANCE TRUST

                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                              2010 AGGRESSIVE FUND
                               2010 MODERATE FUND
                             2010 CONSERVATIVE FUND
                               2015 MODERATE FUND
                               2025 MODERATE FUND
                               2035 MODERATE FUND
                               2045 MODERATE FUND

                                  JUNE 30, 2008
                                  -------------

                                TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Fund Commentaries .........................................................    2
Disclosure of Fund Expenses ...............................................    9
Schedules of Investments ..................................................   11
Statements of Assets and Liabilities ......................................   13
Statements of Operations ..................................................   14
Statements of Changes in Net Assets .......................................   15
Financial Highlights ......................................................   17
Notes to the Financial Statements .........................................   24
Additional Fund Information ...............................................   29

                     ---------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES. THIS
   REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
    SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Shareholders:

We are pleased to present this Semi-Annual Report to all shareholders of the Wilshire Variable Insurance Trust (the "Trust") Target Maturity Funds (the "Funds"). This report covers the six-month period from January 1, 2008, to June 30, 2008 (the "Period"), for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund.

MARKET ENVIRONMENT

The first half of 2008 has been one of the most challenging periods for the U.S. economy and capital markets. The economy continues to experience a significant overhang from the correction in the housing market that began in 2007. Employment has been weak with recent unemployment claims rising to a six year high and July's unemployment rate at 5.7%. GDP growth has been muted for several quarters with recent quarters being revised downward. The second quarter GDP grew at a 1.9% rate, boosted by the $80 billion tax rebate program. First quarter growth was revised down to 0.9%, and the 4th quarter of 2007 was revised downward to -0.2%. While technically not in a recession (which traditionally is defined as two consecutive quarters of negative GDP growth), the economy will continue to face numerous challenges for the remainder of the year.

There are some bright spots. Interest rates continue to remain low, with the Fed's recent decision to maintain the Fed Funds rate at 2%. Although inflation is running at a 4.1% annual rate for the year ended June 30, recent declines in oil prices and other commodities have reduced the pressure on the Fed to raise rates to tamp down a higher inflation. While housing prices continue to decline in most markets, the June index for sales contracts rose 5.3%, a leading indicator of existing home sales. The Government's housing legislation to shore up Fannie Mae and Freddie Mac is expected to reduce foreclosures. Lastly, productivity has shown surprising strength.

The U.S. stock market has experienced significant volatility over the past six months as investors have wrestled with the many challenges facing the economy. During the first quarter, the market declined significantly in reaction to numerous factors, notably the weak economic data, the collapse of Bear Stearns and rising energy prices. Then in mid-March, stocks began to rally but by early May, investors began selling again with declining stock prices continuing through the month of June. For the six months ended June 30, the Dow Jones Wilshire 5000 Index, the broadest measure of the stock market, declined 10.9%. Value stocks fell 13.6%, trailing growth stocks which declined only 9.1%. Financial stocks, which comprise 14% of the overall market and 28% of value stocks, declined nearly 30% for the six months. Energy stocks, making up 16% of the market, were up over 8%. But there were dramatic swings in both sectors throughout the market, making it very difficult for investors to take advantage of any long-term trends.

In many ways, this created a two decision market. Investors who made the right call underweighting Financials and overweighting Energy stocks looked like heroes. Unfortunately there weren't many heroes around for the past six months.

Overseas stock markets have also been affected by weak local economies. For the six months, non-U.S. equity markets, measured by the MSCI EAFE index, declined 11%, in line with the returns of U.S. stocks. Unfortunately, investors did not benefit by diversifying their equity holdings globally. World economies are all being impacted by the same factors, including rising commodity prices, inflation pressures, weak local housing markets, and the pressure on companies in the financial sector. Consequently, global equity markets are all struggling.

The U.S. bond market, while not experiencing the magnitude of negative returns as common stocks, has also been under severe pressure. Since the summer of 2007, credit markets have been digesting billions of dollars of losses associated with subprime mortgages. For many months now, liquidity in the bond market has been nonexistent, making it difficult for bond managers to transact in their portfolios. Although the general level of interest rates has not changed significantly, the yield curve now reflects a more normal pattern with short term rates below long term rates. All of this has contributed to negative returns for the Period of 1-2% for corporate and mortgage bonds vs. a positive return over 2% for U.S. Treasuries.

Thank you for your continued confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo

Lawrence E. Davanzo
President

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 AGGRESSIVE FUND                                                      [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (8.58)%
ONE YEAR ENDED 06/30/08 ..............................................   (9.33)%
INCEPTION (05/1/06) THROUGH 06/30/08 .................................    0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 8.40% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              36.4%
WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               23.1%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                16.7%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              15.6%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                     8.2%

The 2010 Aggressive Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Aggressive Fund returned -8.83% for the six-month period ending June 30, 2008 (the "Period"). Although the Fund underperformed its custom blended benchmark for the period, it benefited from its diversified exposure to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. The Fund's investment in fixed income hurt portfolio performance as bonds slumped as interest rates spiked across the yield curve and inflation rose. Over the Period, the Fund maintained approximately 63% of its assets in a diversified portfolio of domestic and international equities while invested the remaining 37% of its assets in high credit-quality intermediate-term and short-term bonds.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 MODERATE FUND                                                        [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (6.23)%
ONE YEAR ENDED 06/30/08 ..............................................   (6.00)%
INCEPTION (05/1/06) THROUGH 06/30/08 .................................    1.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 2.93% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               34.2%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              26.6%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              16.4%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                12.7%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    10.1%

The 2010 Moderate Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Moderate Fund returned -6.41% for the six-month period ending June 30, 2008 (the "Period"). Although the Fund underperformed its custom blended benchmark for the period, it benefited from its exposures to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. The Fund's investment in fixed income hurt portfolio performance as bonds slumped as interest rates spiked across the yield curve and inflation rose. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 50% of its assets in high-credit quality intermediate-term and short-term bond investments while invested the remaining 50% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 CONSERVATIVE FUND                                                    [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* .......................                       (4.01)%
ONE YEAR ENDED 06/30/08 ..........................                       (2.74)%
INCEPTION (05/1/06) THROUGH 06/30/08 .............                        1.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 7.64% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               38.9%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              28.4%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              17.9%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                 9.7%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                     5.1%

The 2010 Conservative Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Conservative Fund returned -4.18% for the six-month period ending June 30, 2008 (the "Period"). Although the Fund underperformed its custom blended benchmark for the Period, it benefited from its exposures to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. The Fund's investment in fixed income hurt portfolio performance as bonds slumped as interest rates spiked across the yield curve and inflation rose. For conservative investors seeking current income and preservation of capital, the Fund maintained approximately 65% of its assets in high-credit quality intermediate-term and short-term bond investments over the Period.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2015 MODERATE FUND                                                        [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (7.22)%
ONE YEAR ENDED 06/30/08 ..............................................   (7.37)%
INCEPTION (05/1/06) THROUGH 06/30/08 .................................    1.04%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 0.85% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              30.5%
WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               25.0%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              19.7%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                14.6%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    10.2%

The 2015 Moderate Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2015 Moderate Fund returned -7.47% for the six-month period ending June 30, 2008 (the "Period"). Most of the underperformance was driven by the weak first quarter in both equity and fixed income markets. The Fund benefited from its equity exposures to international stocks as foreign equity market's return was strong for the Period. Although the Fund underperformed its custom blended benchmark for the Period, it benefited from its exposures to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. The Fund's investment in fixed income hurt portfolio performance as bonds slumped as interest rates spiked across the yield curve and inflation rose. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 43% of its assets in high-credit quality intermediate-term and short-term bond investments while invested the remaining 57% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2025 MODERATE FUND                                                        [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ...........................................   (8.64)%
ONE YEAR ENDED 06/30/08 ..............................................   (9.20)%
INCEPTION (05/1/06) THROUGH 06/30/08 .................................    0.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 0.92% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              40.4%
WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               17.9%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              16.7%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                14.7%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    10.3%

The 2025 Moderate Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2025 Moderate Fund returned -8.81% for the six-month period ending June 30, 2008 (the "Period"). Although the fund underperformed its custom blended benchmark, it benefited from its equity exposures to international stocks as foreign equity market's return was strong for the Period. The Fund's investment in fixed income hurt overall performance because bonds declined as interest rates spiked across the yield curve and inflation rose. Investors' objectives of current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 38% of its assets in high-credit quality intermediate-term and short-term bond investments while invested the remaining 62% in diversified domestic and international equities.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2035 MODERATE FUND                                                        [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................   (10.69)%
ONE YEAR ENDED 06/30/08 .............................................   (12.38)%
INCEPTION (05/1/06) THROUGH 06/30/08 ................................    (0.58)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 2.00% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              48.5%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                17.8%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    12.5%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              10.6%
WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND               10.6%

The 2035 Moderate Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2035 Moderate Fund returned -10.92% for the six-month period ending June 30, 2008 (the "Period"). Although the Fund underperformed its custom blended benchmark for the period, it benefited from its diversified exposure to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. The Fund's investment in fixed income hurt overall performance because bonds declined as interest rates spiked across the yield curve and inflation rose. Investors' primary objective of capital appreciation is balanced current income generation in this Fund's portfolio. Over the period, its portfolio was invested approximately 80% in diversified domestic and international equities while remaining 20% in high-credit quality intermediate-term and short-term bonds.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2045 MODERATE FUND                                                        [LOGO]
COMMENTARY

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/08* ..........................................   (12.57)%
ONE YEAR ENDED 06/30/08 .............................................   (15.50)%
INCEPTION (05/1/06) THROUGH 06/30/08 ................................    (1.75)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     NOT ANNUALIZED.

Since inception, certain fees and expenses were waived and reimbursed. For the six months ended June 30, 2008, fees totaling 4.03% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                              (As of June 30, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              62.0%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                22.1%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    11.6%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                               3.2%
WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND                1.1%

The 2045 Moderate Fund's (the "Fund") investment objective is to provide high total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2045 Moderate Fund returned -12.88 % for the six-month period ending June 30, 2008 (the "Period"). Although the Fund underperformed its custom blended benchmark for the period, it benefited from its diversified exposure to multiple asset classes. After a sharp fall off during the first quarter, financial markets stabilized during the second quarter. The fund's exposures to international stocks and small cap stocks benefited investors during this period. Given the long investment horizon of the Fund's investors, the Fund's primary investment objective is capital appreciation. Over the Period, the Fund maintained consistent equity exposures to both domestic and international equities, allocating approximately 96% to equity. It is expected, however, as the Fund moves closer to its targeted retirement or maturity date, its portfolio will gradually become less equity-oriented and more balanced with higher fixed income allocations.

The Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Fund. The Fund is subject to the risks of the underlying funds it holds.

**    BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                Beginning     Ending
                                 Account      Account                          Expenses Paid
                                  Value        Value        Expense            During Period
                                01/01/2008   06/30/2008   Ratio(1)(2)   01/01/2008-06/30/2008(3)(4)
                                ----------   ----------   -----------   ---------------------------
2010 AGGRESSIVE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   914.20      0.50%                $ 2.38
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2010 MODERATE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   937.70      0.50%                $ 2.41
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2010 CONSERVATIVE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   959.90      0.50%                $ 2.44
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2015 MODERATE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   927.80      0.50%                $ 2.40
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2025 MODERATE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   913.60      0.50%                $ 2.38
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2035 MODERATE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   893.10      0.50%                $ 2.35
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

2045 MODERATE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $ 1,000.00   $   874.30      0.50%                $ 2.33
Hypothetical 5% Return ......   $ 1,000.00   $ 1,022.38      0.50%                $ 2.51

----------
(1)   THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

(2)   ANNUALIZED, BASED ON THE FUND'S EXPENSES FOR THE PERIOD.

(3) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

(4)   EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS                                                  [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                              2010 AGGRESSIVE FUND
                              --------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 97.8%
      18,914   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $    376,012
      13,352   Wilshire Variable Insurance Trust
               Income Fund* ....................................        161,026
      11,534   Wilshire Variable Insurance Trust
               International Equity Fund* ......................        172,080
      22,198   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................        238,182
       6,286   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................         84,993
                                                                   ------------
Total Investments in Underlying Funds- 97.8%
(Cost $1,176,972)                                                     1,032,293

Other Assets & Liabilities, Net -- 2.2%                                  23,340
                                                                   ------------
NET ASSETS -- 100.0%                                               $  1,055,633
                                                                   ============

                               2010 MODERATE FUND
                               ------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 95.7%
      38,674   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $    768,846
      39,369   Wilshire Variable Insurance Trust
               Income Fund* ....................................        474,791
      24,600   Wilshire Variable Insurance Trust
               International Equity Fund* ......................        367,025
      92,040   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................        987,592
      21,611   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................        292,185
                                                                   ------------
Total Investments in Underlying Funds -- 95.7%
(Cost $3,170,629)                                                     2,890,439

Other Assets & Liabilities, Net -- 4.3%                                 131,089
                                                                   ------------
NET ASSETS -- 100.0%                                               $  3,021,528
                                                                   ============

                             2010 CONSERVATIVE FUND
                             ----------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 95.0%
      10,870   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $    216,104
      28,340   Wilshire Variable Insurance Trust
               Income Fund* ....................................        341,786
       7,799   Wilshire Variable Insurance Trust
               International Equity Fund* ......................        116,362
      43,597   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................        467,800
       4,514   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................         61,024
                                                                   ------------
Total Investments in Underlying Funds -- 95.0%
(Cost $1,277,397)                                                     1,203,076

Other Assets & Liabilities, Net -- 5.0%                                  63,433
                                                                   ------------
NET ASSETS -- 100.0%                                               $  1,266,509
                                                                   ============

                               2015 MODERATE FUND
                               ------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 96.3%
     153,778   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $  3,057,097
     163,116   Wilshire Variable Insurance Trust
               Income Fund* ....................................      1,967,174
      98,232   Wilshire Variable Insurance Trust
               International Equity Fund* ......................      1,465,623
     233,551   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................      2,506,005
      75,776   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................      1,024,494
                                                                   ------------
Total Investments in Underlying Funds -- 96.3%
(Cost $11,064,407)                                                   10,020,393

Other Assets & Liabilities, Net -- 3.7%                                 386,853
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 10,407,246
                                                                   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS - (CONTINUED)                                    [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                               2025 MODERATE FUND
                               ------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 95.4%
     191,847   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $  3,813,914
     130,893   Wilshire Variable Insurance Trust
               Income Fund* ....................................      1,578,571
      93,396   Wilshire Variable Insurance Trust
               International Equity Fund* ......................      1,393,473
     157,643   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................      1,691,510
      72,028   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................        973,822
                                                                   ------------
Total Investments in Underlying Funds -- 95.4%
(Cost $10,549,934)                                                    9,451,290

Other Assets & Liabilities, Net -- 4.6%                                 456,360
                                                                   ------------
NET ASSETS -- 100.0%                                               $  9,907,650
                                                                   ============

                               2035 MODERATE FUND
                               ------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 93.0%
     112,616   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $  2,238,804
      40,390   Wilshire Variable Insurance Trust
               Income Fund* ....................................        487,099
      55,162   Wilshire Variable Insurance Trust
               International Equity Fund* ......................        823,016
      45,782   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................        491,245
      42,503   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................        574,641
                                                                   ------------
Total Investments in Underlying Funds -- 93.0%
(Cost $5,276,797)                                                     4,614,805

Other Assets & Liabilities, Net -- 7.0%                                 345,556
                                                                   ------------
NET ASSETS -- 100.0%                                               $  4,960,361
                                                                   ============

                               2045 MODERATE FUND
                               ------------------

   Shares                                                              Value
------------                                                       ------------
INVESTMENTS IN UNDERLYING FUNDS -- 90.4%
      72,238   Wilshire Variable Insurance Trust
               Equity Fund* ....................................   $  1,436,096
       6,169   Wilshire Variable Insurance Trust
               Income Fund* ....................................         74,393
      34,312   Wilshire Variable Insurance Trust
               International Equity Fund* ......................        511,936
       2,331   Wilshire Variable Insurance Trust
               Short-Term Fund* ................................         25,009
      19,769   Wilshire Variable Insurance Trust
               Small Cap Growth Fund* ..........................        267,277
                                                                   ------------
Total Investments in Underlying Funds -- 90.4%
(Cost $2,749,106)                                                     2,314,711

Other Assets & Liabilities, Net -- 9.6%                                 244,805
                                                                   ------------
NET ASSETS -- 100.0%                                               $  2,559,516
                                                                   ============

----------
*     Affiliated fund.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                           2010         2010         2010          2015          2025          2035         2045
                                        AGGRESSIVE    MODERATE   CONSERVATIVE    MODERATE      MODERATE      MODERATE     MODERATE
                                           FUND         FUND         FUND          FUND          FUND          FUND         FUND
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
ASSETS:
Investments, at cost (Note 2) .......  $ 1,176,972  $ 3,170,629  $  1,277,397  $ 11,064,407  $ 10,549,934  $ 5,276,797  $ 2,749,106
                                       ===========  ===========  ============  ============  ============  ===========  ===========
Investments, at value (Note 2)^ .....  $ 1,032,293  $ 2,890,439  $  1,203,076  $ 10,020,393  $  9,451,290  $ 4,614,805  $ 2,314,711
Cash ................................       14,913      119,399        55,719       397,624       422,724      313,093      201,516
Receivable for Fund shares sold .....        1,197        7,985         1,664        43,191        38,906       28,603       36,639
Due from Adviser (Note 3) ...........       14,539       10,401        13,110            --           675       10,475       13,472
Other assets ........................           42          159            51           979           463          281          172
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
Total Assets ........................  $ 1,062,984  $ 3,028,383  $  1,273,620  $ 10,462,187  $  9,914,058  $ 4,967,257  $ 2,566,510
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
LIABILITIES:
Payable for Fund shares
   redeemed .........................           --           --            --        42,852            --           --           --
Investment advisory fees payable
   (Note 3) .........................           --           --            --         5,681            --           --           --
Administration and Accounting
   fees payable .....................        2,189        2,186         2,189         2,177         2,178        2,184        2,187
Chief Compliance Officer fees .......           18           26            21            60            56           35           25
Transfer Agent fees payable .........        3,633        3,633         3,633         3,633         3,633        3,633        3,633
Custody fees payable ................          680          561           496           538           541          723          566
Accrued expenses and
   other payables ...................          831          449           772            --            --          321          583
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
Total Liabilities ...................        7,351        6,855         7,111        54,941         6,408        6,896        6,994
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS ..........................  $ 1,055,633  $ 3,021,528  $  1,266,509  $ 10,407,246  $  9,907,650  $ 4,960,361  $ 2,559,516
                                       ===========  ===========  ============  ============  ============  ===========  ===========
NET ASSETS CONSIST OF:
Undistributed net
   investment income ................  $    34,725  $    84,985  $     35,126  $    265,630  $    229,709  $   128,228  $    69,518
Accumulated net realized gain
   on investments ...................       25,622       47,749        19,458       180,167       187,928       90,276       77,133
Net unrealized depreciation
   of investments ...................     (144,679)    (280,190)      (74,321)   (1,044,014)   (1,098,644)    (661,992)    (434,395)
Paid-in Capital .....................    1,139,965    3,168,984     1,286,246    11,005,463    10,588,657    5,403,849    2,847,260
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS ..........................  $ 1,055,633  $ 3,021,528  $  1,266,509  $ 10,407,246  $  9,907,650  $ 4,960,361  $ 2,559,516
                                       ===========  ===========  ============  ============  ============  ===========  ===========
SHARES OUTSTANDING:
(Unlimited shares authorized) .......      105,387      295,216       122,920     1,024,883       986,227      503,037      266,688
                                       ===========  ===========  ============  ============  ============  ===========  ===========
NET ASSET VALUE:
(Offering and redemption price
   per share) .......................  $     10.02  $     10.23  $      10.30  $      10.15  $      10.05  $      9.86  $      9.60
                                       ===========  ===========  ============  ============  ============  ===========  ===========

^     Represents value of investments in affiliated funds.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                          2010         2010          2010          2015          2025          2035         2045
                                       AGGRESSIVE    MODERATE    CONSERVATIVE    MODERATE      MODERATE      MODERATE     MODERATE
                                          FUND         FUND          FUND          FUND          FUND          FUND         FUND
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
INVESTMENT INCOME:
Interest ............................  $        67  $       499  $        191  $      1,800  $      2,742  $     1,485  $       786
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
   Total Income .....................           67          499           191         1,800         2,742        1,485          786
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
EXPENSES
Investment advisory fees
   (Note 3) .........................        1,802        5,054         1,984        16,254        15,158        7,374        3,740
Administration and Accounting
   fees (Note 3) ....................       31,041       31,041        31,041        31,041        31,041       31,041       31,041
Chief Compliance Officer fees .......           29           81            32           262           247          121           61
Custodian fees ......................        3,239        3,305         3,297         3,250         3,242        3,272        3,339
Transfer agent fees .................        8,634        8,634         8,634         8,634         8,634        8,634        8,634
Professional fees ...................           27           97            43           397           303          119           50
Printing fees .......................           59          145            59           845         1,087          753          403
Pricing out-of-pocket expenses ......          919          921           919           932           928          921          919
Trustees' fees and expenses
   (Note 3) .........................            2           10             4            34            28           13            7
Other ...............................           93          256           104           835           738          368          188
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
   Total Expenses ...................       45,845       49,544        46,117        62,484        61,406       52,616       48,382
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
Fees waived and reimbursed by
   investment adviser (Note 2) ......      (43,271)     (42,324)      (43,283)      (39,264)      (39,752)     (42,082)     (43,039)
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
   Net expenses .....................        2,574        7,220         2,834        23,220        21,654       10,534        5,343
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
NET INVESTMENT INCOME/(LOSS) ........       (2,507)      (6,721)       (2,643)      (21,420)      (18,912)      (9,049)      (4,557)
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   (NOTES 2 AND 5)
Net realized gain/(loss) from:
   Sales of investments in
     affiliated funds ...............       (4,967)      (5,306)       (1,227)      (13,248)       (7,281)     (39,210)     (19,323)
Net change in unrealized
   appreciation/(depreciation) of:
   Investments in affiliated funds ..      (86,233)    (160,388)      (42,266)     (652,062)     (717,149)    (397,148)    (252,348)
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
Net realized and unrealized
   gain/(loss) on investments
   in affiliated funds ..............      (91,200)    (165,694)      (43,493)     (665,310)     (724,430)    (436,358)    (271,671)
                                       -----------  -----------  ------------  ------------  ------------  -----------  -----------
NET INCREASE/(DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS ..................  $   (93,707) $  (172,415) $    (46,136) $   (686,730) $   (743,342) $  (445,407) $  (276,228)
                                       ===========  ===========  ============  ============  ============  ===========  ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                      2010           2010          2010           2015           2025         2035          2045
                                   AGGRESSIVE      MODERATE    CONSERVATIVE     MODERATE       MODERATE     MODERATE      MODERATE
                                      FUND           FUND          FUND           FUND           FUND         FUND          FUND
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
OPERATIONS:
Net investment income ..........   $    (2,507)  $    (6,721)  $     (2,643)  $    (21,420)  $   (18,912)  $    (9,049)  $   (4,557)
Net realized gain/(loss) on
   investments and distributions
   from affiliated funds .......        (4,967)       (5,306)        (1,227)       (13,248)       (7,281)      (39,210)     (19,323)
Net change in unrealized
   appreciation/(depreciation)
   of investments of
   affiliates ..................       (86,233)     (160,388)       (42,266)      (652,062)     (717,149)     (397,148)    (252,348)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase/(decrease) in
   net assets resulting from
   operations ..................       (93,707)     (172,415)       (46,136)      (686,730)     (743,342)     (445,407)    (276,228)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------

CAPITAL STOCK TRANSACTIONS:
   (DOLLARS)
   Shares sold .................       161,378       792,841        341,414      3,437,525     3,765,454     1,975,872    1,126,597
   Shares issued as reinvestment
     of distributions ..........            --            --             --             --            --            --           --
   Shares redeemed .............       (44,748)     (210,203)       (50,368)      (898,749)     (142,355)     (176,997)    (150,947)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase in net assets from
   capital stock transactions ..       116,630       582,638        291,046      2,538,776     3,623,099     1,798,875      975,650
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS .....        22,923       410,223        244,910      1,852,046     2,879,757     1,353,468      699,422

NET ASSETS:
Beginning of period ............     1,032,710     2,611,305      1,021,599      8,555,200     7,027,893     3,606,893    1,860,094
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
End of period ..................   $ 1,055,633   $ 3,021,528   $  1,266,509   $ 10,407,246   $ 9,907,650   $ 4,960,361   $2,559,516
                                   ===========   ===========   ============   ============   ===========   ===========   ==========
Undistributed net investment
   income at end of period .....   $    34,725   $    84,985   $     35,126   $    265,630   $   229,709   $   128,228   $   69,518
                                   ===========   ===========   ============   ============   ===========   ===========   ==========

CAPITAL SHARE TRANSACTIONS:
   Shares sold .................        15,566        75,738         32,530        329,068       361,002       193,592      112,510
   Shares issued as reinvestment
     of distributions ..........            --            --             --             --            --            --           --
   Shares redeemed .............        (4,391)      (19,946)        (4,790)       (86,112)      (13,868)      (17,329)     (15,161)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase in shares
   outstanding .................        11,175        55,792         27,740        242,956       347,134       176,263       97,349
                                   ===========   ===========   ============   ============   ===========   ===========   ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                      2010          2010           2010           2015          2025          2035          2045
                                   AGGRESSIVE     MODERATE     CONSERVATIVE     MODERATE      MODERATE      MODERATE      MODERATE
                                      FUND          FUND           FUND           FUND          FUND          FUND          FUND
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
OPERATIONS:
Net investment income ..........   $    14,206   $    52,276   $     26,185   $    150,147   $   101,788   $    35,207   $    8,658
Net realized gain on investments
   and distributions from
   affiliated funds ............        51,517        90,276         30,116        328,225       339,852       229,408      159,662
Net change in unrealized
   appreciation/depreciation
   of investments of
   affiliates ..................       (58,868)     (118,941)       (27,633)      (390,188)     (390,236)     (267,269)    (185,236)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase/(decrease) in
   net assets resulting from
   operations ..................         6,855        23,611         28,668         88,184        51,404        (2,654)     (16,916)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income ..........          (450)       (4,810)       (11,345)       (36,996)      (21,133)       (1,260)         --
Net realized capital gains .....        (3,244)       (1,882)        (1,967)       (26,389)      (17,265)       (4,239)      (4,702)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Total distributions to
   shareholders ................        (3,694)       (6,692)       (13,312)       (63,385)      (38,398)       (5,499)      (4,702)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------

CAPITAL STOCK TRANSACTIONS:
   (DOLLARS)
Shares sold ....................       986,994     2,399,630        891,767      7,340,075     5,840,518     3,517,371    1,777,398
Shares issued as reinvestment
   of distributions ............         3,694         6,692         13,312         63,385        38,398         5,499        4,702
Shares redeemed ................      (115,724)     (116,610)      (351,574)      (807,330)     (235,680)     (231,639)    (189,203)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase in net assets from
   capital stock transactions ..       874,964     2,289,712        553,505      6,596,130     5,643,236     3,291,231    1,592,897
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS .....       878,125     2,306,631        568,861      6,620,929     5,656,242     3,283,078    1,571,279

NET ASSETS:
Beginning of year ..............       154,585       304,674        452,738      1,934,271     1,371,651       323,815      288,815
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
End of year ....................   $ 1,032,710   $ 2,611,305   $  1,021,599   $  8,555,200   $ 7,027,893   $ 3,606,893   $1,860,094
                                   ===========   ===========   ============   ============   ===========   ===========   ==========
Undistributed net investment
   income at end of year .......   $    37,232   $    91,706   $     37,769   $    287,050   $   248,621   $   137,277   $   74,075
                                   ===========   ===========   ============   ============   ===========   ===========   ==========

CAPITAL SHARE TRANSACTIONS:
Shares sold ....................        89,920       220,344         83,072        666,511       527,898       316,534      158,407
Shares issued as reinvestment
   of distributions ............           335           611          1,237          5,763         3,473           494          424
Shares redeemed ................       (10,705)      (10,630)       (32,399)       (73,938)      (21,693)      (20,896)     (16,771)
                                   -----------   -----------   ------------   ------------   -----------   -----------   ----------
Net increase in shares
   outstanding .................        79,550       210,325         51,910        598,336       509,678       296,132      142,060
                                   ===========   ===========   ============   ============   ===========   ===========   ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 AGGRESSIVE FUND                                                      [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              SIX MONTHS
                                                                 ENDED                               FOR THE PERIOD
                                                             JUNE 30, 2008        YEAR ENDED         MAY 1, 2006 TO
                                                              (UNAUDITED)      DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                             -------------     -----------------   --------------------
Net asset value, beginning of period .....................     $ 10.96              $ 10.54              $ 10.00
                                                               -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) ..........................       (0.03)                0.29                 0.44
Net realized and unrealized gain/(loss) on investments ...       (0.91)                0.16                 0.10
                                                               -------              -------              -------
Total from investment operations .........................       (0.94)                0.45                 0.54
                                                               -------              -------              -------
LESS DISTRIBUTIONS:
From net investment income ...............................          --                   --(3)                --
From capital gains .......................................          --                (0.03)                  --
                                                               -------              -------              -------
Total distributions ......................................          --                (0.03)                  --
                                                               -------              -------              -------
Net asset value, end of period ...........................     $ 10.02              $ 10.96              $ 10.54
                                                               =======              =======              =======
Total return(4) ..........................................       (8.58)%(5)            4.35%                5.40%(5)
                                                               =======              =======              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................     $ 1,056              $ 1,033              $   155
Operating expenses including reimbursement/waiver+ .......        0.50%(6)             0.50%                0.50%(6)
Operating expenses excluding reimbursement/waiver+ .......        8.90%(6)             8.95%               89.67%(6)
Net investment income/(loss)+ ............................       (0.49)%(6)            2.62%                6.47%(6)
Portfolio turnover rate ..................................           3%(5)                4%                  53%(5)

----------
+     These ratios do not include expenses from the underlying funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)   Less than $0.01 per share.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 MODERATE FUND                                                        [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              SIX MONTHS
                                                                 ENDED                                FOR THE PERIOD
                                                             JUNE 30, 2008        YEAR ENDED          MAY 1, 2006 TO
                                                              (UNAUDITED)      DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                             -------------     -----------------   --------------------
Net asset value, beginning of period .....................     $ 10.91              $ 10.47              $ 10.00
                                                               -------              -------              -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) ..........................       (0.02)                0.40                 0.75
Net realized and unrealized gain/(loss) on investments ...       (0.66)                0.07                (0.28)
                                                               -------              -------              -------
Total from investment operations .........................       (0.68)                0.47                 0.47
                                                               -------              -------              -------
LESS DISTRIBUTIONS:
From net investment income ...............................          --                (0.02)                  --
From capital gains .......................................          --                (0.01)                  --
                                                               -------              -------              -------
Total distributions ......................................          --                (0.03)                  --
                                                               -------              -------              -------
Net asset value, end of period ...........................     $ 10.23              $ 10.91              $ 10.47
                                                               =======              =======              =======
Total return(3) ..........................................       (6.23)%(4)            4.47%                4.70%(4)
                                                               =======              =======              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................     $ 3,022              $ 2,611              $   305
Operating expenses including reimbursement/waiver+ .......        0.50%(5)             0.50%                0.50%(5)
Operating expenses excluding reimbursement/waiver+ .......        3.43%(5)             3.60%               56.99%(5)
Net investment income/(loss)+ ............................       (0.47)%(5)            3.64%               10.85%(5)
Portfolio turnover rate ..................................           7%(4)                0%                   0%(4)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2010 CONSERVATIVE FUND                                                    [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              SIX MONTHS
                                                                 ENDED                                FOR THE PERIOD
                                                             JUNE 30, 2008        YEAR ENDED          MAY 1, 2006 TO
                                                              (UNAUDITED)      DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                             -------------     -----------------   --------------------
Net asset value, beginning of period .....................     $ 10.73              $ 10.46              $ 10.00
                                                               -------              -------              -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) ..........................       (0.02)                0.34                 0.77
Net realized and unrealized gain/(loss) on investments ...       (0.41)                0.07                (0.31)
                                                               -------              -------              -------
Total from investment operations .........................       (0.43)                0.41                 0.46
                                                               -------              -------              -------
LESS DISTRIBUTIONS:
From net investment income ...............................          --                (0.12)                  --
From capital gains .......................................          --                (0.02)                  --
                                                               -------              -------              -------
Total distributions ......................................          --                (0.14)                  --
                                                               -------              -------              -------
Net asset value, end of period ...........................     $ 10.30              $ 10.73              $ 10.46
                                                               =======              =======              =======
Total return(3) ..........................................       (4.01)%(4)            3.93%                4.60%(4)
                                                               =======              =======              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................     $ 1,267              $ 1,022              $   453
Operating expenses including reimbursement/waiver+ .......        0.50%(5)             0.50%                0.50%(5)
Operating expenses excluding reimbursement/waiver+ .......        8.14%(5)             5.96%               30.69%(5)
Net investment income/(loss)+ ............................       (0.47)%(5)            3.16%               11.21%(5)
Portfolio turnover rate ..................................           4%(4)               16%                  10%(4)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2015 MODERATE FUND                                                        [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             SIX MONTHS
                                                                ENDED                                FOR THE PERIOD
                                                            JUNE 30, 2008         YEAR ENDED         MAY 1, 2006 TO
                                                             (UNAUDITED)      DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                            -------------     -----------------   --------------------
Net asset value, beginning of period ....................      $  10.94             $ 10.54               $ 10.00
                                                               --------             -------               -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) .........................         (0.02)               0.34                  0.61
Net realized and unrealized gain/(loss) on investments ..         (0.77)               0.14                 (0.07)
                                                               --------             -------               -------
Total from investment operations ........................         (0.79)               0.48                  0.54
                                                               --------             -------               -------
LESS DISTRIBUTIONS:
From net investment income ..............................            --               (0.05)                   --
From capital gains ......................................            --               (0.03)                   --
                                                               --------             -------               -------
Total distributions .....................................            --               (0.08)                   --
                                                               --------             -------               -------
Net asset value, end of period ..........................      $  10.15             $ 10.94               $ 10.54
                                                               ========             =======               =======
Total return(3) .........................................         (7.22)%(4)           4.57%                 5.40%(4)
                                                               ========             =======               =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................      $ 10,407             $ 8,555               $ 1,934
Operating expenses including reimbursement/waiver+ ......          0.50%(5)            0.50%                 0.50%(5)
Operating expenses excluding reimbursement/waiver+ ......          1.35%(5)            1.35%                 8.69%(5)
Net investment income/(loss)+ ...........................         (0.46)%(5)           3.08%                 8.87%(5)
Portfolio turnover rate .................................             3%(4)               3%                   55%(4)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2025 MODERATE FUND                                                        [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             SIX MONTHS
                                                                ENDED                                 FOR THE PERIOD
                                                            JUNE 30, 2008         YEAR ENDED          MAY 1, 2006 TO
                                                             (UNAUDITED)       DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                            -------------      -----------------   --------------------
Net asset value, beginning of period ....................      $  11.00              $ 10.60               $ 10.00
                                                               --------              -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) .........................         (0.02)                0.32                  0.54
Net realized and unrealized gain/(loss) on investments ..         (0.93)                0.14                  0.06
                                                               --------              -------               -------
Total from investment operations ........................         (0.95)                0.46                  0.60
                                                               --------              -------               -------
LESS DISTRIBUTIONS:
From net investment income ..............................            --                (0.03)                   --
From capital gains ......................................            --                (0.03)                   --
                                                               --------              -------               -------
Total distributions .....................................            --                (0.06)                   --
                                                               --------              -------               -------
Net asset value, end of period ..........................      $  10.05              $ 11.00               $ 10.60
                                                               ========              =======               =======
Total return(3) .........................................         (8.64)%(4)            4.36%                 6.00%(4)
                                                               ========              =======               =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................      $  9,908              $ 7,028               $ 1,372
Operating expenses including reimbursement/waiver+ ......          0.50%(5)             0.50%                 0.50%(5)
Operating expenses excluding reimbursement/waiver+ ......          1.42%(5)             1.72%                12.72%(5)
Net investment income/(loss)+ ...........................         (0.44)%(5)            2.85%                 7.83%(5)
Portfolio turnover rate .................................             2%(4)                2%                   10%(4)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2035 MODERATE FUND                                                        [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             SIX MONTHS
                                                                ENDED                                    FOR THE PERIOD
                                                            JUNE 30, 2008            YEAR ENDED          MAY 1, 2006 TO
                                                             (UNAUDITED)          DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                            -------------         -----------------   --------------------
Net asset value, beginning of period ....................      $  11.04                $ 10.57                $ 10.00
                                                               --------                -------                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) .........................         (0.02)                  0.24                   0.40
Net realized and unrealized gain/(loss) on investments ..         (1.16)                  0.24                   0.17
                                                               --------                -------                -------
Total from investment operations ........................         (1.18)                  0.48                   0.57
                                                               --------                -------                -------
LESS DISTRIBUTIONS:
From net investment income ..............................            --                     --(3)                  --
From capital gains ......................................            --                  (0.01)                    --
                                                               --------                -------                -------
Total distributions .....................................            --                  (0.01)                    --
                                                               --------                -------                -------
Net asset value, end of period ..........................      $   9.86                $ 11.04                $ 10.57
                                                               ========                =======                =======
Total return(4) .........................................        (10.69)%(5)              4.61%                  5.70%(5)
                                                               ========                =======                =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................      $  4,960                $ 3,607                $   324
Operating expenses including reimbursement/waiver+ ......          0.50%(6)               0.50%                  0.50%(6)
Operating expenses excluding reimbursement/waiver+ ......          2.50%(6)               3.37%                 61.49%(6)
Net investment income/(loss)+ ...........................         (0.43)%(6)              2.20%                  5.78%(6)
Portfolio turnover rate .................................             5%(5)                  0%                  4%(5)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)   Amount is less than $0.01 per share.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2045 MODERATE FUND                                                        [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             SIX MONTHS
                                                                ENDED                                  FOR THE PERIOD
                                                            JUNE 30, 2008          YEAR ENDED          MAY 1, 2006 TO
                                                             (UNAUDITED)        DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                            -------------       -----------------   --------------------
Net asset value, beginning of period ....................       $  10.98             $ 10.59               $ 10.00
                                                                --------             -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) .........................          (0.02)               0.11                  0.26
Net realized and unrealized gain/(loss) on investments ..          (1.36)               0.31                  0.33
                                                                --------             -------               -------
Total from investment operations ........................          (1.38)               0.42                  0.59
                                                                --------             -------               -------
LESS DISTRIBUTIONS:
From net investment income ..............................             --                  --                    --
From capital gains ......................................             --               (0.03)                   --
                                                                --------             -------               -------
Total distributions .....................................             --               (0.03)                   --
                                                                --------             -------               -------
Net asset value, end of period ..........................       $   9.60             $ 10.98               $ 10.59
                                                                ========             =======               =======
Total return(3) .........................................         (12.57)%(4)           3.95%                 5.90%(4)
                                                                ========             =======               =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................       $  2,560             $ 1,860               $   289
Operating expenses including reimbursement/waiver+ ......           0.50%(5)            0.50%                 0.50%(5)
Operating expenses excluding reimbursement/waiver+ ......           4.53%(5)            5.67%                71.81%(5)
Net investment income/(loss)+ ...........................          (0.43)%(5)           0.97%                 3.79%(5)
Portfolio turnover rate .................................              5%(4)              14%                    0%(4)

----------
+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(4)   Not annualized.

(5)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

1.    Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund (collectively the "Funds", each a "Fund" of the Trust). The financial statements for the Underlying Funds are included in a separate annual report. The Funds operate under a fund of funds structure and invest substantially all of their assets in the Underlying Funds according to an asset allocation strategy designed for investors planning to retire in certain target years. Shares are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

FUNDS' INVESTMENT OBJECTIVES:

High total return until each respective Fund's target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

2.    Significant Accounting Policies.

SECURITY VALUATION -- Investments by the Funds in Underlying Funds are valued at their net asset values as reported by the Underlying Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from Underlying Funds are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3.    Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs.

For the six months ended June 30, 2008, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                RATE ON FUNDS
FUND                                                          AVERAGE NET ASSETS
----                                                          ------------------
2010 Aggressive Fund ....................................            0.35%
2010 Moderate Fund ......................................            0.35%
2010 Conservative Fund ..................................            0.35%
2015 Moderate Fund ......................................            0.35%
2025 Moderate Fund ......................................            0.35%
2035 Moderate Fund ......................................            0.35%
2045 Moderate Fund ......................................            0.35%

The Adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2009, so that the annual operating expenses for each Fund for this period will not exceed 0.50% (exclusive of underlying fund fees) (the "Expense Limitation"). Each Fund, for a period not to exceed three years from commencement of operations, will repay the Adviser any expenses in excess of the Expense Limitation, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

For the six months ended June 30, 2008, the Adviser waived fees and reimbursed expenses in the amounts listed below.

FUND                                                      FEES WAIVED/REIMBURSED
----                                                      ----------------------
2010 Aggressive Fund ..................................          $43,271
2010 Moderate Fund ....................................           42,324
2010 Conservative Fund ................................           43,283
2015 Moderate Fund ....................................           39,264
2025 Moderate Fund ....................................           39,752
2035 Moderate Fund ....................................           42,082
2045 Moderate Fund ....................................           43,039

At June 30, 2008, the balance of recoupable expenses along with the year of expiration for the Funds are as follows:

FUND                                        2009      2010      2011      TOTAL
----                                      -------   -------   -------   --------
2010 Aggressive Fund ..................   $25,270   $42,825   $43,271   $111,366
2010 Moderate Fund ....................    25,101    41,652    42,324    109,077
2010 Conservative Fund ................    25,055    42,268    43,283    110,606
2015 Moderate Fund ....................    24,725    38,388    39,264    102,377
2025 Moderate Fund ....................    24,989    40,544    39,752    105,285
2035 Moderate Fund ....................    25,168    42,924    42,082    110,174
2045 Moderate Fund ....................    25,023    43,073    43,039    111,135

Because the Underlying Funds have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent pursuant to a services agreement.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's Chief Compliance Officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together paid each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.    Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund's average net assets payable to PFPC Distributors, Inc. (the "Distributor") to reimburse the Distributor for distribution and shareholder services provided to shareholders. Currently, there is no expectation that the Funds will incur expenses for distribution and shareholder services.

5.    Security Transactions.

For the six-month period ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of Underlying Funds, were as follows:

FUND                                            PURCHASES    PROCEEDS FROM SALES
----                                           -----------   -------------------
2010 Aggressive Fund .......................   $   113,292        $  35,451
2010 Moderate Fund .........................       595,430          189,016
2010 Conservative Fund .....................       274,839           49,227
2015 Moderate Fund .........................     2,469,884          280,639
2025 Moderate Fund .........................     3,504,732          179,763
2035 Moderate Fund .........................     1,681,345          211,078
2045 Moderate Fund .........................       840,021           98,374

The federal tax cost, unrealized appreciation and depreciation at June 30, 2008 for each Fund is as follows:

                                  TAX         UNREALIZED     UNREALIZED    NET UNREALIZED
FUND                              COST       APPRECIATION   DEPRECIATION     APP/(DEP)
----                          ------------   ------------   ------------   --------------
2010 Aggressive Fund ......   $  1,176,972      $  --       $   (144,679)   $   (144,679)
2010 Moderate Fund ........      3,170,629        830           (281,020)       (280,190)
2010 Conservative Fund ....      1,277,397        720            (75,041)        (74,321)
2015 Moderate Fund ........     11,064,407         --         (1,044,014)     (1,044,014)
2025 Moderate Fund ........     10,549,934         --         (1,098,644)     (1,098,644)
2035 Moderate Fund ........      5,276,797         --           (661,992)       (661,992)
2045 Moderate Fund ........      2,749,106         88           (434,483)       (434,395)

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

The summary of inputs used to value the Funds' net assets as of June 30, 2008 is as follows:

                                            2010         2010          2010           2015         2025         2035         2045
                                         AGGRESSIVE    MODERATE    CONSERVATIVE     MODERATE     MODERATE     MODERATE     MODERATE
                                            FUND         FUND          FUND           FUND         FUND         FUND         FUND
                                         ----------   ----------   ------------   -----------   ----------   ----------   ----------
Level 1-Quoted Prices ................   $1,032,293   $2,890,439   $  1,203,076   $10,020,393   $9,451,290   $4,614,805   $2,314,711
Level 2-Other Significant
   Observable Inputs .................           --           --             --            --           --           --           --
Level 3-Significant
   Unobservable Inputs ...............           --           --             --            --           --           --           --
                                         ----------   ----------   ------------   -----------   ----------   ----------   ----------
Total Market Value
   of Investments ....................   $1,032,293   $2,890,439   $  1,203,076   $10,020,393   $9,451,290   $4,614,805   $2,314,711
                                         ==========   ==========   ============   ===========   ==========   ==========   ==========

6.    Significant Shareholder Activity.

On June 30, 2008, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
----
2010 Aggressive Fund (1omnibus shareholder) .............................   100%
2010 Moderate Fund (2 omnibus shareholders) .............................   100%
2010 Conservative Fund (1 omnibus shareholder) ..........................   100%
2015 Moderate Fund (2 omnibus shareholders) .............................   100%
2025 Moderate Fund (2 omnibus shareholders) .............................   100%
2035 Moderate Fund (2 omnibus shareholders) .............................   100%
2045 Moderate Fund (2 omnibus shareholders) .............................   100%

7.    Tax Information.

No provision for federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax payers for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions declared for the year ended December 31, 2007 were as follows:

                                                       2007             2007
FUND                                             ORDINARY INCOME   CAPITAL GAINS
----                                             ---------------   -------------
2010 Aggressive Fund .........................      $  2,136         $  1,558
2010 Moderate Fund ...........................         4,810            1,882
2010 Conservative Fund .......................        11,789            1,523
2015 Moderate Fund ...........................        48,155           15,230
2025 Moderate Fund ...........................        24,482           13,916
2035 Moderate Fund ...........................         1,326            4,173
2045 Moderate Fund ...........................            --            4,702

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

At December 31, 2007, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                2010         2010         2010          2015        2025        2035        2045
                                             AGGRESSIVE    MODERATE   CONSERVATIVE    MODERATE    MODERATE    MODERATE    MODERATE
                                                FUND         FUND         FUND          FUND        FUND        FUND        FUND
                                             ----------   ---------   ------------   ---------   ---------   ---------   ---------
Undistributed ordinary income/(loss) .....    $ 38,214    $  91,704     $ 38,337     $ 291,772   $ 252,536   $ 137,277   $  80,808
Accumulated capital gain/(loss) ..........      29,788       53,057       20,165       189,599     191,581     129,544      89,784
Unrealized Appreciation/(Depreciation) ...     (58,627)    (119,802)     (32,103)     (392,858)   (381,782)   (264,902)   (182,108)
                                              --------    ---------     --------     ---------   ---------   ---------   ---------
Total accumulated income/(loss) ..........    $  9,375    $  24,959     $ 26,399     $  88,513   $  62,335   $   1,919   $ (11,516)
                                              ========    =========     ========     =========   =========   =========   =========

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds.

8.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications relate primarily to the re-characterization of distributions from the Underlying Funds for tax purposes. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2007, the reclassifications were as follows:

                                                    INCREASE          DECREASE
                                               UNDISTRIBUTED NET      REALIZED
FUND                                           INVESTMENT INCOME   CAPITAL GAINS
----                                           -----------------   -------------
2010 Aggressive Fund .......................        $ 20,814         $ (20,814)
2010 Moderate Fund .........................          37,219           (37,219)
2010 Conservative Fund .....................           9,372            (9,372)
2015 Moderate Fund .........................         134,698          (134,698)
2025 Moderate Fund .........................         144,622          (144,622)
2035 Moderate Fund .........................          99,861           (99,861)
2045 Moderate Fund .........................          63,205           (63,205)

9.    Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10.   Subsequent Events.

Effective July 14, 2008, SEI Investments Global Funds Services serves as the Trust's administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. Effective July 14, 2008, DST Systems, Inc. serves as the Trust's transfer agent and dividend disbursing agent.

Effective July 14, 2008, SEI Investments Distribution Co. serves as the Trust's distributor.

--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION

--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

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WILSHIRE VARIABLE INSURANCE TRUST
SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2008

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WILSHIRE VARIABLE INSURANCE TRUST
2010 Aggressive Fund
2010 Moderate Fund
2010 Conservative Fund
2015 Moderate Fund
2025 Moderate Fund
2035 Moderate Fund
2045 Moderate Fund

BOARD OF TRUSTEES
Roger A. Formisano
Richard A. Holt
Harriet A. Russell
Suanne K. Luhn
Lawrence E. Davanzo
George J. Zock
CHAIRMAN OF THE BOARD

OFFICERS OF THE FUNDS
Lawrence E. Davanzo
PRESIDENT

Helen Thompson
SECRETARY AND CHIEF COMPLIANCE OFFICER

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ADMINISTRATOR
SEI Investments Global Funds Services*
1 Freedom Valley Drive
Oaks, PA 19456

TRANSFER AGENT
DST Systems, Inc.*
Wilshire Mutual Funds
P.O. Box 219512
Kansas City, MO 64121-9512

INVESTMENT ADVISER
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

CUSTODIAN
PNC Global Investment Servicing
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

*     EFFECTIVE JULY 14, 2008.

[LOGO] WILSHIRE VARIABLE INSURANCE TRUST

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

                                                                 WIL-SA-003-0100

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 13, 2004.

ITEM 11.  CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Wilshire Variable Insurance Trust.

                                       /s/ Lawrence E. Davanzo
By (Signature and Title)*              -----------------------------------
                                       Lawrence E. Davanzo, President
                                       (principal executive officer)

Date August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       /s/ Lawrence E. Davanzo
By (Signature and Title)*              -----------------------------------
                                       Lawrence E. Davanzo, President
                                       (principal executive officer)

Date August 29, 2008
                                       /s/ Helen Thompson
By (Signature and Title)*              -----------------------------------------
                                       Helen Thompson, Treasurer
                                       (principal financial officer)

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.